     As filed with the Securities and Exchange Commission on August 6, 2002


                                             Registration Statement Nos. 2-36429
                                                                        811-2033

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              - - - - - - - - - -

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /

   Pre-Effective Amendment No.                                              / /
                               ....


   Post-Effective Amendment No. 65                                          /X/
                               ....

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             / /


   Amendment No.  35                                                        /X/
                 ....

                        (Check appropriate box or boxes.)
   ...........................................................................
               (Exact Name of Registrant as Specified in Charter)

                                THE RESERVE FUND
   ...........................................................................

                    (Address of Principal Executive Offices)
                           1250 BROADWAY, NEW YORK, NY
                                   10001-3701
                                   (Zip Code)

   Registrant's Telephone Number, including Area Code   (212) 401-5500
                                                      ..........................

   .............................................................................


                            Irene Greenberg, Esq.
                            The Reserve Funds
                            1250 Broadway
                            New York, NY 10001-3701


                     (Name and Address of Agent for Service)

   Approximate date of Proposed Public Offering ... immediately upon filing

It is proposed that this filing will become effective (check appropriate box)

   /X/ immediately upon filing pursuant to paragraph (b)

   / / on (date) pursuant to paragraph (b)

   / / 60 days after filing pursuant to paragraph (a)(1)

   / / on (date) pursuant to paragraph (a)(1)

   / / 75 days after filing pursuant to paragraph (a)(2)

   / / on (date) pursuant to paragraph (a)(2) of rule 485.

If approriate, check the following box:

   / / this post-effective amendment designates a new effective data for a previously filed post-effective amendment.


The Commission is requested to send copies of all communications to:
               Irene Greenberg, Esq.
               The Reserve Funds
               1250 Broadway
               New York, NY 10001-3701

[AMERICAN EXPRESS LOGO]


                                AMERICAN EXPRESS
                           MONEY-MARKET FUND ACCOUNTS



                                   PROSPECTUS
                                 AUGUST 6, 2002



The Reserve Fund, Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust (the "Trusts") are registered investment companies, which offer fourteen no-load money-market funds in this Prospectus:


                          -  PRIMARY FUND - CLASS R,
                          -  U.S. GOVERNMENT FUND - CLASS R,
                          -  U.S. TREASURY FUND - CLASS R,
                          -  INTERSTATE TAX-EXEMPT FUND - CLASS R,
                          -  CALIFORNIA II TAX-EXEMPT FUND
                          -  CONNECTICUT TAX-EXEMPT FUND,
                          -  FLORIDA TAX-EXEMPT FUND,
                          -  MASSACHUSETTS TAX-EXEMPT FUND,
                          -  MICHIGAN TAX-EXEMPT FUND,
                          -  NEW JERSEY TAX-EXEMPT FUND,
                          -  NEW YORK TAX-EXEMPT FUND,
                          -  OHIO TAX-EXEMPT FUND,

                          -  PENNSYLVANIA TAX-EXEMPT FUND, and


                          -  VIRGINIA TAX-EXEMPT FUND
                          (each a "Fund", collectively the "Funds").


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------
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                 (This page has been left blank intentionally.)

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objectives..........................................................3

Investment Strategies of the Primary, U.S.
Government and U.S. Treasury Funds.............................................4

Principal Risks of Investing in the Primary, U.S. Government and U.S. Treasury
Funds..........................................................................5

Investment Strategies of the Interstate Tax-Exempt Fund........................6

Principal Risks of Investing in the Interstate Tax-Exempt Fund.................7

Investment Strategies of the State-Specific Tax-
Exempt Funds.......................                                            8


Principal Risks of Investing in the State-Specific Tax-Exempt
Funds..............................                                           10


Performance...................................................................12


Fees & Expenses of the Funds..................................................19


Fund Management...............................................................20



YOUR ACCOUNT
How to Buy Shares.............................................................21


How to Sell Shares............................................................22



ACCOUNT SERVICES..............................................................24



DIVIDENDS & TAXES.............................................................25



FINANCIAL HIGHLIGHTS..........................................................27



QUESTIONS?
Shareholders should direct their inquiries to American Express or the Financial Advisor from whom they received this Prospectus.



American Enterprise Investment Services Inc.
70400 AXP Financial Center
Minneapolis, MN 55474
(800) 297-7378


ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVES
    The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.


    The investment objective of each state-specific tax-exempt fund is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the named state fund as is consistent with preservation of capital and liquidity.



    Achievement of a Fund's objectives cannot be assured.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY
FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.



U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.


U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.


    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and repos will not exceed 5% of its total net assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.



    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS.
The following factors could reduce a Fund's income level and/or share price:


- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yield will typically fall as well.


- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.


    The Interstate Tax-Exempt Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".


- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the Securities and Exchange Commission ("SEC") that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.


    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:


- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.



- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC TAX-EXEMPT FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Tax-Exempt Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal income taxes (including federal Alternative Minimum Tax) and the personal income taxes of the named state and, with respect to the New York Tax-Exempt Fund, local personal income taxes and, with respect to the Florida Tax-Exempt Fund, the Florida intangibles tax, and with respect to the Pennsylvania Tax-Exempt Fund, the Pennsylvania county personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when RMCI believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to AMT; however, the Funds avoid buying any AMT paper.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's, SP-1 or SP-2 by S&P or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Trustees.


    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its net

                                                                 ABOUT THE FUNDS
assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC TAX-EXEMPT FUNDS.

The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - California II Tax-Exempt Fund: There are special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the State.

    - Connecticut Tax-Exempt Fund: The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, and recent declines in defense spending have had a significant impact on unemployment levels.

    - Florida Tax-Exempt Fund: The revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles.

                                                                 ABOUT THE FUNDS

    - Massachusetts Tax-Exempt Fund: Investors should realize that since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings.

    - Michigan Tax-Exempt Fund: Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.


    - New Jersey Tax-Exempt Fund: The State has had difficulty balancing its budget. If this problem is not addressed in a satisfactory manner the State's ability to access the debt markets could hinder future operations.



    - New York Tax-Exempt Fund: There are the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City in particular.


    - Ohio Tax-Exempt Fund: The State's fiscal condition is closely tied to its ability to minimize its exposure to cyclical downturns in the manufacturing sector.

    - Pennsylvania Tax-Exempt Fund: Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings.

    - Virginia Tax-Exempt Fund: The Commonwealth's low unemployment level is due in large part to Federal Government jobs available to its residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Funds' annual returns for the past ten years or the first full calendar years since inception, together with the best and worst quarters. For the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds, Class R annual returns are shown. The accompanying "Average Annual Total Return as of December 31, 2001" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2001 0.43% Total return for the period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%
01   2.98%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2001 0.29% Total return for the period 1/1/02-6/30/02: 0.38%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
2.98%                                                   4.44%     4.08%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

93   2.19%
94   3.68%
95   4.96%
96   4.53%
97   4.61%
98   4.52%
99   4.02%
00   5.16%
01   3.12%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 1.33% Worst Quarter: 4Q 2001 0.40% Total return for the period 1/1/02-6/30/02: 0.40%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (3/3/92)
3.12%                                                   4.29%                     3.95%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%
01   1.86%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83% Worst Quarter: 4Q 2001 0.26% Total return for the period 1/1/02-6/30/02: 0.31%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.86%                                                   2.57%     2.49%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New York Tax-Exempt Fund

92   2.26%
93   1.48%
94   1.97%
95   2.96%
96   2.51%
97   2.68%
98   2.48%
99   2.25%
00   3.09%
01   1.74%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.81% Worst Quarter: 4Q 2001 0.22% Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.74%                                                   2.45%     2.34%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for California II Tax-Exempt Fund

00   2.59%
01   1.55%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.71% Worst Quarter: 4Q 2001 0.21% Total return for the period 1/1/02-6/30/02: 0.33%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (7/2/99)
1.55%                                                                    2.11%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Connecticut Tax-Exempt Fund

92   2.25%
93   1.64%
94   2.06%
95   2.85%
96   2.45%
97   2.66%
98   2.50%
99   2.15%
00   2.96%
01   1.68%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.79% Worst Quarter: 4Q 2001 0.22% Total return for the period 1/1/02-6/30/02: 0.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.68%                                                   2.39%     2.32%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Florida Tax-Exempt Fund

97   2.66%
98   2.62%
99   2.36%
00   3.21%
01   1.87%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.84% Worst Quarter: 4Q 2001 0.23% Total return for the period 1/1/02-6/30/02: 0.30%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/24/96)
1.87%                                                   2.54%                      2.52%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Massachusetts Tax-Exempt Fund

92   2.46%
93   1.83%
94   2.17%
95   2.96%
96   2.57%
97   2.87%
98   2.53%
99   2.20%
00   3.08%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.81% Worst Quarter: 4Q 2001 0.23% Total return for the period 1/1/02-6/30/02: 0.27%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.77%                                                   2.49%     2.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Michigan Tax-Exempt Fund

99   2.49%
00   3.14%
01   1.61%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.86% Worst Quarter: 4Q 2001 0.18% Total return for the period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (12/14/98)
1.61%                                                                      2.38%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New Jersey Tax-Exempt Fund

95   2.87%
96   2.41%
97   2.55%
98   2.42%
99   2.16%
00   3.03%
01   1.79%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.80% Worst Quarter: 4Q 2001 0.23% Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/21/94)
1.79%                                                   2.39%                      2.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Ohio Tax-Exempt Fund

99   2.37%
00   3.14%
01   1.64%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.85% Worst Quarter: 4Q 2001 0.19% Total return for the period 1/1/02-6/30/02: 0.18%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (4/1/98)
1.64%                                                                    2.41%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Pennsylvania Tax-Exempt Fund

98   2.53%
99   2.37%
00   3.29%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.87% Worst Quarter: 4Q 2001 0.22% Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (9/12/97)
1.77%                                                                     2.55%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Virginia Tax-Exempt Fund

01   1.43%

CALENDAR YEAR ENDED DECEMBER 31
Best Quarter: 1Q 2001 0.50% Worst Quarter: 4Q 2001 0.12% Total return for the period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (3/3/00)
1.43%                                                                    2.33%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at WWW.RESERVEFUNDS.COM.

                                                                 ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                               None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses are deducted from Fund assets)


    For the Primary and U.S. Government Funds and the Interstate,
California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.01
                                  ----
Total Operating Expenses          1.01%
                                  ====



    For the U.S. Treasury Fund and Florida Tax-Exempt Fund:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.00
                                  ----
Total Operating Expenses          1.00%
                                  ====


------------


                  (*)   The Funds will impose a "Small Balance
                        fee" (currently $5 monthly) or, upon
                        written notice, remit the proceeds on
                        those accounts with a monthly average
                        account balance of less than $1,000 for
                        the past 12 consecutive months and with
                        no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).
                 (**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's
                        Distribution Plan and the fees and
                        expenses of the disinterested Trustees,
                        for which each Fund pays its direct or
                        allocated share.


EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


    For the Primary and U.S. Government Funds and the Interstate,
California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $103                   $322       $558      $1,236

ABOUT THE FUNDS

    For the U.S. Treasury Fund and Florida Tax-Exempt Fund:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $102                   $318       $552      $1,225


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.80% per year of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's Distribution Plan and the fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share.


THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for each Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.


MINIMUM INITIAL INVESTMENT

                              REGULAR ACCOUNTS      -       $1,000 with no minimum subsequent investment
                              ALL IRA ACCOUNTS      -       $1,000 with $250 minimum subsequent investment

HOW TO PURCHASE


                    - BY CHECK. (drawn on U.S. bank). Please mail to American
                      Express Financial Corporation, 70400 AXP Financial Center, Minneapolis, MN 55474. You must include your brokerage account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to American Express Brokerage. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.



                    - BY WIRE. Prior to calling your bank, call American Express at 800-297-7378 or the firm from which you received this Prospectus for specific instructions.


                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


                    - AUTOMATIC ASSET BUILDER. You may purchase shares ($25
                      suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.



    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
                 CHECKS, MONEY ORDERS, CREDIT CARD CONVENIENCE


CHECKS AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED. PURCHASE AND REDEMPTION
                      ORDERS ARE NOT ACCEPTED ON DAYS THE

                           FEDERAL RESERVE IS CLOSED.

YOUR ACCOUNT

When purchasing shares, please keep in mind:


    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.

    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.


    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices after 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds will be considered received the next business day.

    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.


HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on days that the Federal Reserve is closed.



TELEPHONE REQUESTS. You may redeem by calling American Express at 800-297-7378. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

                                                                    YOUR ACCOUNT

SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.


    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.



ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.


SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.



INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available by calling 800-297-7378.



EASY ACCESS. To obtain account balances and yields, please call 800-297-7378.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the state-specific tax-exempt funds and the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes but may be subject to AMT. Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for the purposes of the federal individual and corporate AMT. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.



To the extent a Fund invests in municipal obligations issued by the state for which it is named or political subdivisions thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state personal income taxes and, with respect to the New York Tax-Exempt Fund, local personal income taxes. Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Exempt Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If more than 10% of the Florida Tax-Exempt Fund's portfolio consists of assets which are not exempt on the annual assessment date, only the portion of the investment which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania

DIVIDENDS & TAXES
Tax-Exempt Fund that are subject to the Pennsylvania personal property tax will not be taxed on distributions derived from interest on exempt obligations, such as Pennsylvania or U.S. government obligations. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.



BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Fund's financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.



                                                                             CLASS R
                                                                    FISCAL YEARS ENDED MAY 31,
                                                     --------------------------------------------------------
                                                       2002        2001        2000        1999        1998
                                                       ----        ----        ----        ----        ----
PRIMARY FUND
------------------------------------------------
Net asset value beginning of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------    --------    --------    --------    --------
Net investment income from investment
  operations.....................................       .0187       .0511       .0492       .0438       .0483
Less dividends from net investment income........      (.0187)     (.0511)     (.0492)     (.0438)     (.0483)
                                                     --------    --------    --------    --------    --------
Net asset value end of year......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========    ========    ========    ========    ========
Total Return.....................................        1.90%       5.29%       4.92%       4.38%       4.83%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of year (millions)................    $6,462.0    $6,241.8    $4,355.9    $3,330.1    $2,707.6
Ratio of expenses to average net assets..........        1.01%       1.00%       1.00%       1.00%        .94%
Ratio of net investment income to average net
  assets.........................................        1.86%       5.11%       4.74%       4.26%       4.71%



                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

U.S. GOVERNMENT FUND
---------------------------------------------------
Net asset value beginning of year...................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0149       .0493       .0471       .0426       .0471
Less dividends from net investment income...........     (.0149)     (.0493)     (.0471)     (.0426)     (.0471)
                                                        -------     -------     -------     -------     -------
Net asset value end of year.........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................       1.50%       5.12%       4.71%       4.26%       4.71%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 902.3     $ 887.1     $ 667.7     $ 716.2     $ 652.5
Ratio of expenses to average net assets.............       1.01%       1.01%       1.00%       1.00%        .99%
Ratio of net investment income to average net
  assets............................................       1.44%       4.93%       4.12%       4.16%       4.63%

FINANCIAL HIGHLIGHTS

                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

U.S TREASURY FUND
---------------------------------------------------
Net asset value beginning of period.................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0166       .0468       .0443       .0410       .0456
Less dividends from net investment income...........     (.0166)     (.0468)     (.0443)     (.0410)     (.0456)
                                                        -------     -------     -------     -------     -------
Net asset value end of period.......................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................       1.68%       4.82%       4.43%       4.10%       4.56%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of period (millions).................    $ 344.3     $ 401.2     $ 397.2     $ 286.7     $ 239.8
Ratio of expenses to average net assets (a) ........       1.00%       1.04%       1.00%       1.00%        .97%
Ratio of net investment income to average net
  assets (a)........................................       1.61%       4.63%       4.12%       3.76%       4.26%



                                                                                 CLASS R
                                                                        FISCAL YEARS ENDED MAY 31,
                                                         --------------------------------------------------------
                                                           2002        2001        2000        1999        1998
                                                           ----        ----        ----        ----        ----

INTERSTATE TAX-EXEMPT FUND
----------------------------------------------------
Net asset value beginning of year....................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                         -------     -------     -------     -------     -------
Net investment income from investment operations.....      .0108       .0289       .0267       .0242       .0279
Less dividends from net investment income............     (.0108)     (.0289)     (.0267)     (.0242)     (.0279)
                                                         -------     -------     -------     -------     -------
Net asset value end of year..........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                         =======     =======     =======     =======     =======
Total Return.........................................       1.09%       2.95%       2.67%       2.42%       2.79%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------
Net assets end of year (millions)....................    $ 295.7     $ 296.2     $ 271.9     $ 292.6     $ 352.9
Ratio of expenses to average net assets..............       1.01%       1.01%       1.00%       1.00%        .97%
Ratio of net investment income to average net
  assets.............................................       1.08%       2.89%       2.60%       2.38%       2.75%

                                                            FINANCIAL HIGHLIGHTS

                                                                     FISCAL YEARS ENDED MAY 31,
                                                      --------------------------------------------------------
                                                        2002        2001        2000        1999        1998
                                                        ----        ----        ----        ----        ----

NEW YORK TAX-EXEMPT FUND
--------------------------------------------------
Net asset value beginning of year.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                      --------    --------    --------    --------    --------
Net investment income from investment
  operations......................................      0.0095      0.0281      0.0258      0.0222      0.0268
Less dividends from net investment income.........     (0.0095)    (0.0281)    (0.0258)    (0.0222)    (0.0268)
                                                      --------    --------    --------    --------    --------
Net asset value end of year.......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                      ========    ========    ========    ========    ========
Total Return......................................        0.95%       2.87%       2.58%       2.22%       2.68%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------
Net assets end of year (millions).................    $  234.4    $  281.6    $  228.4    $  186.0    $  171.2
Ratio of expenses to average net assets...........        1.01%       1.01%       1.00%       1.00%       0.94%
Ratio of net investment income to average net
  assets..........................................        0.94%       2.81%       2.55%       2.19%       2.63%



                                                                       FISCAL
                                                                     YEAR ENDED          PERIOD
                                                                      MAY 31,            ENDED
                                                                --------------------    MAY 31,
                                                                  2002        2001      2000(B)
                                                                  ----        ----      -------

CALIFORNIA II TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                --------    --------    --------
Net investment income from investment operations............      0.0098      0.0236      0.0208
Less dividends from net investment income...................     (0.0098)    (0.0236)    (0.0208)
                                                                --------    --------    --------
Net asset value end of period...............................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                ========    ========    ========
Total Return................................................        0.98%       2.42%       2.27%(c)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $  109.3    $  136.2    $   91.4
Ratio of expenses to average net assets.....................        1.01%       1.00%       1.00%(a)(c)
Ratio of net investment income to average net assets........        1.00%       2.36%       2.27%(a)(c)

FINANCIAL HIGHLIGHTS

                                                               FISCAL YEARS ENDED MAY 31,
                                                --------------------------------------------------------
                                                  2002        2001        2000        1999        1998
                                                  ----        ----        ----        ----        ----

CONNECTICUT TAX-EXEMPT FUND
--------------------------------------------
Net asset value beginning of year...........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                --------    --------    --------    --------    --------
Net investment income from investment
  operations................................      0.0092      0.0273      0.0248      0.0221      0.0267
Less dividends from net investment income...     (0.0092)    (0.0273)    (0.0248)    (0.0221)    (0.0267)
                                                --------    --------    --------    --------    --------
Net asset value end of year.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                ========    ========    ========    ========    ========
Total Return................................        0.92%       2.75%       2.48%       2.21%       2.67%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------
Net assets end of year (millions)...........    $   41.2    $   40.2    $   51.1    $   55.4    $   36.8
Ratio of expenses to average net assets.....        1.01%       1.01%       1.00%       1.00%       0.89%
Ratio of net investment income to average
  net assets................................        0.92%       2.73%       2.42%       2.17%       2.64%



                                                               FISCAL YEARS ENDED MAY 31,
                                                --------------------------------------------------------
                                                  2002        2001        2000        1999        1998
                                                  ----        ----        ----        ----        ----

FLORIDA TAX-EXEMPT FUND
--------------------------------------------
Net asset value beginning of period.........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                --------    --------    --------    --------    --------
Net investment income from investment
  operations................................      0.0105      0.0294      0.0272      0.0237      0.0269
Less dividends from net investment income...     (0.0105)    (0.0294)    (0.0272)    (0.0237)    (0.0269)
                                                --------    --------    --------    --------    --------
Net asset value end of period...............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                ========    ========    ========    ========    ========
Total Return................................        1.05%       2.98%       2.72%       2.37%       2.69%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------
Net assets end of period (millions).........    $   32.1    $   28.9    $   28.9    $   22.6    $   10.8
Ratio of expenses to average net assets.....        1.00%       1.01%       1.00%       1.00%       0.94%
Ratio of net investment income to average
  net assets................................        0.99%       2.94%       2.68%       2.30%       2.62%

                                                            FINANCIAL HIGHLIGHTS

                                                               FISCAL YEARS ENDED MAY 31,
                                                --------------------------------------------------------
                                                  2002        2001        2000        1999        1998
                                                  ----        ----        ----        ----        ----

MASSACHUSETTS TAX-EXEMPT FUND
--------------------------------------------
Net asset value beginning of year...........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                --------    --------    --------    --------    --------
Net investment income from investment
  operations................................      0.0099      0.0279      0.0256      0.0220      0.0284
Less dividends from net investment income...     (0.0099)    (0.0279)    (0.0256)    (0.0220)    (0.0284)
                                                --------    --------    --------    --------    --------
Net asset value end of year.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                ========    ========    ========    ========    ========
Total Return................................        0.99%       2.85%       2.56%       2.20%       2.84%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------
Net assets end of year (millions)...........    $   21.0    $   18.8    $   16.1    $   19.9    $   25.4
Ratio of expenses to average net assets.....        1.01%       1.00%       1.00%       1.00%       0.75%
Ratio of net investment income to average
  net assets................................        0.99%       2.79%       2.55%       2.17%       2.78%



                                                                   FISCAL                        PERIOD
                                                            YEARS ENDED MAY 31,                  ENDED
                                                   --------------------------------------       MAY 31,
                                                     2002           2001           2000         1999(D)
                                                     ----           ----           ----         -------

MICHIGAN TAX-EXEMPT FUND
-------------------------------------------
Net asset value beginning of period.........       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                                   --------       --------       --------       --------
Net investment income from investment
  operations................................         0.0080         0.0276         0.0263         0.0118
Less dividends from net investment income...        (0.0080)       (0.0276)       (0.0263)       (0.0118)
                                                   --------       --------       --------       --------
Net asset value end of period...............       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                                   ========       ========       ========       ========
Total Return................................           0.81%          2.83%          2.63%          2.55%(c)
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------
Net assets end of period (millions).........       $    8.5       $    4.8       $    2.2       $    1.2
Ratio of expenses to average net assets.....           1.01%(a)       1.00%          1.00%          1.00%(a)(c)
Ratio of net investment income to average
  net assets................................           0.63%(a)       2.76%          2.60%          2.02%(a)(c)

FINANCIAL HIGHLIGHTS

                                                               FISCAL YEARS ENDED MAY 31,
                                                --------------------------------------------------------
                                                  2002        2001        2000        1999        1998
                                                  ----        ----        ----        ----        ----

NEW JERSEY TAX-EXEMPT FUND
--------------------------------------------
Net asset value beginning of year...........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                --------    --------    --------    --------    --------
Net investment income from investment
  operations................................      0.0101      0.0277      0.0249      0.0223      0.0254
Less dividends from net investment income...     (0.0101)    (0.0277)    (0.0249)    (0.0223)    (0.0254)
                                                --------    --------    --------    --------    --------
Net asset value end of year.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                ========    ========    ========    ========    ========
Total Return................................        1.01%       2.83%       2.49%       2.23%       2.54%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------
Net assets end of year (millions)...........    $   57.5    $   52.9    $   44.4    $   41.3    $   37.6
Ratio of expenses to average net assets.....        1.01%       1.01%       1.05%       1.00%       0.99%
Ratio of net investment income to average
  net assets................................        0.94%       2.77%       2.46%       2.17%       2.50%



                                                                                                    PERIOD
                                                    FISCAL YEARS ENDED MAY 31,                      ENDED
                                       -----------------------------------------------------       MAY 31,
                                         2002           2001           2000           1999         1998(E)
                                         ----           ----           ----           ----         -------

OHIO TAX-EXEMPT FUND
----------------------------------
Net asset value beginning of
  period...........................    $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                       --------       --------       --------       --------       --------
Net investment income from
  investment operations............      0.0082         0.0281         0.0256         0.0236         0.0048
Less dividends from net investment
  income...........................     (0.0082)       (0.0281)       (0.0256)       (0.0236)       (0.0048)
                                       --------       --------       --------       --------       --------
Net asset value end of period......    $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                       ========       ========       ========       ========       ========
Total Return.......................        0.83%          2.88%          2.56%          2.36%          2.87%(c)
RATIOS/SUPPLEMENTAL DATA
----------------------------------
Net assets end of period
  (millions).......................    $    5.7       $    8.1       $    8.9       $    1.2       $    2.5
Ratio of expenses to average net
  assets...........................        1.01%(a)       1.00%          1.00%          1.00%(a)       1.00%(c)
Ratio of net investment income to
  average net assets...............        0.81%(a)       2.81%          2.95%          2.16%(a)       2.86%(c)

                                                            FINANCIAL HIGHLIGHTS

                                                                                                 PERIOD
                                                         FISCAL YEARS ENDED MAY 31,              ENDED
                                                --------------------------------------------    MAY 31,
                                                  2002        2001        2000        1999      1998(F)
                                                  ----        ----        ----        ----      -------

PENNSYLVANIA TAX-EXEMPT FUND
--------------------------------------------
Net asset value beginning of period.........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                --------    --------    --------    --------    --------
Net investment income from investment
  operations................................      0.0097      0.0287      0.0276      0.0234      0.0189
Less dividends from net investment income...     (0.0097)    (0.0287)    (0.0276)    (0.0234)    (0.0189)
                                                --------    --------    --------    --------    --------
Net asset value end of period...............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                ========    ========    ========    ========    ========
Total Return................................        0.97%       2.97%       2.76%       2.34%       2.64%(c)
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------
Net assets end of period (millions).........    $   51.5    $   34.1    $   21.1    $   16.9    $   13.2
Ratio of expenses to average net assets.....        1.01%       1.00%       1.00%       1.00%       1.00%(c)
Ratio of net investment income to average
  net assets................................        0.89%       2.87%       2.73%       2.28%       2.62%(c)



                                                                      FISCAL
                                                                    YEAR ENDED               PERIOD
                                                                      MAY 31,                ENDED
                                                              -----------------------       MAY 31,
                                                                2002           2001         2000(G)
                                                                ----           ----         -------

VIRGINIA TAX-EXEMPT FUND
---------------------------------------------------------
Net asset value beginning of period.......................    $ 1.0000       $ 1.0000       $ 1.0000
                                                              --------       --------       --------
Net investment income from investment operations..........      0.0069         0.0253         0.0075
Less dividends from net investment income.................     (0.0069)       (0.0253)       (0.0075)
                                                              --------       --------       --------
Net asset value end of period.............................    $ 1.0000       $ 1.0000       $ 1.0000
                                                              ========       ========       ========
Total Return..............................................        0.69%          2.77%          3.08%(c)
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------
Net assets end of period (millions).......................    $   13.0       $    6.7       $    2.1
Ratio of expenses to average net assets...................        1.01%(a)       1.00%          1.01%(a)(c)
Ratio of net investment income to average net assets......        0.58%(a)       2.53%          3.19%(a)(c)

FINANCIAL HIGHLIGHTS

                  (a)   Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income ratios amounted to:


                                                                          NET
                                                  FISCAL    EXPENSE    INVESTMENT
                                                   YEAR      RATIO       INCOME
                                                 --------   --------   ----------
     U.S. Treasury Fund........................    2002        .97%       1.64%
                                                   2001        .99        4.68
                                                   2000        .86        4.26
                                                   1999        .77        3.99
                                                   1998        .77        4.46
     California II.............................    2000        .96(c)     2.31(c)
     Michigan..................................    2002       1.00         .64
                                                   1999        .49(c)     2.53(c)
     Ohio......................................    2002       1.01         .81
                                                   1999        .83        2.32
     Virginia..................................    2002        .99         .60
                                                   2000        .97(c)     3.23(c)



                  (b)   From July 2, 1999 (Commencement of Operations) to May 31,
                        2000.
                  (c)   Annualized.
                  (d)   From December 14, 1998 (Commencement of Operations) to
                        May 31, 1999.
                  (e)   From April 1, 1998 (Commencement of Operations) to May 31,
                        1998.
                  (f)   From September 12, 1997 (Commencement of Operations) to
                        May 31, 1998.
                  (g)   From March 3, 2000 (Commencement of Operations) to May 31,
                        2000.


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing or calling American Express at 800-297-7378. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC
(1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.

              INVESTORS ARE ADVISED TO READ AND RETAIN THIS
                    PROSPECTUS FOR FUTURE REFERENCE.

American Express Money Market Fund Account is a cash management service offered by The Reserve Funds through American Express Financial Corporation. Shares offered are shares of The Reserve Funds.

AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
A SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION

70400 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
www.americanexpress.com
DISTRIBUTOR -- RESRV PARTNERS, INC.
AMEX 08/02

SEC File Number
The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696
Reserve New York Tax-Exempt Trust

811-3814                               8023 E (8/02)

                             AMERICAN EXPRESS
                        MONEY MARKET FUND ACCOUNTS

                               OFFERED BY
                            THE RESERVE FUNDS

                              PRIMARY FUND
                          U.S. GOVERNMENT FUND
                           U.S. TREASURY FUND
                       INTERSTATE TAX-EXEMPT FUND
                     CALIFORNIA II TAX-EXEMPT FUND
                      CONNECTICUT TAX-EXEMPT FUND
                        FLORIDA TAX-EXEMPT FUND
                     MASSACHUSETTS TAX-EXEMPT FUND
                        MICHIGAN TAX-EXEMPT FUND
                       NEW JERSEY TAX-EXEMPT FUND
                        NEW YORK TAX-EXEMPT FUND
                          OHIO TAX-EXEMPT FUND
                      PENNSYLVANIA TAX-EXEMPT FUND
                        VIRGINIA TAX-EXEMPT FUND
                           LOUISIANA MUNICIPAL
                            MONEY-MARKET FUND
                           MINNESOTA MUNICIPAL
                            MONEY-MARKET FUND

                                PROSPECTUS

                              August 6, 2002

                         [AMERICAN EXPRESS LOGO]

[THE RESERVE FUNDS LOGO]
                                THE RESERVE FUND
                               MONEY-MARKET FUNDS


                                   PROSPECTUS
                                 AUGUST 6, 2002



The Reserve Fund and Reserve Tax-Exempt Trust (the "Trusts"), registered investment companies, which offer Class 75 shares of four no-load money-market funds in this Prospectus:


                          -  PRIMARY FUND,

                          -  U.S. GOVERNMENT FUND,


                          -  U.S. TREASURY FUND, and


                          -  INTERSTATE TAX-EXEMPT FUND
                          (each a "Fund", collectively "the Funds").


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

TABLE OF CONTENTS


ABOUT THE FUNDS
Investment Objective ........................................................  2
Investment Strategies of the Primary,
  U.S. Government and U.S. Treasury Funds ...................................  2
Principal Risks of Investing in the Primary,
  U.S. Government and U.S. Treasury Funds ...................................  4
Investment Strategies of the Interstate
  Tax-Exempt Fund ...........................................................  5
Principal Risks of Investing in the Interstate
  Tax-Exempt Fund ...........................................................  6
Performance .................................................................  7
Fees & Expenses of the Funds ................................................  9
Fund Management ............................................................  10



YOUR ACCOUNT
How to Buy Shares ..........................................................  11
How to Sell Shares .......................................................... 12



ACCOUNT SERVICES ............................................................ 14



DIVIDENDS & TAXES ........................................................... 15



FINANCIAL HIGHLIGHTS ........................................................ 16



QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.



The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com

or visit our web site at www.reservefunds.com

IT PAYS TO KEEP MONEY IN RESERVE-TM-

ABOUT THE FUNDS


The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. Class 75 is specifically designed for direct retail investors.


The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVE

The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.



    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.



    Achievement of a Fund's objective cannot be assured.



INVESTMENT STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS

The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

                                                                 ABOUT THE FUNDS

PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.



U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.


U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.


    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and repos will not exceed 5% of its total net assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS.

The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

                                                                 ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.



    The Interstate Tax-Exempt Fund's principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the Securities and Exchange Commission ("SEC") that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision.



- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.



    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.



    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.



    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.



    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.


The following factors could reduce the Fund's income level and/or share price:



- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.



- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.



- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.



- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.



- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.



- MUNICIPAL OBLIGATIONS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.



- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

                                                                 ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Funds' Class R annual returns for the past ten years or since the first calendar year since inception, together with the best and worst quarters. Performance for Class 75 is not provided because this class does not have a full calendar year of performance. Although Class R shares are not offered in this Prospectus, they are invested in the same portfolio.
Class R shares' annual returns differ to the extent that the classes have different fees and expenses. The accompanying "Average Annual Total Returns as of December 31, 2001" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2001 0.43% Total return for the period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  Total Return for U.S. Government Fund - Class R

92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%
01   2.98%

  CALENDAR YEARS ENDED DECEMBER 31
  Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2001 0.29% Total return for the period 1/1/02-6/30/02: 0.38%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
2.98%                                                   4.44%     4.08%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

93   2.19%
94   3.68%
95   4.96%
96   4.53%
97   4.61%
98   4.52%
99   4.02%
00   5.16%
01   3.12%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 1.33% Worst Quarter: 4Q 2001 0.40% Total return for the period 1/1/02-6/30/02: 0.40%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (3/3/92)
3.12%                                                   4.29%                     3.95%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund

92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%
01   1.86%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83% Worst Quarter: 4Q 2001 0.26% Total return for the period 1/1/02-6/30/02: 0.31%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.86%                                                   2.57%     2.49%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

                                                                 ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                        None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR THE FUNDS
(Expenses are deducted from Fund assets)


                                                                               U.S. GOVERNMENT, U.S.
                                                                              TREASURY AND INTERSTATE
                                                              PRIMARY FUND       TAX-EXEMPT FUNDS
                                                               (CLASS 75)           (CLASS 75)
                                                              ------------    -----------------------
Comprehensive Management Fee **                                   0.55%                  0.55%
12b-1 Fees                                                        0.20                   0.20
Other Expenses                                                    0.01                   0.00
                                                                  ----                   ----
Total Operating Expenses                                          0.76%                  0.75%
                                                                  ====                   ====


------------


                  (*)   The Funds will either impose a "Small Balance fee"
                        (currently $5 monthly) or, upon written notice, remit the
                        proceeds on those accounts with a monthly average account
                        balance of less than $100,000 and no activity other than
                        distributions and dividends for the past 12 consecutive
                        months. Shareholders will be subject to administrative fees for redemption by wire or checks. A shareholder will be
                        charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).
                 (**)   Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing
                        information on their investments), recordkeeping charges,
                        accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating
                        expenses are interest charges, taxes, brokerage fees and
                        commissions, extraordinary legal and accounting fees and
                        other extraordinary expenses, payments pursuant to the
                        Trust's Distribution Plan and the fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share.

ABOUT THE FUNDS

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                                                   ONE YEAR       3 YEARS        5 YEARS        10 YEARS
                                                   --------       --------       --------       --------
U.S. Government, U.S. Treasury and
  Interstate Tax-Exempt Funds (Class 75)             $ 77           $240           $417           $930
Primary Fund (Class 75)                              $ 78           $243           $422           $942


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Presently, under the terms of the Investment Management Agreements with the Funds, The Funds pay RMCI a comprehensive management fee of 0.55% of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's Distribution Plan and fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share. In addition, Class 75 pays a 12b-1 fee, which is described below.


THE FUNDS' DISTRIBUTORS are Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701 and GAM Services, Inc. ("GAM"), 135 East 7th Street, New York, NY 10022.


    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. Class 75 participates in the Plan. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for the Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.



MINIMUM INITIAL INVESTMENT - $1 MILLION



SUBSEQUENT INVESTMENT REQUIREMENTS - NONE


HOW TO PURCHASE

                    BY CHECK. (drawn on a U.S. bank). Please mail to or visit us at 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.


                    BY WIRE. Prior to calling your bank, call The Reserve Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.



                    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different from those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.



                    AUTOMATIC ASSET BUILDER. You may purchase shares ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.



    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS CHECKS, MONEY ORDERS, CREDIT CARD CONVENIENCE CHECKS AS WELL AS CASH INVESTMENTS
 WILL NOT BE ACCEPTED. PURCHASE AND REDEMPTION ORDERS ARE NOT ACCEPTED ON DAYS
                         THE FEDERAL RESERVE IS CLOSED.

YOUR ACCOUNT

When purchasing shares, please keep in mind:

    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.

    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 5:00 PM, Eastern Time, for the Primary and U.S. Government Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 2:00 PM for the U.S. Treasury Fund of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.


    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices after 5:00 PM, Eastern Time, for the Primary and U.S. Government Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 2:00 PM for the U.S. Treasury Fund will be considered received the next business day.

    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.


HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 5:00 PM, Eastern time, for the Primary and U.S. Government Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 2:00 PM for the U.S. Treasury Fund and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged administrative fees according to the following schedule:


CHECK REDEMPTION FEES


                                             CLASS 75
                                             --------
                                              $2 on redemption
                                             checks less than $100


WIRE REDEMPTION FEES


                                             CLASS 75
                                             --------
                                                   $10 on wire
                                             redemption less than
                                                       $10,000



      THE FUNDS ASSUME NO RESPONSIBILITY FOR DELAYS IN THE RECEIPT OF WIRED OR MAILED FUNDS. REDEMPTION REQUESTS ARE NOT ACCEPTED ON DAYS THAT THE FEDERAL
                               RESERVE IS CLOSED.



TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an

                                                                    YOUR ACCOUNT
investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.



SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

    (2) redemptions on accounts whose address has been changed within the past 30 days; or

    (3) redemption requests to be sent to someone other than the account owner or the address of record.


Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.


ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

                                                                ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of the Fund by using your Reserve check writing privileges and VISA Check Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking(SM). Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees incurred to obtain a VISA Check Card or to use Reserve eChecking.


EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.



INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.


RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all of its daily net investment (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by the Fund as "exempt interest dividends" are not subject to federal income taxes but may be subject to federal alternative minimum taxes. Such dividends will generally be subject to state and local taxes.



BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of Class 75 of the Primary Fund and Class R of the U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds for the periods as indicated. Financial information for Class 75 of the U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds is not available because as of May 31, 2002 this class has not commenced investment operations. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. This information has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Funds' financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.



                                                                FISCAL YEAR         PERIOD
                                                                   ENDED        ENDED MAY 31,
                                                                MAY 31, 2002       2001(A)
                                                                ------------       -------
PRIMARY FUND
------------------------------------------------------------
Net asset value beginning of period.........................      $1.0000          $1.0000
                                                                  -------          -------
Net investment income from investment operations............        .0213            .0003
Less dividends from net investment income...................       (.0213)          (.0003)
                                                                  -------          -------
Net asset value end of period...............................      $1.0000          $1.0000
                                                                  =======          =======
Total Return................................................        2.16%            0.03%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................      $  23.5          $  34.7
Ratio of expenses to average net assets.....................        0.76%            0.75%(b)
Ratio of net investment income to average net assets........        2.33%            3.97%(b)



                                                                           CLASS R
                                                                  FISCAL YEAR ENDED MAY 31,
                                                   --------------------------------------------------------
                                                     2002        2001        2000        1999        1998
                                                     ----        ----        ----        ----        ----

U.S. GOVERNMENT FUND
----------------------------------------------
Net asset value at beginning of year...........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   --------    --------    --------    --------    --------
Net investment income from investment
  operations...................................      0.0149      0.0493      0.0471      0.0426      0.0471
Less dividends from net investment income......     (0.0149)    (0.0493)    (0.0471)    (0.0426)    (0.0471)
                                                   --------    --------    --------    --------    --------
Net asset value at end of year.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   ========    ========    ========    ========    ========
Total Return...................................       1.50%       5.12%       4.71%       4.26%       4.71%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------
Net assets end of year (millions)..............    $  902.3    $  887.1    $  667.7    $  716.2    $  652.5
Ratio of expenses to average net assets........       1.01%       1.01%       1.00%       1.00%       0.99%
Ratio of net investment income to average net
  assets.......................................       1.44%       4.93%       4.12%       4.16%       4.63%

                                                            FINANCIAL HIGHLIGHTS

                                                                           CLASS R
                                                                  FISCAL YEAR ENDED MAY 31,
                                                   --------------------------------------------------------
                                                     2002        2001        2000        1999        1998
                                                     ----        ----        ----        ----        ----

U.S. TREASURY FUND
----------------------------------------------
Net asset value at beginning of year...........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   --------    --------    --------    --------    --------
Net investment income from investment
  operations...................................      0.0166      0.0468      0.0443      0.0410      0.0456
Less dividends from net investment income......     (0.0166)    (0.0468)    (0.0443)    (0.0410)    (0.0456)
                                                   --------    --------    --------    --------    --------
Net asset value at end of year.................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   ========    ========    ========    ========    ========
Total Return...................................       1.68%       4.82%       4.43%       4.10%       4.56%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------
Net assets end of year (millions)..............    $  344.3    $  401.2    $  397.2    $  286.7    $  239.8
Ratio of expenses to average net assets (c)....       1.00%       1.04%       1.00%       1.00%       0.97%
Ratio of net investment income to average net
  asset (c)....................................       1.61%       4.63%       4.12%       3.76%       4.26%



                                                                                CLASS R
                                                                     FOR FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
INTERSTATE TAX-EXEMPT FUND                                2002        2001        2000        1999        1998
--------------------------                                ----        ----        ----        ----        ----

Net asset value at beginning of year................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0108       .0289       .0267       .0242       .0279
Less dividends from net investment income...........     (.0108)     (.0289)     (.0267)     (.0242)     (.0279)
                                                        -------     -------     -------     -------     -------
Net asset value at end of year......................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................       1.09%       2.95%       2.67%       2.42%       2.79%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 295.7     $ 296.2     $ 271.9     $ 292.6     $ 352.9
Ratio of expenses to average net assets.............       1.01%       1.01%       1.00%       1.00%        .97%
Ratio of net investment income to average net
  asset.............................................       1.08%       2.89%       2.60%       2.38%       2.75%


---------------------


                  (a)   From May 29, 2001 (Commencement of Class) to May 31, 2001.
                  (b)   Annualized.
                  (c)   Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income of the U.S.
                        Treasury Fund Class R amounted to:



                                                                               FISCAL YEARS ENDED MAY 31,
                                                                --------------------------------------------------------
                                                                  2002        2001        2000        1999        1998
                                                                  ----        ----        ----        ----        ----

      Expense Ratio.........................................     0.97%       0.99%       0.86%       0.77%       0.77%
      Net Investment Income.................................     1.64%       4.68%       4.26%       3.99%       4.46%


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                ---------------

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.


These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the EDGAR database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.


                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com


Distributor--Resrv Partners, Inc.
RF/PG&T-75_R/08/2002



SEC File Number
The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696


      [THE RESERVE FUNDS LOGO]


      PRIMARY FUND

      U.S. GOVERNMENT FUND
      U.S. TREASURY FUND

      INTERSTATE TAX-EXEMPT FUND



      CLASS 75



      PROSPECTUS
      AUGUST 6, 2002

[THE RESERVE FUNDS LOGO]

                           RESERVE MONEY-MARKET FUNDS



                                   PROSPECTUS
                                 AUGUST 6, 2002



The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Municipal Money-Market Trust (the "Trusts") are registered investment companies, which offer sixteen no-load money-market funds in this
Prospectus:


                          -  PRIMARY FUND - CLASS R,
                          -  U.S. GOVERNMENT FUND - CLASS R,
                          -  U.S. TREASURY FUND - CLASS R,
                          -  INTERSTATE TAX-EXEMPT FUND - CLASS R,
                          -  CALIFORNIA II TAX-EXEMPT FUND,
                          -  CONNECTICUT TAX-EXEMPT FUND,
                          -  FLORIDA TAX-EXEMPT FUND,
                          -  MASSACHUSETTS TAX-EXEMPT FUND,
                          -  MICHIGAN TAX-EXEMPT FUND,
                          -  NEW JERSEY TAX-EXEMPT FUND,
                          -  NEW YORK TAX-EXEMPT FUND,
                          -  OHIO TAX-EXEMPT FUND,

                          -  PENNSYLVANIA TAX-EXEMPT FUND,


                          -  VIRGINIA TAX-EXEMPT FUND,


                          -  LOUISIANA MUNICIPAL MONEY-MARKET FUND, and


                          -  MINNESOTA MUNICIPAL MONEY-MARKET FUND
                          (each a "Fund", collectively "the Funds").


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

                      [This page intentionally left blank]

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objectives..........................................................3

Investment Strategies of the Primary, U.S. Government and U.S. Treasury
Funds..........................................................................4

Principal Risks of Investing in the Primary, U.S. Government and U.S. Treasury
Funds..........................................................................5

Investment Strategies of the Interstate Tax-Exempt Fund........................6

Principal Risks of Investing in the Interstate Tax-Exempt Fund.................7

Investment Strategies of the State-Specific
Tax-Exempt Funds...............................................................8


Principal Risks of Investing in the State-Specific
Tax-Exempt Funds..............................................................10


Investment Strategies of the State-Specific Municipal Money-Market
Funds..............................                                           12


Principal Risks of Investing in the State-Specific Municipal Money-Market
Funds..............................                                           13


Performance...................................................................14


Fees & Expenses of the Funds..................................................21


Fund Management...............................................................22



YOUR ACCOUNT
How to Buy Shares.............................................................23


How to Sell Shares............................................................24



ACCOUNT SERVICES..............................................................26



DIVIDENDS & TAXES.............................................................27



FINANCIAL HIGHLIGHTS..........................................................29



QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.



The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com
or visit our web site at www.reservefunds.com


ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVES
    The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.


    The investment objective of each state-specific tax-exempt fund and municipal money-market fund is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the named state fund as is consistent with preservation of capital and liquidity.



    Achievement of a Fund's objectives cannot be assured.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY
FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.



U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities and repurchase agreements supported by such investments.


U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.


    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States and repos will not exceed 5% of its total net assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

    The Interstate Tax-Exempt Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".


- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the Securities and Exchange Commission ("SEC") that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.


    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:


- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.



- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC TAX-EXEMPT FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Tax-Exempt Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal income taxes (including federal Alternative Minimum Tax) and the personal income taxes of the named state and, with respect to the New York Tax-Exempt Fund, local personal income taxes and, with respect to the Florida Tax-Exempt Fund, the Florida intangibles tax, and with respect to the Pennsylvania Tax-Exempt Fund, the Pennsylvania county personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when RMCI believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to AMT; however, the Funds avoid buying any AMT paper.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's, SP-1 or SP-2 by S&P or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Trustees.


    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its net

                                                                 ABOUT THE FUNDS
assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC TAX-EXEMPT FUNDS.

The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - California II Tax-Exempt Fund: There are special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the State.

    - Connecticut Tax-Exempt Fund: The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, and recent declines in defense spending have had a significant impact on unemployment levels.

    - Florida Tax-Exempt Fund: The revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles.

                                                                 ABOUT THE FUNDS

    - Massachusetts Tax-Exempt Fund: Investors should realize that since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings.

    - Michigan Tax-Exempt Fund: Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.


    - New Jersey Tax-Exempt Fund: The State has had difficulty balancing its budget. If this problem is not addressed in a satisfactory manner the State's ability to access the debt markets could hinder future operations.



    - New York Tax-Exempt Fund: There are the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City in particular.


    - Ohio Tax-Exempt Fund: The State's fiscal condition is closely tied to its ability to minimize its exposure to cyclical downturns in the manufacturing sector.

    - Pennsylvania Tax-Exempt Fund: Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings.

    - Virginia Tax-Exempt Fund: The Commonwealth's low unemployment level is due in large part to Federal Government jobs available to its residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC MUNICIPAL MONEY-MARKET FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Municipal Money-Market Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Normally, investing at least 80% of each Fund's total assets in municipal obligations which are exempt from federal income taxes and the personal income taxes of the named state. Although a Fund may invest up to 20% of its total assets in taxable money market securities, substantially all of a Fund's income normally will be tax-exempt. A Fund may purchase municipal securities issued by states other than the state it is named for if RMCI believes that suitable municipal securities of Minnesota or Louisiana, respectively, are not available for investment. To the extent of its investments in other states' municipal securities, a Fund's income will be exempt only from federal income tax, not state personal income or other state tax. The Funds may invest without limitation in tax-exempt municipal securities subject to the federal Alternative Minimum Tax (the "AMT").


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.


    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Board of Trustees ("Trustees").


    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC MUNICIPAL MONEY-MARKET FUNDS.

The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:


    - Louisiana Municipal Money-Market Fund: Investors should consider the special risks inherent in investing in Louisiana municipal obligations,, which result from the complex nature of the State's economy. Specifically, employment and income levels will be a concern as the State experiences the effects of slowing growth in the gaming industry, the consolidation of the healthcare industry and decreased growth in the mining industry.


    - Minnesota Municipal Money-Market Fund: The credit quality of the Fund will depend on the continued financial strength of the State and its political subdivisions. Currently, slower economic growth is reflected in a decline in business investment spending, exports and an increase in the State's unemployment rates.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Funds' annual returns for the past ten years or the first full calendar years since inception, together with the best and worst quarters. For the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds, Class R annual returns are shown. The accompanying "Average Annual Total Return as of December 31, 2001" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future. The Reserve Municipal Money-Market Trust's registration statement for the Louisiana and Minnesota Municipal Money-Market Funds became effective on April 16, 2002. As such, they do not appear in the tables below because a full calendar year of performance does not exist.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44%
Worst Quarter: 4Q 2001 0.43%
Total return for the period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%
01   2.98%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.41%
Worst Quarter: 4Q 2001 0.29%
Total return for the period 1/1/02-6/30/02: 0.38%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
2.98%                                                   4.44%     4.08%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

93   2.19%
94   3.68%
95   4.96%
96   4.53%
97   4.61%
98   4.52%
99   4.02%
00   5.16%
01   3.12%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 1.33%
Worst Quarter: 4Q 2001 0.40%
Total return for the period 1/1/02-6/30/02: 0.40%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (3/3/92)
3.12%                                                   4.29%                     3.95%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%
01   1.86%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83%
Worst Quarter: 4Q 2001 0.26%
Total return for the period 1/1/02-6/30/02: 0.31%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.86%                                                   2.57%     2.49%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New York Tax-Exempt Fund

92   2.26%
93   1.48%
94   1.97%
95   2.96%
96   2.51%
97   2.68%
98   2.48%
99   2.25%
00   3.09%
01   1.74%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.81%
Worst Quarter: 4Q 2001 0.22%
Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.74%                                                   2.45%     2.34%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for the California II Tax-Exempt Fund

00   2.59%
01   1.55%

CALENDER YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.71%
Worst Quarter: 4Q 2001 0.21%
Total return for the period 1/1/02-6/30/02: 0.33%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (7/2/99)
1.55%                                                                    2.11%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Connecticut Tax-Exempt Fund

92   2.25%
93   1.64%
94   2.06%
95   2.85%
96   2.45%
97   2.66%
98   2.50%
99   2.15%
00   2.96%
01   1.68%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.79%
Worst Quarter: 4Q 2001 0.22%
Total return for the period 1/1/02-6/30/02: 0.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.68%                                                   2.39%     2.32%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Florida Tax-Exempt Fund

97   2.66%
98   2.62%
99   2.36%
00   3.21%
01   1.87%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.84%
Worst Quarter: 4Q 2001 0.23%
Total return for the period 1/1/02-6/30/02: 0.30%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEAR  SINCE INCEPTION (6/24/96)
1.87%                                                  2.54%                      2.52%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Massachusetts Tax-Exempt Fund

92   2.46%
93   1.83%
94   2.17%
95   2.96%
96   2.57%
97   2.87%
98   2.53%
99   2.20%
00   3.08%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.81%
Worst Quarter: 4Q 2001 0.23%
Total return for the period 1/1/02-6/30/02: 0.27%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.77%                                                   2.49%     2.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Michigan Tax-Exempt Fund

99   2.49%
00   3.14%
01   1.61%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.86%
Worst Quarter: 4Q 2001 0.18%
Total return for the period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (12/14/98)
1.61%                                                                      2.38%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New Jersey Tax-Exempt Fund

95   2.87%
96   2.41%
97   2.55%
98   2.42%
99   2.16%
00   3.03%
01   1.79%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.80%
Worst Quarter: 4Q 2001 0.23%
Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/21/94)
1.79%                                                   2.39%                      2.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Ohio Tax-Exempt Fund

99   2.37%
00   3.14%
01   1.64%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.85%
Worst Quarter: 4Q 2001 0.19%
Total return for the period 1/1/02-6/30/02: 0.18%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (4/1/98)
1.64%                                                                    2.41%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Pennsylvania Tax-Exempt Fund

98   2.53%
99   2.37%
00   3.29%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.87%
Worst Quarter: 4Q 2001 0.22%
Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (9/12/97)
1.77%                                                                     2.55%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Virginia Tax-Exempt Fund

01   1.43%

CALENDAR YEAR ENDED DECEMBER 31
Best Quarter: 1Q 2001 0.50%
Worst Quarter: 4Q 2001 0.12%
Total return for the period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (3/3/00)
1.43%                                                                    2.33%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

                                                                 ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                               None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses are deducted from Fund assets)


    For the Primary and U.S. Government Funds and the Interstate, California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.01
                                  ----
Total Operating Expenses          1.01%
                                  ====



    For the U.S. Treasury Fund and Florida Tax-Exempt Fund:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.00
                                  ----
Total Operating Expenses          1.00%
                                  ====



    For the Louisiana and Minnesota Municipal Money-Market Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.04
                                  ----
Total Operating Expenses          1.04%
                                  ====


------------


                  (*)   The Funds will impose a "Small Balance
                        fee" (currently $5 monthly) or, upon
                        written notice, remit the proceeds on
                        those accounts with a monthly average
                        account balance of less than $1,000 for
                        the past 12 consecutive months and with
                        no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).
                 (**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's
                        Distribution Plan and the fees and
                        expenses of the disinterested Trustees,
                        for which each Fund pays its direct or
                        allocated share. For the Louisiana and
                        Minnesota Municipal Money-Market Funds,
                        state (blue sky) and SEC registration
                        fees are also excluded from the
                        comprehensive management fee.


EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The

ABOUT THE FUNDS
costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


    For the Primary and U.S. Government Funds and the Interstate, California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $103                   $322       $558      $1,236



    For the U.S. Treasury Fund and Florida Tax-Exempt Fund:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $102                   $318       $552      $1,225



    For the Louisiana and Minnesota Municipal Money-Market Funds:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $106                   $331       $574      $1,271


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.80% per year of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's Distribution Plan and the fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share.


THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for each Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.


MINIMUM INITIAL INVESTMENT

                              REGULAR ACCOUNTS      -       $1,000 with no minimum subsequent investment
                              ALL IRA ACCOUNTS      -       $1,000 with $250 minimum subsequent investment

HOW TO PURCHASE

                    - BY CHECK. (drawn on U.S. bank). Please mail or visit us at
                      1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.


                    - BY WIRE. Prior to calling your bank, call The Reserve
                      Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.


                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


                    - AUTOMATIC ASSET BUILDER. You may purchase shares ($25
                      suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.



    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
                             CHECKS, MONEY ORDERS,
    CREDIT CARD CONVENIENCE CHECKS, AS WELL AS CASH INVESTMENTS WILL NOT BE
                               ACCEPTED. PURCHASE
 AND REDEMPTION ORDERS ARE NOT ACCEPTED ON DAYS THE FEDERAL RESERVE IS CLOSED.

YOUR ACCOUNT

When purchasing shares, please keep in mind:

    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.

    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM Eastern Time for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Fund of the amount to be transmitted and the account to be credited and funds must be recieved before the specified cut-off time.


    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices 11:00 AM Eastern Time for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Fund will be considered received the next business day.

    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.


HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 11:00 AM Eastern Time for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund,
2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Fund and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on days that the Federal Reserve is closed.



TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

                                                                    YOUR ACCOUNT

SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.


    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.


ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of a Fund by using your Reserve check writing privileges and VISA Check Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking-SM-. Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees to obtain a VISA Check Card or to use Reserve eChecking.



EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.


INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the state-specific tax-exempt funds and the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes. As to the state-specific municipal money-market funds, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes, other than the AMT. Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for the purposes of the federal individual and corporate AMT. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.



To the extent a Fund invests in municipal obligations issued by its respective state or political subdivision thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state and, with respect to the New York Tax-Exempt Fund, local personal income taxes. Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Exempt Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If more than 10% of the Florida Tax-Exempt Fund's portfolio consists of assets which are not exempt on the annual assessment date, only the portion of the investment which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania Tax-Exempt Fund that are subject to the

DIVIDENDS & TAXES
Pennsylvania personal property tax will not be taxed on distributions derived from interest on exempt obligations, such as Pennsylvania or U.S. government obligations. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.



BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Fund's financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.



                                               CLASS R
                                      FISCAL YEARS ENDED MAY 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                             ----      ----      ----      ----      ----
PRIMARY FUND
-------------------------
Net asset value beginning
  of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           --------  --------  --------  --------  --------
Net investment income
  from investment
  operations.............     .0187     .0511     .0492     .0438     .0483
Less dividends from net
  investment income......    (.0187)   (.0511)   (.0492)   (.0438)   (.0483)
                           --------  --------  --------  --------  --------
Net asset value end of
  year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           ========  ========  ========  ========  ========
Total Return.............     1.90%     5.29%     4.92%     4.38%     4.83%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $6,462.0  $6,241.8  $4,355.9  $3,330.1  $2,707.6
Ratio of expenses to
  average net assets.....     1.01%     1.00%     1.00%     1.00%      .94%
Ratio of net investment
  income to average net
  assets.................     1.86%     5.11%     4.74%     4.26%     4.71%



                                             CLASS R
                                   FISCAL YEARS ENDED MAY 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                            ----     ----     ----     ----     ----

U.S. GOVERNMENT FUND
-------------------------
Net asset value beginning
  of year................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                           -------  -------  -------  -------  -------
Net investment income
  from investment
  operations.............    .0149    .0493    .0471    .0426    .0471
Less dividends from net
  investment income......   (.0149)  (.0493)  (.0471)  (.0426)  (.0471)
                           -------  -------  -------  -------  -------
Net asset value end of
  year...................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                           =======  =======  =======  =======  =======
Total Return.............    1.50%    5.12%    4.71%    4.26%    4.71%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $ 902.3  $ 887.1  $ 667.7  $ 716.2  $ 652.5
Ratio of expenses to
  average net assets.....    1.01%    1.01%    1.00%    1.00%     .99%
Ratio of net investment
  income to average net
  assets.................    1.44%    4.93%    4.12%    4.16%  4.63%

FINANCIAL HIGHLIGHTS


                                             CLASS R
                                   FISCAL YEARS ENDED MAY 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                            ----     ----     ----     ----     ----
U.S TREASURY FUND
-------------------------
Net asset value beginning
  of period..............  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                           -------  -------  -------  -------  -------
Net investment income
  from investment
  operations.............    .0166    .0468    .0443    .0410    .0456
Less dividends from net
  investment income......   (.0166)  (.0468)  (.0443)  (.0410)  (.0456)
                           -------  -------  -------  -------  -------
Net asset value end of
  period.................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                           =======  =======  =======  =======  =======
Total Return.............     1.68%    4.82%    4.43%    4.10%    4.56%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of period
  (millions).............  $ 344.3  $ 401.2  $ 397.2  $ 286.7  $ 239.8
Ratio of expenses to
  average net assets
  (a) ...................     1.00%    1.04%    1.00%    1.00%     .97%
Ratio of net investment
  income to average net
  assets (a).............     1.61%    4.63%    4.12%    3.76%    4.26%



                                             CLASS R
                                   FISCAL YEARS ENDED MAY 31,
                           -------------------------------------------
                            2002     2001     2000     1999     1998
                            ----     ----     ----     ----     ----

INTERSTATE TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of year................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                           -------  -------  -------  -------  -------
Net investment income
  from investment
  operations.............    .0108    .0289    .0267    .0242    .0279
Less dividends from net
  investment income......   (.0108)  (.0289)  (.0267)  (.0242)  (.0279)
                           -------  -------  -------  -------  -------
Net asset value end of
  year...................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                           =======  =======  =======  =======  =======
Total Return.............     1.09%    2.95%    2.67%    2.42%    2.79%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $ 295.7  $ 296.2  $ 271.9  $ 292.6  $ 352.9
Ratio of expenses to
  average net assets.....     1.01%    1.01%    1.00%    1.00%     .97%
Ratio of net investment
  income to average net
  assets.................     1.08%    2.89%    2.60%    2.38%    2.75%

                                                            FINANCIAL HIGHLIGHTS

                                      FISCAL YEARS ENDED MAY 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                             ----      ----      ----      ----      ----

NEW YORK TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           --------  --------  --------  --------  --------
Net investment income
  from investment
  operations.............    0.0095    0.0281    0.0258    0.0222    0.0268
Less dividends from net
  investment income......   (0.0095)  (0.0281)  (0.0258)  (0.0222)  (0.0268)
                           --------  --------  --------  --------  --------
Net asset value end of
  year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           ========  ========  ========  ========  ========
Total Return.............      0.95%     2.87%     2.58%     2.22%     2.68%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $  234.4  $  281.6  $  228.4  $  186.0  $  171.2
Ratio of expenses to
  average net assets.....      1.01%     1.01%     1.00%     1.00%     0.94%
Ratio of net investment
  income to average net
  assets.................      0.94%     2.81%     2.55%     2.19%     2.63%



                                     FISCAL YEAR ENDED     PERIOD
                                          MAY 31,          ENDED
                                     ------------------   MAY 31,
                                       2002      2001     2000(B)
                                       ----      ----     -------

CALIFORNIA II TAX-EXEMPT FUND
-----------------------------------
Net asset value beginning of
  period...........................  $ 1.0000  $ 1.0000   $ 1.0000
                                     --------  --------   --------
Net investment income from
  investment operations............    0.0098    0.0236     0.0208
Less dividends from net investment
  income...........................   (0.0098)  (0.0236)   (0.0208)
                                     --------  --------   --------
Net asset value end of period......  $ 1.0000  $ 1.0000   $ 1.0000
                                     ========  ========   ========
Total Return.......................      0.98%     2.42%      2.27%(c)
RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets end of period
  (millions).......................  $  109.3  $  136.2   $   91.4
Ratio of expenses to average net
  assets...........................      1.01%     1.00%      1.00%(a)(c)
Ratio of net investment income to
  average net assets...............      1.00%     2.36%      2.27%(a)(c)

FINANCIAL HIGHLIGHTS

                                      FISCAL YEARS ENDED MAY 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                             ----      ----      ----      ----      ----

CONNECTICUT TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           --------  --------  --------  --------  --------
Net investment income
  from investment
  operations.............    0.0092    0.0273    0.0248    0.0221    0.0267
Less dividends from net
  investment income......   (0.0092)  (0.0273)  (0.0248)  (0.0221)  (0.0267)
                           --------  --------  --------  --------  --------
Net asset value end of
  year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           ========  ========  ========  ========  ========
Total Return.............      0.92%     2.75%     2.48%     2.21%     2.67%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $   41.2  $   40.2  $   51.1  $   55.4  $   36.8
Ratio of expenses to
  average net assets.....      1.01%     1.01%     1.00%     1.00%     0.89%
Ratio of net investment
  income to average net
  assets.................      0.92%     2.73%     2.42%     2.17%     2.64%



                                      FISCAL YEARS ENDED MAY 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                             ----      ----      ----      ----      ----

FLORIDA TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of period..............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           --------  --------  --------  --------  --------
Net investment income
  from investment
  operations.............    0.0105    0.0294    0.0272    0.0237    0.0269
Less dividends from net
  investment income......   (0.0105)  (0.0294)  (0.0272)  (0.0237)  (0.0269)
                           --------  --------  --------  --------  --------
Net asset value end of
  period.................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           ========  ========  ========  ========  ========
Total Return.............      1.05%     2.98%     2.72%     2.37%     2.69%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of period
  (millions).............  $   32.1  $   28.9  $   28.9  $   22.6  $   10.8
Ratio of expenses to
  average net assets.....      1.00%     1.01%     1.00%     1.00%     0.94%
Ratio of net investment
  income to average net
  assets.................      0.99%     2.94%     2.68%     2.30%     2.62%

                                                            FINANCIAL HIGHLIGHTS

                                      FISCAL YEARS ENDED MAY 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                             ----      ----      ----      ----      ----

MASSACHUSETTS TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           --------  --------  --------  --------  --------
Net investment income
  from investment
  operations.............    0.0099    0.0279    0.0256    0.0220    0.0284
Less dividends from net
  investment income......   (0.0099)  (0.0279)  (0.0256)  (0.0220)  (0.0284)
                           --------  --------  --------  --------  --------
Net asset value end of
  year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           ========  ========  ========  ========  ========
Total Return.............      0.99%     2.85%     2.56%     2.20%     2.84%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $   21.0  $   18.8  $   16.1  $   19.9  $   25.4
Ratio of expenses to
  average net assets.....      1.01%     1.00%     1.00%     1.00%     0.75%
Ratio of net investment
  income to average net
  assets.................      0.99%     2.79%     2.55%     2.17%     2.78%



                                           FISCAL               PERIOD
                                    YEARS ENDED MAY 31,         ENDED
                                ----------------------------   MAY 31,
                                  2002      2001      2000     1999(D)
                                  ----      ----      ----     -------

MICHIGAN TAX-EXEMPT FUND
------------------------------
Net asset value beginning of
  period......................  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                --------  --------  --------   --------
Net investment income from
  investment operations.......    0.0080    0.0276    0.0263     0.0118
Less dividends from net
  investment income...........   (0.0080)  (0.0276)  (0.0263)   (0.0118)
                                --------  --------  --------   --------
Net asset value end of
  period......................  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                ========  ========  ========   ========
Total Return..................      0.81%     2.83%     2.63%      2.55%(c)
RATIOS/SUPPLEMENTAL DATA
------------------------------
Net assets end of period
  (millions)..................  $    8.5  $    4.8  $    2.2   $    1.2
Ratio of expenses to average
  net assets..................      1.01%(a)     1.00%     1.00%      1.00%(a)(c)
Ratio of net investment income
  to average net assets.......      0.63%(a)     2.76%     2.60%      2.02%(a)(c)

FINANCIAL HIGHLIGHTS

                                      FISCAL YEARS ENDED MAY 31,
                           ------------------------------------------------
                             2002      2001      2000      1999      1998
                             ----      ----      ----      ----      ----

NEW JERSEY TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of year................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           --------  --------  --------  --------  --------
Net investment income
  from investment
  operations.............    0.0101    0.0277    0.0249    0.0223    0.0254
Less dividends from net
  investment income......   (0.0101)  (0.0277)  (0.0249)  (0.0223)  (0.0254)
                           --------  --------  --------  --------  --------
Net asset value end of
  year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                           ========  ========  ========  ========  ========
Total Return.............      1.01%     2.83%     2.49%     2.23%     2.54%
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of year
  (millions).............  $   57.5  $   52.9  $   44.4  $   41.3  $   37.6
Ratio of expenses to
  average net assets.....      1.01%     1.01%     1.05%     1.00%     0.99%
Ratio of net investment
  income to average net
  assets.................      0.94%     2.77%     2.46%     2.17%     2.50%



                                                                     PERIOD
                                 FISCAL YEARS ENDED MAY 31,          ENDED
                           --------------------------------------   MAY 31,
                             2002      2001      2000      1999     1998(E)
                             ----      ----      ----      ----     -------

OHIO TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of period..............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                           --------  --------  --------  --------   --------
Net investment income
  from investment
  operations.............    0.0082    0.0281    0.0256    0.0236     0.0048
Less dividends from net
  investment income......   (0.0082)  (0.0281)  (0.0256)  (0.0236)   (0.0048)
                           --------  --------  --------  --------   --------
Net asset value end of
  period.................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                           ========  ========  ========  ========   ========
Total Return.............      0.83%     2.88%     2.56%     2.36%      2.87%(c)
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of period
  (millions).............  $    5.7  $    8.1  $    8.9  $    1.2   $    2.5
Ratio of expenses to
  average net assets.....      1.01%(a)     1.00%     1.00%     1.00%(a)      1.00%(c)
Ratio of net investment
  income to average net
  assets.................      0.81%(a)     2.81%     2.95%     2.16%(a)      2.86%(c)

                                                            FINANCIAL HIGHLIGHTS

                                                                     PERIOD
                                 FISCAL YEARS ENDED MAY 31,          ENDED
                           --------------------------------------   MAY 31,
                             2002      2001      2000      1999     1998(F)
                             ----      ----      ----      ----     -------

PENNSYLVANIA TAX-EXEMPT FUND
-------------------------
Net asset value beginning
  of period..............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                           --------  --------  --------  --------   --------
Net investment income
  from investment
  operations.............    0.0097    0.0287    0.0276    0.0234     0.0189
Less dividends from net
  investment income......   (0.0097)  (0.0287)  (0.0276)  (0.0234)   (0.0189)
                           --------  --------  --------  --------   --------
Net asset value end of
  period.................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                           ========  ========  ========  ========   ========
Total Return.............      0.97%     2.97%     2.76%     2.34%      2.64%(c)
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets end of period
  (millions).............  $   51.5  $   34.1  $   21.1  $   16.9   $   13.2
Ratio of expenses to
  average net assets.....      1.01%     1.00%     1.00%     1.00%      1.00%(c)
Ratio of net investment
  income to average net
  assets.................      0.89%     2.87%     2.73%     2.28%      2.62%(c)



                                     FISCAL YEAR ENDED     PERIOD
                                          MAY 31,          ENDED
                                     ------------------   MAY 31,
                                       2002      2001     2000(G)
                                       ----      ----     -------

VIRGINIA TAX-EXEMPT FUND
-----------------------------------
Net asset value beginning of
  period...........................  $ 1.0000  $ 1.0000   $ 1.0000
                                     --------  --------   --------
Net investment income from
  investment operations............    0.0069    0.0253     0.0075
Less dividends from net investment
  income...........................   (0.0069)  (0.0253)   (0.0075)
                                     --------  --------   --------
Net asset value end of period......  $ 1.0000  $ 1.0000   $ 1.0000
                                     ========  ========   ========
Total Return.......................      0.69%     2.77%      3.08%(c)
RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets end of period
  (millions).......................  $   13.0  $    6.7   $    2.1
Ratio of expenses to average net
  assets...........................      1.01%(a)     1.00%      1.01%(a)(c)
Ratio of net investment income to
  average net assets...............      0.58%(a)     2.53%      3.19%(a)(c)

FINANCIAL HIGHLIGHTS

                                                     PERIOD ENDED
                                                    MAY 31, 2002(H)
                                                    ---------------

LOUISIANA MUNICIPAL MONEY-MARKET FUND
--------------------------------------------------
Net asset value beginning of period...............     $ 1.0000
                                                       --------
Net investment income from investment
  operations......................................       0.0014
Less dividends from net investment income.........      (0.0014)
                                                       --------
Net asset value at end of period..................     $ 1.0000
                                                       ========
Total Return......................................         0.14%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------
Net assets end of period (millions)...............     $    0.1
Ratio of expenses to average net assets (a)(c)....         1.04%
Ratio of net investment income to average net
  assets(a)(c)....................................         0.11%



                                                             PERIOD ENDED
                                                                MAY 31,
                                                                2002(H)
                                                                -------

MINNESOTA MUNICIPAL MONEY-MARKET FUND
--------------------------------------------------
Net asset value beginning of period...............             $ 1.0000
                                                               --------
Net investment income from investment
  operations......................................               0.0017
Less dividends from net investment income.........              (0.0017)
                                                               --------
Net asset value at end of period..................             $ 1.0000
                                                               ========
Total Return......................................                 0.17%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------
Net assets end of period (millions)...............             $    0.1
Ratio of expenses to average net assets(a)(c).....                 1.04%
Ratio of net investment income to average net
  assets (a)(c)...................................                 0.36%

                                                            FINANCIAL HIGHLIGHTS

(a) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income ratios amounted to:

                                                                                            NET
                                                                    FISCAL    EXPENSE    INVESTMENT
                                                                     YEAR      RATIO       INCOME
                                                                   --------   --------   ----------
     U.S. Treasury Fund..........................................    2002        .97%       1.64%
                                                                     2001        .99        4.68
                                                                     2000        .86        4.26
                                                                     1999        .77        3.99
                                                                     1998        .77        4.46
     California II...............................................    2000        .96(c)  2.31(c)
     Michigan....................................................    2002       1.00         .64
                                                                     1999        .49(c)  2.53(c)
     Ohio........................................................    2002       1.01         .81
                                                                     1999        .83        2.32
     Virginia....................................................    2002        .99         .60
                                                                     2000        .97(c)  3.23(c)
     Louisiana Municipal Money-Market Fund.......................    2002     0.00(c)    1.15(c)
     Minnesota Municipal Money-Market Fund.......................    2002     0.00(c)    1.40(c)



(b)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(c)  Annualized.
(d)  From December 14, 1998 (Commencement of Operations) to May 31, 1999.
(e)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.
(f)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.
(g)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.
(h)  From April 17, 2002 (Commencement of Operations) to May 31, 2002.



                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the EDGAR database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com


Distributor--Resrv Partners, Inc.
R_COMBO/08/2002


SEC File Numbers

The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696
Reserve New York Tax-Exempt Trust
811-3814
Reserve Municipal Money-Market Trust
811-10533


      [THE RESERVE FUNDS LOGO]

      PRIMARY FUND - CLASS R
      U.S. GOVERNMENT FUND - CLASS R
      U.S. TREASURY FUND - CLASS R
      INTERSTATE TAX-EXEMPT FUND - CLASS R
      CALIFORNIA II TAX-EXEMPT FUND
      CONNECTICUT TAX-EXEMPT FUND
      FLORIDA TAX-EXEMPT FUND
      MASSACHUSETTS TAX-EXEMPT FUND
      MICHIGAN TAX-EXEMPT FUND
      NEW JERSEY TAX-EXEMPT FUND
      NEW YORK TAX-EXEMPT FUND
      OHIO TAX-EXEMPT FUND
      PENNSYLVANIA TAX-EXEMPT FUND
      VIRGINIA TAX-EXEMPT FUND

      LOUISIANA MUNICIPAL MONEY-MARKET FUND


      MINNESOTA MUNICIPAL MONEY-MARKET FUND



      PROSPECTUS
      AUGUST 6, 2002

[AMERICAN EXPRESS LOGO]

                          STRATEGIST MONEY-MARKET FUND


                                   PROSPECTUS
                                 AUGUST 6, 2002


The STRATEGIST MONEY-MARKET FUND (the "Strategist Fund" or the "Fund") is a no-load money-market fund.

 FOR INVESTORS SEEKING AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH
                     PRESERVATION OF CAPITAL AND LIQUIDITY.

                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

TABLE OF CONTENTS

ABOUT THE FUND
Investment Objective...........................................................2
Investment Strategies..........................................................2
Principal Risks of Investing in the Fund.......................................4
Performance....................................................................5
Fees & Expenses of the Fund....................................................6
Fund Management................................................................6


YOUR ACCOUNT
How to Buy Shares..............................................................8


How to Sell Shares.............................................................9


ACCOUNT SERVICES..............................................................11

DIVIDENDS & TAXES.............................................................12

FINANCIAL HIGHLIGHTS..........................................................13

QUESTIONS?
Shareholders should direct their inquiries to American Express or the Financial Advisor from whom they received this Prospectus.


American Enterprise Investment Services Inc.
70400 AXP Financial Center
Minneapolis, MN 55474
(800) 297-7378


ABOUT THE FUND

The Fund is designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. However, achievement of this objective cannot be assured.

INVESTMENT STRATEGIES
The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

                                                                  ABOUT THE FUND

STRATEGIST MONEY-MARKET FUND. The Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Fund may invest more than 25% of its assets in bank obligations. The Fund may not invest in commercial paper.


    The Fund may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUND

PRINCIPAL RISKS OF INVESTING IN THE FUND.
The following factors could reduce the Fund's income level and/or share price:

- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.


- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.


- CERTAIN PORTFOLIO HOLDINGS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon the Fund's ability to dispose of the underlying securities. The risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.


- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

                                                                  ABOUT THE FUND

PERFORMANCE

The bar charts below show the Fund's annual returns for the first calendar year since inception, together with the best and worst quarters. The accompanying "Average Annual Total Return as of December 31, 2001" table gives some indication of risk of an investment in the Fund. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Strategist Money-Market Fund

97   4.61%
98   4.52%
99   5.00%
00   6.33%
01   3.97%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.59% Worst Quarter: 4Q 2001 0.55% Total return for the period 1/1/02-6/30/02: 0.74%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (5/1/96)
3.97%                                                   5.28%                     5.32%

           For the Fund's current yields, call toll-free (800) 297-7378.

ABOUT THE FUND

FEES & EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

FEE TABLE
SHAREHOLDER FEES*          None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR THE FUND
(Expenses that are deducted from Fund assets)


Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.01
                                  ----
Total Operating Expenses          1.01%
                                  ====


------------


                  (*)   The Fund will impose a "Small Balance
                        fee" (currently $5 monthly) when the
                        average daily balance on an account drops below $15,000 in any month. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently
                        $10).
                 (**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's
                        Distribution Plan and the fees and
                        expenses of the disinterested Trustees,
                        for which the Fund pays its direct or
                        allocated share.


EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.


    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether you stayed in the Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                       --------   --------   --------   --------
                         $103       $322       $558      $1,236


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE FUND is Reserve Management Company, Inc. (RMCI), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds, which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Fund, subject to policies adopted by the Trustees. The Fund pays RMCI a comprehensive management fee of 0.80% per year of the average daily net assets of the Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees

                                                                  ABOUT THE FUND
and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's Distribution Plan and the fees and expenses of the disinterested Trustees, for which the Fund pays its direct or allocated share.


THE FUND'S DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    The Fund has adopted a Rule 12b-1 Plan which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of the Fund's average net assets. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Fund. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV") per share. The Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for the Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Fund.


MINIMUM INITIAL INVESTMENT

                              REGULAR ACCOUNTS      -       $1,000 with no minimum subsequent investment
                              ALL IRA ACCOUNTS      -       $1,000 with $250 minimum subsequent investment

HOW TO PURCHASE


                    - BY CHECK. (drawn on U.S. bank). Please mail to American
                      Express Financial Corporation, 70400 AXP Financial Center, Minneapolis, MN 55474. You must include your brokerage account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to American Express Brokerage. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.



                    - BY WIRE. Prior to calling your bank, call American Express at 800-297-7378 or the firm from which you received this Prospectus for specific instructions.


                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


                    - AUTOMATIC ASSET BUILDER. You may purchase shares ($25
                      suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your account. Please call American Express at 800-297-7378 for an application or consult your Financial Advisor.



                    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS CHECKS, MONEY ORDERS, CREDIT CARD CONVENIENCE CHECKS AS WELL AS CASH INVESTMENTS
 WILL NOT BE ACCEPTED. PURCHASE AND REDEMPTION ORDERS ARE NOT ACCEPTED ON DAYS
                         THE FEDERAL RESERVE IS CLOSED.

                                                                    YOUR ACCOUNT

When purchasing shares, please keep in mind:
    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Fund must be notified before 2:00 PM Eastern time of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.


    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices after 2:00 PM Eastern Time will be considered received the next business day.

    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Fund as a result.


HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by the Fund. The Fund usually sends redemptions the same day when requests are received before 2:00 PM Eastern Time and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Fund or with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Fund assumes no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on days that the Federal Reserve is closed.



TELEPHONE REQUESTS. You may redeem by calling American Express at 800-297-7378. Unless you decline telephone privileges on your application and the Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the firm through which shares of the Fund were purchased or, if purchased directly from the Fund, it is necessary to send a written request to the Fund with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.



SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.

YOUR ACCOUNT

Signature guarantees are designed to protect both you and the Fund from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

SMALL BALANCES. Because of the expense of maintaining accounts with small balances, when the average daily balance on an account drops below $15,000 in any month, a fee (currently $5 monthly) will be charged. In the event that the average balance remains below $15,000 for three (3) consecutive months, the account may be automatically transferred to the Reserve Primary Fund.

THE FUND RESERVES CERTAIN RIGHTS.
The Fund reserves the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, the Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.


REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Fund will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

                                                                ACCOUNT SERVICES

REDEMPTION BY CHECK. You may redeem shares of the Fund by using your checks. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not postdate your checks or use them to close your account. Upon proper notice, the Fund may choose to impose a fee if it deems a shareholder's actions to be burdensome. Checking may not be available to clients of some firms, and some firms may establish their own minimum check amount.


INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Fund as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Fund.


EASY ACCESS. To obtain account balances and yields, please call 800-297-7378.

DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Fund and its shareholders are subject to change and may be retroactive.



The Fund intends to maintain its regulated investment company status for federal income tax purposes, so that it will not be liable for federal income taxes to the extent its taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause the Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Fund.



On each day the Federal Reserve is open, the Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



BACKUP WITHHOLDING. As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that the Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of the Strategist Money-Market Fund for the periods as indicated. "Total Return" shows how much an investment in the Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. This information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling 800-297-7378.



                                                                  FOR FISCAL YEARS ENDED MAY 31,
                                                     --------------------------------------------------------
                                                       2002        2001        2000        1999        1998
                                                       ----        ----        ----        ----        ----
Net asset value, beginning of year...............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------    --------    --------    --------    --------
Net investment income from investment
  operations.....................................      0.0232      0.0578      0.0550      0.0496      0.0542
Less dividends from net investment income........     (0.0232)    (0.0578)    (0.0550)    (0.0496)    (0.0542)
                                                     --------    --------    --------    --------    --------
Net asset value, end of year.....................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========    ========    ========    ========    ========
Total Return.....................................       2.36%       5.78%       5.50%       4.96%       5.42%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of period (millions)..............    $   20.1    $   27.4    $   42.3    $   52.6    $   56.3
Ratio of expenses to average net assets(a).......       1.01%       1.01%       1.00%       1.00%       1.00%
Ratio of net investment income to average net
  assets(a)*.....................................       1.78%       5.19%       4.61%       4.24%       4.62%


---------------------


                    *   Amount shown before waivers.
                  (a)   Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income amounted to:



                       NET
         EXPENSES   INVESTMENT
FISCAL    RATIOS      INCOME
YEARS      WITH        WITH
ENDED     WAIVER      WAIVER
-----     ------      ------

 5/02     0.41%        2.38%
 5/01     0.41%        5.79%
 5/00     0.40%        5.21%
 5/99     0.40%        4.84%
 5/98     0.33%        5.29%


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

This Prospectus contains the information about the Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in the Fund, describe Fund performance, include financial statements for the Fund, and discuss market conditions and strategies that significantly affected the Fund's performance.

These documents may be obtained without charge by writing or calling American Express at 800-297-7378. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC
(1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.

         INVESTORS ARE ADVISED TO READ AND RETAIN THIS
              PROSPECTUS FOR FUTURE REFERENCE.

                    [AMERICAN EXPRESS LOGO]

Distributor -- Resrv Partners, Inc.
RF/STRAT 08/2002

SEC File Number
The Reserve Fund
811-2033


                    [AMERICAN EXPRESS LOGO]


AMERICAN EXPRESS
MONEY MARKET ACCOUNTS

                                                           STRATEGIST
                                                         MONEY MARKET
                                                                 FUND

PROSPECTUS
AUGUST 6, 2002

                                                            OFFERED BY
                                                     THE RESERVE FUNDS

[THE RESERVE FUNDS LOGO]
                               TREASURER'S TRUST


                                   PROSPECTUS
                                 AUGUST 6, 2002


The Reserve Fund and the Reserve Tax-Exempt Trust (the "Trusts"), registered investment companies, offer Treasurer's Trust shares of four no-load money-market funds in this Prospectus:

                          -  PRIMARY FUND,
                          -  U.S. GOVERNMENT FUND,
                          -  U.S. TREASURY FUND, and

                          -  INTERSTATE TAX-EXEMPT FUND
                          (each a "Fund" and collectively the "Funds").


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

                 (This page has been left blank intentionally.)

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objective ........................................................  3
Investment Strategies of the Primary, U.S.
Government and U.S. Treasury Funds ..........................................  4
Principal Risks of Investing in the Primary, U.S. Government and U.S. Treasury
Funds .......................................................................  5
Investment Strategies of the Interstate Tax-Exempt Fund ....................   6
Principal Risks of Investing in the Interstate Tax-Exempt Fund .............   7
Performance .................................................................  8
Fees & Expenses of the Funds ...............................................  10
Fund Management ............................................................  11


YOUR ACCOUNT
How to Buy Shares ..........................................................  12
How to Sell Shares .........................................................  13


ACCOUNT SERVICES ............................................................ 15

DIVIDENDS & TAXES ........................................................... 16

FINANCIAL HIGHLIGHTS ........................................................ 17


QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.



The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com
or visit our web site at www.reservefunds.com


IT PAYS TO KEEP MONEY IN RESERVE-TM-

ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. Treasurer's Trust is specifically designed for sweep accounts.

The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVE
The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.


Achievement of a Fund's objective cannot be assured.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.


PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.



U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.


U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.


    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States and repos will not exceed 5% of its total assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.



    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations issued by the specific state and its counties, municipalities, authorities or other political subdivisions that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

    The Interstate Tax-Exempt Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".


- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the Securities and Exchange Commission ("SEC") that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by its Board of Trustees ("Trustees").


    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:

- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well.


- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.

- MUNICIPAL OBLIGATIONS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments that are secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Funds' Class R annual returns for the past ten years or since the first calendar year since inception, together with the best and worst quarters. Performance for the Treasurer's Trust is not provided because this class does not have a full calendar year of performance. Although Class R shares are not offered in this Prospectus, they are invested in the same portfolio. Class R shares' annual returns differ to the extent that the classes have different fees and expenses. The accompanying "Average Annual Total Returns as of December 31, 2001" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2001 0.43% Total return for the period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  Total Return for U.S. Government Fund - Class R

92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%
01   2.98%

  CALENDAR YEARS ENDED DECEMBER 31
  Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2001 0.29% Total return for the period 1/1/02-6/30/02: 0.38%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
2.98%                                                   4.44%     4.08%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

93   2.19%
94   3.68%
95   4.96%
96   4.53%
97   4.61%
98   4.52%
99   4.02%
00   5.16%
01   3.12%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 1.33% Worst Quarter: 4Q 2001 0.40% Total return for the period 1/1/02-6/30/02: 0.40%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (3/3/92)
3.12%                                                   4.29%                     3.95%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%
01   1.86%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83% Worst Quarter: 4Q 2001 0.26% Total return for the period 1/1/02-6/30/02: 0.31%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.86%                                                   2.57%     2.49%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                        None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR THE FUNDS
(Expenses are deducted from Fund assets)


                                                                  PRIMARY AND            U.S. TREASURY FUND AND
                                                             U.S. GOVERNMENT FUNDS       INTERSTATE TAX-EXEMPT
                                                              (TREASURER'S TRUST)       FUND (TREASURER'S TRUST)
                                                             ---------------------      ------------------------
Comprehensive Management Fee **                                       0.60%                       0.60%
12b-1 Fees                                                            0.00                        0.00
Other Expenses                                                        0.00                        0.01
                                                                      ----                        ----
Total Operating Expenses                                              0.60%                       0.61%
                                                                      ====                        ====


------------


                  (*)   Treasurer's Trust shares are not subject to a "Small Balance
                        Fee". Shareholders will be subject to administrative fees
                        for redemption by wire or checks. There will be a fee of
                        $100 for all redemption checks less than $100,000 and for
                        all wire redemptions (regardless of amount) that are not
                        part of the daily sweep for Treasurer's Trust.
                 (**)   Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing
                        information on their investments), recordkeeping charges,
                        accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating
                        expenses are interest charges, taxes, brokerage fees and
                        commissions, extraordinary legal and accounting fees and
                        other extraordinary expenses, and the fees and expenses of the disinterested Trustees, for which each Fund pays its
                        direct or allocated share. It is expected that the
                        Treasurer's Trust shareholder accounts will require
                        subtransfer agency services, subaccounting services, and/or other services which are unique to the Treasurer's Trust
                        shares, which are included in the comprehensive management fee.

                                                                 ABOUT THE FUNDS

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                                                                 ONE YEAR      3 YEARS       5 YEARS       10 YEARS
                                                                 --------      --------      --------      --------
Primary and U.S. Government Funds (Treasurer's Trust)              $ 61          $192          $335         $  750
U.S. Treasury Fund and Interstate Tax-Exempt Fund
  (Treasurer's Trust)                                              $ 62          $195          $340         $  762


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Presently, under the terms of the Investment Management Agreements with the Funds, The Funds pay RMCI a comprehensive management fee of 0.60% of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, and fees and expenses of the disinterested Trustees, for which each Fund it pays its direct or allocated share.


THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701. In addition, GAM Services, Inc. ("GAM"), 135 East 7th Street, New York, NY 10022 serves as a distributor of the Primary, U.S. Government and U.S. Treasury Funds.


    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. Currently, the Treasurer's Trust does not participate in the Plan.

YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for the Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.


MINIMUM INITIAL INVESTMENT

                 REGULAR ACCOUNTS                   -       None for Treasurer's Trust
                 ALL IRA ACCOUNTS                   -       $1,000

SUBSEQUENT INVESTMENT REQUIREMENTS

                 REGULAR ACCOUNTS                   -       None for Treasurer's Trust
                 ALL IRA ACCOUNTS                   -       $250

HOW TO PURCHASE


                    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt. For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 5:00 PM Eastern Time for the Primary and U.S. Government Funds, 2:00 PM for the U.S. Treasury Fund and 11:30 AM for the Interstate Tax-Exempt Fund of the amount to be transmitted and the account to be credited.



                    AUTOMATIC ASSET BUILDER. You may purchase shares ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.



    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
                             CHECKS, MONEY ORDERS,
CREDIT CARD CONVENIENCE CHECKS AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED.
                                    PURCHASE
 AND REDEMPTION ORDERS ARE NOT ACCEPTED ON DAYS THE FEDERAL RESERVE IS CLOSED.

                                                                    YOUR ACCOUNT

HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 5:00 PM Eastern time for the Primary and U.S. Government Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 2:00 PM for the U.S. Treasury Fund and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be subject to administrative fees for redemption by wire or checks. There will be a fee of $100 for all redemption checks less than $100,000 and for all wire redemptions (regardless of amount) that are not part of the daily sweep for Treasurer's Trust fees. The Funds assume no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on days that the Federal Reserve is closed.


TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.


WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.



SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

    (2) redemptions on accounts whose address has been changed within the past 30 days; or

    (3) redemption requests to be sent to someone other than the account owner or the address of record.


Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

YOUR ACCOUNT

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.


ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

                                                                ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of the Fund by using your Reserve check writing privileges or and VISA Check Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking(SM). Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees incurred to obtain a VISA Check Card or to use Reserve eChecking.


EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.


INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to shareholders.



Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by the Fund as "exempt interest dividends" are not subject to federal income taxes but may be subject to federal alternative minimum taxes. Such dividends will generally be subject to state and local taxes.



BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. This information has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Fund's financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.



                                                                 FISCAL YEAR          PERIOD
                                                                ENDED MAY 31,     ENDED MAY 31,
                                                                     2002            2001(A)
                                                                     ----            -------
PRIMARY FUND
------------------------------------------------------------
Net asset value beginning of period.........................       $1.0000           $1.0000
                                                                   -------           -------
Net investment income from investment operations............         .0228             .0003
Less dividends from net investment income...................        (.0228)           (.0003)
                                                                   -------           -------
Net asset value end of period...............................       $1.0000           $1.0000
                                                                   =======           =======
Total Return................................................         2.32%             0.03%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................       $ 510.0           $ 224.5
Ratio of expenses to average net assets.....................         0.60%             0.60%(b)
Ratio of net investment income to average net assets........         2.05%             4.12%(b)



                                                                 FISCAL YEAR          PERIOD
                                                                ENDED MAY 31,     ENDED MAY 31,
                                                                     2002            2001(A)
                                                                     ----            -------

U.S. GOVERNMENT FUND
------------------------------------------------------------
Net asset value beginning of period.........................       $1.0000           $1.0000
                                                                   -------           -------
Net investment income from investment operations............         .0189             .0003
Less dividends from net investment income...................        (.0189)           (.0003)
                                                                   -------           -------
Net asset value end of period...............................       $1.0000           $1.0000
                                                                   =======           =======
Total Return................................................         1.91%             0.03%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................       $   4.0           $  15.6
Ratio of expenses to average net assets.....................         0.60%             0.60%(b)
Ratio of net investment income to average net assets........         2.16%             3.47%(b)

FINANCIAL HIGHLIGHTS

                                                                 FISCAL YEAR          PERIOD
                                                                ENDED MAY 31,     ENDED MAY 31,
                                                                     2002            2001(A)
                                                                     ----            -------

U.S TREASURY FUND
------------------------------------------------------------
Net asset value beginning of period.........................       $1.0000           $1.0000
                                                                   -------           -------
Net investment income from investment operations............        0.0203            0.0003
Less dividends from net investment income...................       (0.0203)          (0.0003)
                                                                   -------           -------
Net asset value end of period...............................       $1.0000           $1.0000
                                                                   =======           =======
Total Return................................................         2.06%             0.03%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................       $ 257.9           $  28.4
Ratio of expenses to average net assets.....................         0.61%             0.60%(b)
Ratio of net investment income to average net assets........         1.44%             3.44%(b)



                                                                 FISCAL YEAR         PERIOD
                                                                ENDED MAY 31,     ENDED MAY 31,
                                                                     2002            2001(A)
                                                                     ----            -------

INTERSTATE TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................       $1.0000           $1.0000
                                                                   -------           -------
Net investment income from investment operations............         .0149             .0002
Less dividends from net investment income...................        (.0149)           (.0002)
                                                                   -------           -------
Net asset value end of period...............................       $1.0000           $1.0000
                                                                   =======           =======
Total Return................................................         1.50%             0.02%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................       $  20.5           $  85.4
Ratio of expenses to average net assets.....................         0.61%             0.60%(b)
Ratio of net investment income to average net assets........         1.59%             2.56%(b)


---------------------


                  (a)   From May 29, 2001 (Commencement of Class) to May 31, 2001.
                  (b)   Annualized.


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                ---------------

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.


These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the EDGAR database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.


                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com

Distributor--Resrv Partners, Inc.

RF/PGTI-TT-08/2002


SEC File Number
The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696

      [THE RESERVE FUNDS LOGO]

      PRIMARY FUND
      U.S. GOVERNMENT FUND
      U.S. TREASURY FUND
      INTERSTATE TAX-EXEMPT FUND

      TREASURER'S TRUST


      PROSPECTUS
      AUGUST 6, 2002

                               [H&R BLOCK LOGO]


                              TREASURER'S TRUST:
                                 PRIMARY FUND
                          INTERSTATE TAX-EXEMPT FUND


                                 Prospectus
                                July 31, 2002


THE RESERVE FUND and the RESERVE TAX-EXEMPT TRUST (the "Trusts"), registered investment companies, offer TREASURER'S TRUST SHARES OF THE PRIMARY AND INTERSTATE TAX-EXEMPT FUNDS (each a "Fund", collectively "the Funds"), no-load money-market funds, in this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      (This page intentionally left blank)

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objective ........................................................  3
Investment Strategies of the Primary Fund ...................................  4
Principal Risks of Investing in the Primary Fund ............................  5
Investment Strategies of the Interstate
Tax-Exempt Fund .............................................................  6
Principal Risks of Investing in the Interstate
Tax-Exempt Fund .............................................................  7
Performance .................................................................  8
Fees & Expenses of the Funds ................................................  9
Fund Management ............................................................. 10


YOUR ACCOUNT
How to Buy Shares ........................................................... 11
How to Sell Shares .......................................................... 12


ACCOUNT SERVICES ............................................................ 14

DIVIDENDS & TAXES ........................................................... 15

FINANCIAL HIGHLIGHTS ........................................................ 16


QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.



The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com
or visit our web site at www.reservefunds.com


IT PAYS TO KEEP MONEY IN RESERVE-TM-

ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. Treasurer's Trust is specifically designed for sweep accounts.


The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.


INVESTMENT OBJECTIVE
The investment objective of the Primary Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.


Achievement of a Fund's objective cannot be assured.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE PRIMARY FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.


PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.



    The Fund may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY FUND.
The following factors could reduce the Fund's income level and/or share price:


- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.



- THE FUND IS NOT FDIC-INSURED. The Fund is money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.


- CERTAIN PORTFOLIO HOLDINGS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon the Fund's ability to dispose of the underlying securities. The risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.


- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations issued by the specific state and its counties, municipalities, authorities or other political subdivisions that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

    The Interstate Tax-Exempt Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".


- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the Securities and Exchange Commission ("SEC") that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by its Board of Trustees ("Trustees").


    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:


- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.



- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.

- MUNICIPAL OBLIGATIONS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments that are secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Fund's Class R annual returns for the past ten years, together with the best and worst quarters. Performance for the Treasurer's Trust is not provided because this class does not have a full calendar year of performance. Although Class R shares are not offered in this Prospectus, they are invested in the same portfolio. Class R shares' annual returns differ to the extent that the classes have different fees and expenses. The accompanying "Average Annual Total Returns as of December 31, 2001" table gives some indication of risk of an investment in the Fund. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2001 0.43% Total return for the period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund Class R

92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%
01   1.86%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83% Worst Quarter: 4Q 2001 0.26% Total return for the period 1/1/02-6/30/02: 0.31%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.86%                                                   2.57%     2.49%

            For the Fund's current yields, call toll-free (800) 637-1700 or visit our web site at WWW.RESERVEFUNDS.COM.

                                                                 ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                        None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR THE FUNDS
(Expenses are deducted from Fund assets)


                                      INTERSTATE       PRIMARY FUND
                                    TAX-EXEMPT FUND    (TREASURER'S
                                  (TREASURER'S TRUST)     TRUST)
                                  -------------------  ------------
Comprehensive Management Fee **           0.60%            0.60%
12b-1 Fees                                0.00             0.00
Other Expenses                            0.01             0.00
                                          ----             ----
Total Operating Expenses                  0.61             0.60%
                                          ====             ====


------------


(*) Treasurer's Trust shares are not subject to a "Small Balance Fee". Shareholders will be subject to administrative fees for redemption by wire or checks. There will be a fee of $100 for all redemption checks less than $100,000 and for all wire redemptions (regardless of amount) that are not part of the daily sweep for Treasurer's Trust.
(**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, and the fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share. It is expected that the Treasurer's Trust shareholder accounts will require subtransfer agency services, subaccounting services, and/or other services which are unique to the Treasurer's Trust shares, which are included in the comprehensive management fee.



EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

ABOUT THE FUNDS
The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                                  ONE YEAR  3 YEARS  5 YEARS  10 YEARS
                                  --------  -------  -------  --------
Primary Fund (Treasurer's Trust)    $61      $192     $335      $750
Interstate Tax-Exempt Fund
  (Treasurer's Trust)               $62      $195     $340      $762


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Presently, under the terms of the Investment Management Agreements with the Funds. The Funds pay RMCI a comprehensive management fee of 0.60% of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, and fees and expenses of the disinterested Trustees, for which the Funds pay their direct or allocated share.


THE FUNDS' DISTRIBUTORS are Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701 and GAM Services, Inc. ("GAM"), 135 East 7th Street, New York, NY 10022.


    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of the Funds' average net assets. Currently, the Treasurer's Trust does not participate in the Plan.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. The Funds use the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for the Funds accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.


MINIMUM INITIAL INVESTMENT

 REGULAR ACCOUNTS       -    None for Treasurer's Trust
 ALL IRA ACCOUNTS       -    $1,000

SUBSEQUENT INVESTMENT REQUIREMENTS

 REGULAR ACCOUNTS       -    None for Treasurer's Trust
 ALL IRA ACCOUNTS       -    $250

HOW TO PURCHASE


                    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt. The Primary Fund must be notified before 5:00 PM (Eastern time; 11:30 AM for Interstate Tax-Exempt Fund) of the amount to be transmitted and the account(s) to be credited.



                    AUTOMATIC ASSET BUILDER. You may purchase shares ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.



All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
     CHECKS, MONEY ORDERS, CREDIT CARD CONVENIENCE CHECKS, AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED. PURCHASE AND REDEMPTION ORDERS ARE NOT
                ACCEPTED ON DAYS THE FEDERAL RESERVE IS CLOSED,

YOUR ACCOUNT

HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 5:00 PM Eastern Time for the Primary Fund and 11:30 AM for Interstate Tax-Exempt Fund and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be subject to administrative fees for redemption by wire or checks. There will be a fee of $100 for all redemption checks less than $100,000 and a fee for all wire redemptions (regardless of amount) that are not part of the daily sweep for Treasurer's Trust. The Funds assume no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on days that the Federal Reserve is closed.



TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of the Funds were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.



SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

    (2) redemptions on accounts whose address has been changed within the past 30 days; or

    (3) redemption requests to be sent to someone other than the account owner or the address of record.

Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


SMALL BALANCES. Treasurer's Trust shares are not subject to a "Small Balance fee". Some firms may establish variations of minimum balances and fee amounts, if those variations are approved by the Funds.



THE FUNDS RESERVE CERTAIN RIGHTS.


The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, the Funds reserve the right to:

    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,

                                                                    YOUR ACCOUNT

    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.


REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Fund will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of a Fund by using your Reserve check writing privileges and VISA Check Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking(SM). Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees incurred to obtain a VISA Check Card or to use Reserve eChecking.



EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.



INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.


RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



As to the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by the Fund as "exempt interest dividends" are not subject to federal income taxes but may be subject to federal alternative minimum taxes. Such dividends will generally be subject to state and local taxes.



BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. This information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling 800-637-1700.



                                                     FISCAL YEAR        PERIOD
                                                    ENDED MAY 31,   ENDED MAY 31,
                                                        2002           2001(A)
                                                        ----           -------
PRIMARY FUND
Net asset value beginning of period...............     $1.0000         $1.0000
                                                       -------         -------
Net investment income from investment
  operations......................................       .0228           .0003
Less dividends from net investment income.........      (.0228)         (.0003)
                                                       -------         -------
Net asset value end of period.....................     $1.0000         $1.0000
                                                       =======         =======
Total Return......................................       2.32%           0.03%
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)...............     $ 510.0         $ 224.5
Ratio of expenses to average net assets...........       0.60%           0.60%(b)
Ratio of net investment income to average net
  assets..........................................       2.05%           4.12%(b)

                                                            FINANCIAL HIGHLIGHTS

INTERSTATE TAX-EXEMPT FUND


                                                         PERIOD ENDED
                                           FISCAL YEAR     MAY 31,
                                          ENDED MAY 31,  ------------
INTERSTATE TAX-EXEMPT FUND                    2002         2001(A)
--------------------------                    ----         -------
Net asset value beginning of year.......     $1.0000       $1.0000
                                             -------       -------
Net investment income from investment
  operations............................       .0149         .0002
Less dividends from net investment
  income................................      (.0149)       (.0002)
                                             -------       -------
Net asset value end of year.............     $1.0000       $1.0000
                                             =======       =======
Total Return............................       1.50%         0.02%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $  20.5       $  85.4
Ratio of expenses to average net
  assets................................       0.61%         0.60%(b)
Ratio of net investment income to
  average net assets....................       1.59%         2.56%(b)


---------------------

(a)  From May 29, 2001 (Commencement of Class) to May 31, 2001.
(b)  Annualized.

                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                ---------------

This Prospectus contains the information about the Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in the Fund, describe Fund performance, include financial statements for the Fund, and discuss market conditions and strategies that significantly affected the Fund's performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.

               INVESTORS ARE ADVISED TO READ AND RETAIN THIS
                      PROSPECTUS FOR FUTURE REFERENCE.

                            [H&R BLOCK LOGO]


                  H&R BLOCK FINANCIAL ADVISORS, INC.
               751 GRISWOLD ST., DETROIT, MI 48226-3274
                         MEMBER NYSE & SIPC

Distributor--Resrv Partners, Inc.
RF/HRBFA_TT-07/2002

SEC File Numbers
The Reserve Fund
811-2033

Reserve Tax-Exempt Trust
811-3696

                         [H&R BLOCK LOGO]

                         MONEY-MARKET FUNDS
                    OFFERED BY THE RESERVE FUNDS


                        Treasurer's Trust:
                          Primary Fund
                    Interstate Tax-Exempt Fund


                           PROSPECTUS
                          JULY 31, 2002

[THE RESERVE FUNDS LOGO]

                          CLASS 25 OF THE PRIMARY FUND


                                   PROSPECTUS
                                 AUGUST 6, 2002



THE RESERVE FUND (the "Trust"), a registered investment company, offers CLASS 25 OF THE PRIMARY FUND (the "Fund"), a no-load money-market fund, in this Prospectus. For investors seeking as high a level of current income as is consistent with preservation of capital and liquidity.


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

TABLE OF CONTENTS


ABOUT THE FUND
Investment Objective ........................................................  2
Investment Strategies .......................................................  2
Principal Risks of Investing in the Fund ....................................  4
Performance .................................................................  5
Fees & Expenses of the Fund .................................................  6
Fund Management .............................................................  7



YOUR ACCOUNT
How to Buy Shares ...........................................................  8
How to Sell Shares ..........................................................  9


ACCOUNT SERVICES ............................................................ 11

DIVIDENDS & TAXES ........................................................... 12

FINANCIAL HIGHLIGHTS ........................................................ 13


QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.



The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com

or visit our web site at www.reservefunds.com

IT PAYS TO KEEP MONEY IN RESERVE-TM-

ABOUT THE FUND

The Fund is designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. Class 25 is specifically designed for institutional investors.

The Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. However, achievement of this objective cannot be assured.

INVESTMENT STRATEGIES
The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

                                                                  ABOUT THE FUND

PRIMARY FUND. The Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Fund may invest more than 25% of its assets in bank obligations. The Fund may not invest in commercial paper.



    The Fund may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUND

PRINCIPAL RISKS OF INVESTING IN THE FUND.
The following factors could reduce the Fund's income level and/or share price:


- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.



- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.


- CERTAIN PORTFOLIO HOLDINGS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon the Fund's ability to dispose of the underlying securities. The risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.


- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

                                                                  ABOUT THE FUND

PERFORMANCE

The bar charts below show the Fund's annual returns for the past ten years together with the best and worst quarters. Performance for Class 25 is not provided because this class does not have a full calendar year of performance. Although Class R shares are not offered in this Prospectus, they are invested in the same portfolio. Class R shares' annual returns differ to the extent that the classes have different fees and expenses. The accompanying "Average Annual Total Returns as of December 31, 2001" table gives some indication of risk of an investment in the Fund. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2001 0.43% Total return for the period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

            For the Fund's current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

ABOUT THE FUND

FEES & EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


FEE TABLE
SHAREHOLDER FEES*                        None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR THE FUND
(Expenses are deducted from Fund assets)

                                  CLASS 25
                                  --------
Comprehensive Management Fee **      0.25%
12b-1 Fees                           0.00
                                   ------
Total Operating Expenses             0.25%
                                   ======

------------


(*) The Fund will either impose a "Small Balance fee" (currently $5 monthly) or, upon written notice, remit the proceeds on those accounts with a monthly average account balance of less than $100,000 and no activity other than distributions and dividends for the past 12 consecutive months. Shareholders may be subject to administrative fees for redemption by wire or checks. There will be a fee of $100 for all redemption checks less than $100,000 and a fee of $100 on all wire redemptions less than $100,000.
(**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, and the fees and expenses of the disinterested Trustees, for which the Fund pays its direct or allocated share.

                                                                  ABOUT THE FUND

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.



    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether you stayed in the Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                      ONE YEAR  3 YEARS  5 YEARS  10 YEARS
                      --------  -------  -------  --------
Class 25                $26       $80     $141      $318

FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Presently, under the terms of the Investment Management Agreements with the Fund, the Fund pays RMCI a comprehensive management fee of 0.25% of the average daily net assets of the Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, and fees of the disinterested Trustees, for which the Fund pays its direct or allocated share.



THE FUND'S DISTRIBUTORS are Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701 and GAM Services, Inc. ("GAM"), 135 East 7th Street, New York, NY 10022.



    The Fund has adopted a Rule 12b-1 Plan which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of the Fund's average net assets. Currently, Class 25 does not participate in the Plan.

YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Fund. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV") per share. The Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for the Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Fund.



MINIMUM INITIAL INVESTMENT - $10 million



SUBSEQUENT INVESTMENT REQUIREMENTS - None


HOW TO PURCHASE


                    BY WIRE. Prior to calling your bank, call The Reserve Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.


                    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


                   All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
                 CHECKS, MONEY ORDERS, CREDIT CARD CONVENIENCE


CHECKS AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED. PURCHASE AND REDEMPTION
                      ORDERS ARE NOT ACCEPTED ON DAYS THE


                           FEDERAL RESERVE IS CLOSED.


When purchasing shares, please keep in mind:

    - All wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.

    - Only federal funds wires are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Fund must be notified before 5:00 PM (Eastern Time) of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.

                                                                    YOUR ACCOUNT

HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by the Fund. The Fund usually sends redemptions the same day when requests are received before 5:00 PM (Eastern time) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Fund or with a letter of instruction. A shareholder will be subject to administrative fees for redemption by check or wire. There will be a fee of $100 for all redemption checks less than $100,000 and a fee of $100 on all wire redemptions less than $100,000. The Fund assumes no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on days that the Federal Reserve is closed.



TELEPHONE REQUESTS. You may redeem by calling the Fund at 800-637-1700. Unless you decline telephone privileges on your application and the Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the firm through which shares of the Fund were purchased or, if purchased directly from the Fund, it is necessary to send a written request to the Fund with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.



SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

    (2) redemptions on accounts whose address has been changed within the past 30 days; or

    (3) redemption requests to be sent to someone other than the account owner or the address of record.


Signature guarantees are designed to protect both you and the Fund from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUND RESERVES CERTAIN RIGHTS.
The Fund reserves the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, the Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

YOUR ACCOUNT

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.



ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.


SHAREHOLDER COMMUNICATIONS. The Fund will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of the Primary Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.


RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Fund and its shareholders are subject to change and may be retroactive.



The Fund intends to maintain its regulated investment company status for federal income tax purposes, so that it will not be liable for federal income taxes to the extent its taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause the Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Fund.



On each day the Federal Reserve is open, the Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



BACKUP WITHHOLDING. As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that the Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of the Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. This information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling 800-637-1700.



                                                                          FISCAL YEAR        PERIOD
                                                                         ENDED MAY 31,   ENDED MAY 31,
                                                                              2002          2001(A)
                                                                              ----          -------
 PRIMARY FUND
 ---------------------------------------------------------------------
 Net asset value beginning of period...................................     $ 1.0000        $1.0000
                                                                            --------        -------
 Net investment income from investment operations......................        .0263          .0004
 Less dividends from net investment income.............................       (.0263)        (.0004)
                                                                            --------        -------
 Net asset value end of period.........................................     $  1.000        $1.0000
                                                                            ========        =======
 Total Return..........................................................        2.69%          0.04%
 RATIOS/SUPPLEMENTAL DATA
 ---------------------------------------------------------------------
 Net assets end of period (millions)...................................     $2,113.4        $ 442.0
 Ratio of expenses to average net assets...............................         0.25%          0.25%(b)
 Ratio of net investment income to average net assets..................         2.31%          4.47%(b)


---------------------

(a)  From May 29, 2001 (Commencement of Class) to May 31, 2001.
(b)  Annualized.

                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                ---------------

This Prospectus contains the information about The Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in the Fund, describe Fund performance, include financial statements for the Fund, and discuss market conditions and strategies that significantly affected the Fund's performance.


These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site (http:// www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.


 INVESTORS ARE ADVISED TO READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com

Distributor--Resrv Partners, Inc.

RF/HRBFA25_R/08/2002


SEC File Number
The Reserve Fund
811-2033

      [THE RESERVE FUNDS LOGO]


      PRIMARY FUND


      CLASS 25


      PROSPECTUS
      AUGUST 6, 2002

                                    [LOGO]
                                   H&R BLOCK
                              financial advisors


                                 PRIMARY FUND
                             U.S. GOVERNMENT FUND
                              U.S. TREASURY FUND
                          INTERSTATE TAX-EXEMPT FUND
                         CALIFORNIA II TAX-EXEMPT FUND
                          CONNECTICUT TAX-EXEMPT FUND
                            FLORIDA TAX-EXEMPT FUND
                         MASSACHUSETTS TAX-EXEMPT FUND
                           MICHIGAN TAX-EXEMPT FUND
                          NEW JERSEY TAX-EXEMPT FUND
                           NEW YORK TAX-EXEMPT FUND
                             OHIO TAX-EXEMPT FUND
                         PENNSYLVANIA TAX-EXEMPT FUND
                           VIRGINIA TAX-EXEMPT FUND
                     LOUISIANA MUNICIPAL MONEY-MARKET FUND
                     MINNESOTA MUNICIPAL MONEY-MARKET FUND



                                 Prospectus

                                August 6, 2002



THE RESERVE FUND, RESERVE TAX-EXEMPT TRUST, RESERVE NEW YORK TAX-EXEMPT TRUST and RESERVE MUNICIPAL MONEY-MARKET TRUST (the "Trusts") are registered investment companies, which offer sixteen no-load money-market funds in this
Prospectus:

PRIMARY FUND-CLASS R, U.S. GOVERNMENT FUND-CLASS R, U.S. TREASURY FUND-CLASS R, INTERSTATE TAX-EXEMPT FUND-CLASS R, CALIFORNIA II TAX-EXEMPT FUND, CONNECTICUT TAX-EXEMPT FUND, FLORIDA TAX-EXEMPT FUND, MASSACHUSETTS TAX-EXEMPT FUND, MICHIGAN TAX-EXEMPT FUND, NEW JERSEY TAX-EXEMPT FUND, NEW YORK TAX-EXEMPT FUND, OHIO TAX-EXEMPT FUND, PENNSYLVANIA TAX-EXEMPT FUND, VIRGINIA TAX-EXEMPT FUND, LOUISIANA MUNICIPAL MONEY-MARKET FUND, and MINNESOTA MUNICIPAL MONEY-MARKET FUND (each a "Fund," collectively "the Funds").



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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                                       2
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TABLE OF CONTENTS


ABOUT THE FUNDS
Investment Objectives .......................................................  3
Investment Strategies of the Primary, U.S. Government and U.S. Treasury
Funds .......................................................................  4
Principal Risks of Investing in the Primary, U.S. Government and U.S. Treasury
Funds .......................................................................  5
Investment Strategies of the Interstate Tax-Exempt Fund .....................  6
Principal Risks of Investing in the Interstate Tax-Exempt Fund ..............  7
Investment Strategies of the State-Specific Tax-Exempt Funds ................  8
Principal Risks of Investing in the State-Specific Tax-Exempt Funds ......... 10
Investment Strategies of the State-Specific Municipal Money-Market Funds .... 12
Principal Risks of Investing in the State-Specific Municipal Money-Market
Funds ....................................................................... 13
Performance ................................................................. 15
Fees & Expenses of the Funds ................................................ 22
Fund Management ............................................................. 23



YOUR ACCOUNT
How to Buy Shares ........................................................... 24
How to Sell Shares .......................................................... 25



ACCOUNT SERVICES ............................................................ 27



DIVIDENDS & TAXES ........................................................... 28



FINANCIAL HIGHLIGHTS ........................................................ 30



QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.



The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com

or visit our web site at www.reservefunds.com

ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVES
    The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.


    The investment objective of each state-specific tax-exempt and municipal money-market fund is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the named state fund as is consistent with preservation of capital and liquidity.



    Achievement of a Fund's objectives cannot be assured.

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ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY
FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.



U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.


U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.


    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States and repos will not exceed 5% of its total net assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

    The Interstate Tax-Exempt Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".


- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the Securities and Exchange Commission ("SEC") that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.


    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

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                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:


- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.



- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC TAX-EXEMPT FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Tax-Exempt Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal income taxes (including federal Alternative Minimum Tax) and the personal income taxes of the named state and, with respect to the New York Tax-Exempt Fund, local personal income taxes and, with respect to the Florida Tax-Exempt Fund, the Florida intangibles tax, and with respect to the Pennsylvania Tax-Exempt Fund, the Pennsylvania county personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when RMCI believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision; however, the Funds avoid buying any AMT paper.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's, SP-1 or SP-2 by S&P or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Trustees.

    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund

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                                                                 ABOUT THE FUNDS

will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC TAX-EXEMPT FUNDS.

The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - California II Tax-Exempt Fund: There are special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the State.

    - Connecticut Tax-Exempt Fund: The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, and recent declines in defense spending have had a significant impact on unemployment levels.

    - Florida Tax-Exempt Fund: The revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles.

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                                                                 ABOUT THE FUNDS

    - Massachusetts Tax-Exempt Fund: Investors should realize that since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings.

    - Michigan Tax-Exempt Fund: Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.


    - New Jersey Tax-Exempt Fund: The state has had difficulty balancing its budget. If this problem is not addressed in a satisfactory manner, the state's ability to access the debt markets could hinder future operations.



    - New York Tax-Exempt Fund: There are the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City in particular.


    - Ohio Tax-Exempt Fund: The State's fiscal condition is closely tied to its ability to minimize its exposure to cyclical downturns in the manufacturing sector.

    - Pennsylvania Tax-Exempt Fund: Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings.

    - Virginia Tax-Exempt Fund: The Commonwealth's low unemployment level is due in large part to Federal Government jobs available to its residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC MUNICIPAL MONEY-MARKET FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Municipal Money-Market Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Normally, investing at least 80% of each Fund's net assets in municipal obligations which are exempt from federal income taxes and the personal income tax of the named state. Although a Fund may invest up to 20% of its total assets in taxable money market securities, substantially all of a Fund's income normally will be tax-exempt. A Fund may purchase municipal securities issued by states other than the state it is named for if RMCI believes that suitable municipal securities of Minnesota or Louisiana, respectively, are not available for investment. To the extent of its investments in other states' municipal securities, a Fund's income will be exempt only from federal income tax, not state personal income or other state tax. The Funds may invest without limitation in tax-exempt municipal securities subject to the federal Alternative Minimum Tax (the "AMT").



- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.



    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.



    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Board of Trustees ("Trustees").



    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations reaquires more than seven (7) days' notice.

                                                                 ABOUT THE FUNDS

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.



PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC MUNICIPAL MONEY-MARKET FUNDS.


The following factors could reduce a Fund's income level and/or share price:



- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.



- A FUND IN NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.



- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.



- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.



- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.



- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:



    - Louisiana Municipal Money-Market Fund: Investors should consider the special risks inherent in investing in Louisiana municipal obligations, which result from the complex nature of the State's economy. Specifically, employment and income levels will be a concern as the State experiences the effects of slowing growth in the gaming industry, the consolidation of the healthcare industry and decreased growth in the mining industry.

ABOUT THE FUNDS

    - Minnesota Municipal Money-Market Fund: The credit quality of the Fund will depend on the continued financial strength of the State and its political subdivisions. Currently, slower economic growth is reflected in a decline in business investment spending, exports and an increase in the State's unemployment rates.



- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

                                                                 ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Funds' annual returns for the past ten years or the first full calendar years since inception, together with the best and worst quarters. For the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds, Class R annual returns are shown. The accompanying "Average Annual Total Return as of December 31, 2001" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. The Reserve Municipal Money-Market Trust's registration statement for the Louisiana and Minnesota Municipal Money-Market Funds became effective on April 16, 2002. As such, they do not appear in the tables because a full calendar year does not exist. As with all mutual funds, the past is not a prediction of the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2001 0.43% Total Return for the Period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%
01   2.98%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2001 0.29% Total Return for the Period 1/1/02-6/30/02: 0.38%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
2.98%                                                   4.44%     4.08%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

93   2.19%
94   3.68%
95   4.96%
96   4.53%
97   4.61%
98   4.52%
99   4.02%
00   5.16%
01   3.12%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 1.33% Worst Quarter: 4Q 2001 0.40% Total Return for the Period 1/1/02-6/30/02: 0.40%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (3/3/92)
3.12%                                                   4.29%                     3.95%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%
01   1.86%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83% Worst Quarter: 4Q 2001 0.26% Total Return for the Period 1/1/02-6/30/02: 0.31%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.86%                                                   2.57%     2.49%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New York Tax-Exempt Fund

92   2.26%
93   1.48%
94   1.97%
95   2.96%
96   2.51%
97   2.68%
98   2.48%
99   2.25%
00   3.09%
01   1.74%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.81% Worst Quarter: 4Q 2001 0.22% Total Return for the Period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.74%                                                   2.45%     2.34%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for the California II Tax-Exempt Fund

00   2.59%
01   1.55%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.71% Worst Quarter: 4Q 2001 0.21% Total Return for the Period 1/1/02-6/30/02: 0.33%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (7/2/99)
1.55%                                                                    2.11%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Connecticut Tax-Exempt Fund

92   2.25%
93   1.64%
94   2.06%
95   2.85%
96   2.45%
97   2.66%
98   2.50%
99   2.15%
00   2.96%
01   1.68%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.79% Worst Quarter: 4Q 2001 0.22% Total Return for the Period 1/1/02-6/30/02: 0.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.68%                                                   2.39%     2.32%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Florida Tax-Exempt Fund

97   2.66%
98   2.62%
99   2.36%
00   3.21%
01   1.87%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.84% Worst Quarter: 4Q 2001 0.23% Total Return for the Period 1/1/02-6/30/02: 0.30%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEAR  SINCE INCEPTION (6/24/96)
1.87%                                                  2.54%                      2.52%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Massachusetts Tax-Exempt Fund

92   2.46%
93   1.83%
94   2.17%
95   2.96%
96   2.57%
97   2.87%
98   2.53%
99   2.20%
00   3.08%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.81% Worst Quarter: 4Q 2001 0.23% Total Return for the Period 1/1/02-6/30/02: 0.27%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.77%                                                   2.49%     2.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Michigan Tax-Exempt Fund

99   2.49%
00   3.14%
01   1.61%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.86% Worst Quarter: 4Q 2001 0.18% Total Return for the Period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (12/14/98)
1.61%                                                                      2.38%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New Jersey Tax-Exempt Fund

95   2.87%
96   2.41%
97   2.55%
98   2.42%
99   2.16%
00   3.03%
01   1.79%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.80% Worst Quarter: 4Q 2001 0.23% Total Return for the Period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/21/94)
1.79%                                                   2.39%                      2.44%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Ohio Tax-Exempt Fund

99   2.37%
00   3.14%
01   1.64%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.85% Worst Quarter: 4Q 2001 0.19% Total Return for the Period 1/1/02-6/30/02: 0.18%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (4/1/98)
1.64%                                                                    2.41%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Pennsylvania Tax-Exempt Fund

98   2.53%
99   2.37%
00   3.29%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.87% Worst Quarter: 4Q 2001 0.22% Total Return for the Period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (9/12/97)
1.77%                                                                     2.55%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Virginia Tax-Exempt Fund

01   1.43%

CALENDAR YEAR ENDED DECEMBER 31
Best Quarter: 1Q 2001 0.50% Worst Quarter: 4Q 2001 0.12% Total Return for the Period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (3/3/00)
1.43%                                                                    2.33%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                               None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses are deducted from Fund assets)


    For the Primary and U.S. Government Funds and the Interstate, California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.01
                                  ----
Total Operating Expenses          1.01%
                                  ====



    For the U.S. Treasury Fund and Florida Tax-Exempt Fund:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.00
                                  ----
Total Operating Expenses          1.00%
                                  ====



    For the Louisiana and Minnesota Municipal Money-Market Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.04
                                  ----
Total Operating Expenses          1.04%
                                  ====


------------


                  (*)   The Funds will impose a "Small Balance
                        fee" (currently $5 monthly) or, upon
                        written notice, remit the proceeds on
                        those accounts with a monthly average
                        account balance of less than $1,000 for
                        the past 12 consecutive months and with
                        no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).
                 (**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's
                        Distribution Plan and the fees and
                        expenses of the disinterested Trustees,
                        for which each Fund pays its direct or
                        allocated share. For the Louisiana and
                        Minnesota Municipal Money-Market Funds,
                        state (blue sky) and SEC registration
                        fees are also excluded from the
                        comprehensive management fee.


EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


    For the Primary and U.S Government Funds and the Interstate, California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                       --------   --------   --------   --------
                         $103       $322       $558      $1,236

                                                                 ABOUT THE FUNDS

    For the U.S. Treasury Fund and Florida Tax-Exempt Fund:



                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                       --------   --------   --------   --------
                         $102       $318       $552      $1,225



    For the Louisiana and Minnesota Municipal Money-Market Funds:



                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                       --------   --------   --------   --------
                         $106       $331       $574      $1,271


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.80% of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's Distribution Plan and the fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share.


THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for each Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.


MINIMUM INITIAL INVESTMENT

                              REGULAR ACCOUNTS      -       $1,000 with no minimum subsequent investment
                              ALL IRA ACCOUNTS      -       $1,000 with $250 minimum subsequent investment

HOW TO PURCHASE

                    - BY CHECK. (drawn on U.S. bank). Please mail or visit us at
                      1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.


                    - BY WIRE. Prior to calling your bank, call The Reserve
                      Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.


                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


                    - AUTOMATIC ASSET BUILDER. You may purchase shares ($25
                      suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.



    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
                                    CHECKS,
 MONEY ORDERS, CREDIT CARD CONVENIENCE CHECKS AS WELL AS CASH INVESTMENTS WILL
                                NOT BE ACCEPTED.
 PURCHASE AND REDEMPTION ORDERS ARE NOT ACCEPTED ON DAYS THE FEDERAL RESERVE IS
                                    CLOSED.

                                                                    YOUR ACCOUNT

When purchasing shares, please keep in mind:

    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.

    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM Eastern Time for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.


    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices after 11:00 AM Eastern Time for the State-Specific, Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds will be considered received the next business day.

    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.


HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 11:00 AM Eastern Time for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund,
2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on days that the Federal Reserve is closed.



TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

YOUR ACCOUNT

SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.


    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.


ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of a Fund by using your Reserve check writing privileges and VISA Check Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking(SM). Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees incurred to obtain a VISA Check Card or to use Reserve eChecking.



EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.


INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the state-specific tax-exempt funds and the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes, other than the AMT. Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the federal individual and corporate AMT. Any distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.



To the extent a Fund invests in municipal obligations issued by the state for which it is named or political subdivisions thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state personal income taxes and, with respect to the New York Tax-Exempt Fund, local personal income taxes. Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Exempt Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If more than 10% of the Florida Tax-Exempt Fund's portfolio consists of assets which are not exempt on the annual assessment date, only the portion of the investment which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania

                                                               DIVIDENDS & TAXES
Tax-Exempt Fund that are subject to the Pennsylvania personal property tax will not be taxed on distributions derived from interest on exempt obligations, such as Pennsylvania or U.S. government obligations. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.



BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS
     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Fund's financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.



                                                                             CLASS R
                                                                    FISCAL YEARS ENDED MAY 31,
                                                     --------------------------------------------------------
                                                       2002        2001        2000        1999        1998
                                                       ----        ----        ----        ----        ----
PRIMARY FUND
------------------------------------------------
Net asset value beginning of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------    --------    --------    --------    --------
Net investment income from investment
  operations.....................................       .0187       .0511       .0492       .0438       .0483
Less dividends from net investment income........      (.0187)     (.0511)     (.0492)     (.0438)     (.0483)
                                                     --------    --------    --------    --------    --------
Net asset value end of year......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========    ========    ========    ========    ========
Total Return.....................................       1.90%       5.29%       4.92%       4.38%       4.83%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of year (millions)................    $6,462.0    $6,241.8    $4,355.9    $3,330.1    $2,707.6
Ratio of expenses to average net assets..........       1.01%       1.00%       1.00%       1.00%        .94%
Ratio of net investment income to average net
  assets.........................................       1.86%       5.11%       4.74%       4.26%       4.71%



                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

U.S. GOVERNMENT FUND
---------------------------------------------------
Net asset value beginning of year...................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0149       .0493       .0471       .0426       .0471
Less dividends from net investment income...........     (.0149)     (.0493)     (.0471)     (.0426)     (.0471)
                                                        -------     -------     -------     -------     -------
Net asset value end of year.........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................      1.50%       5.12%       4.71%       4.26%       4.71%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 902.3     $ 887.1     $ 667.7     $ 716.2     $ 652.5
Ratio of expenses to average net assets.............      1.01%       1.01%       1.00%       1.00%        .99%
Ratio of net investment income to average net
  assets............................................      1.44%       4.93%       4.12%       4.16%       4.63%

                                                            FINANCIAL HIGHLIGHTS

                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

U.S TREASURY FUND
---------------------------------------------------
Net asset value beginning of period.................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0166       .0468       .0443       .0410       .0456
Less dividends from net investment income...........     (.0166)     (.0468)     (.0443)     (.0410)     (.0456)
                                                        -------     -------     -------     -------     -------
Net asset value end of period.......................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................       1.68%       4.82%       4.43%       4.10%       4.56%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of period (millions).................    $ 344.3     $ 401.2     $ 397.2     $ 286.7     $ 239.8
Ratio of expenses to average net assets (a) ........       1.00%       1.04%       1.00%       1.00%        .97%
Ratio of net investment income to average net
  assets (a)........................................       1.61%       4.63%       4.12%       3.76%       4.26%



                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

INTERSTATE TAX-EXEMPT FUND
---------------------------------------------------
Net asset value beginning of year...................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0108       .0289       .0267       .0242       .0279
Less dividends from net investment income...........     (.0108)     (.0289)     (.0267)     (.0242)     (.0279)
                                                        -------     -------     -------     -------     -------
Net asset value end of year.........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................       1.09%       2.95%       2.67%       2.42%       2.79%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 295.7     $ 296.2     $ 271.9     $ 292.6     $ 352.9
Ratio of expenses to average net assets.............       1.01%       1.01%       1.00%       1.00%        .97%
Ratio of net investment income to average net
  assets............................................       1.08%       2.89%       2.60%       2.38%       2.75%

FINANCIAL HIGHLIGHTS

                                                                   FISCAL YEARS ENDED MAY 31,
                                                    --------------------------------------------------------
                                                      2002        2001        2000        1999        1998
                                                      ----        ----        ----        ----        ----

NEW YORK TAX-EXEMPT FUND
-----------------------------------------------
Net asset value beginning of year...............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                    --------    --------    --------    --------    --------
Net investment income from investment
  operations....................................      0.0095      0.0281      0.0258      0.0222      0.0268
Less dividends from net investment income.......     (0.0095)    (0.0281)    (0.0258)    (0.0222)    (0.0268)
                                                    --------    --------    --------    --------    --------
Net asset value end of year.....................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                    ========    ========    ========    ========    ========
Total Return....................................        0.95%       2.87%       2.58%       2.22%       2.68%
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------
Net assets end of year (millions)...............    $  234.4    $  281.6    $  228.4    $  186.0    $  171.2
Ratio of expenses to average net assets.........        1.01%       1.01%       1.00%       1.00%       0.94%
Ratio of net investment income to average net
  assets........................................        0.94%       2.81%       2.55%       2.19%       2.63%



                                                                       FISCAL
                                                                     YEAR ENDED          PERIOD
                                                                      MAY 31,            ENDED
                                                                --------------------    MAY 31,
                                                                  2002        2001      2000(B)
                                                                  ----        ----      -------

CALIFORNIA II TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                --------    --------    --------
Net investment income from investment operations............      0.0098      0.0236      0.0208
Less dividends from net investment income...................     (0.0098)    (0.0236)    (0.0208)
                                                                --------    --------    --------
Net asset value end of period...............................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                ========    ========    ========
Total Return................................................        0.98%       2.42%       2.27%(c)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $  109.3    $  136.2    $   91.4
Ratio of expenses to average net assets.....................        1.01%       1.00%       1.00%(a)(c)
Ratio of net investment income to average net assets........        1.00%       2.36%       2.27%(a)(c)



                                                             FISCAL YEARS ENDED MAY 31,
                                              --------------------------------------------------------
                                                2002        2001        2000        1999        1998
                                                ----        ----        ----        ----        ----

CONNECTICUT TAX-EXEMPT FUND
-----------------------------------------
Net asset value beginning of year.........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              --------    --------    --------    --------    --------
Net investment income from investment
  operations..............................      0.0092      0.0273      0.0248      0.0221      0.0267
Less dividends from net investment
  income..................................     (0.0092)    (0.0273)    (0.0248)    (0.0221)    (0.0267)
                                              --------    --------    --------    --------    --------
Net asset value end of year...............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              ========    ========    ========    ========    ========
Total Return..............................        0.92%       2.75%       2.48%       2.21%       2.67%
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Net assets end of year (millions).........    $   41.2    $   40.2    $   51.1    $   55.4    $   36.8
Ratio of expenses to average net assets...        1.01%       1.01%       1.00%       1.00%       0.89%
Ratio of net investment income to average
  net assets..............................        0.92%       2.73%       2.42%       2.17%       2.64%

                                                            FINANCIAL HIGHLIGHTS

                                                       FISCAL YEARS ENDED MAY 31,
                                              --------------------------------------------
                                                2002        2001        2000        1999        1998
                                                ----        ----        ----        ----        ----

FLORIDA TAX-EXEMPT FUND
-----------------------------------------
Net asset value beginning of period.......    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              --------    --------    --------    --------    --------
Net investment income from investment
  operations..............................      0.0105      0.0294      0.0272      0.0237      0.0269
Less dividends from net investment
  income..................................     (0.0105)    (0.0294)    (0.0272)    (0.0237)    (0.0269)
                                              --------    --------    --------    --------    --------
Net asset value end of period.............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              ========    ========    ========    ========    ========
Total Return..............................        1.05%       2.98%       2.72%       2.37%       2.69%
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Net assets end of period (millions).......    $   32.1    $   28.9    $   28.9    $   22.6    $   10.8
Ratio of expenses to average net assets...        1.00%       1.01%       1.00%       1.00%       0.94%
Ratio of net investment income to average
  net assets..............................        0.99%       2.94%       2.68%       2.30%       2.62%



                                                             FISCAL YEARS ENDED MAY 31,
                                              --------------------------------------------------------
                                                2002        2001        2000        1999        1998
                                                ----        ----        ----        ----        ----

MASSACHUSETTS TAX-EXEMPT FUND
-----------------------------------------
Net asset value beginning of year.........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              --------    --------    --------    --------    --------
Net investment income from investment
  operations..............................      0.0099      0.0279      0.0256      0.0220      0.0284
Less dividends from net investment
  income..................................     (0.0099)    (0.0279)    (0.0256)    (0.0220)    (0.0284)
                                              --------    --------    --------    --------    --------
Net asset value end of year...............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              ========    ========    ========    ========    ========
Total Return..............................        0.99%       2.85%       2.56%       2.20%       2.84%
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Net assets end of year (millions).........    $   21.0    $   18.8    $   16.1    $   19.9    $   25.4
Ratio of expenses to average net assets...        1.01%       1.00%       1.00%       1.00%       0.75%
Ratio of net investment income to average
  net assets..............................        0.99%       2.79%       2.55%       2.17%       2.78%



                                                                    FISCAL                     PERIOD
                                                              YEARS ENDED MAY 31,              ENDED
                                                     -------------------------------------    MAY 31,
                                                       2002             2001        2000      1999(D)
                                                       ----             ----        ----      -------

MICHIGAN TAX-EXEMPT FUND
------------------------------------------------
Net asset value beginning of period..............    $ 1.0000         $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------         --------    --------    --------
Net investment income from investment
  operations.....................................      0.0080           0.0276      0.0263      0.0118
Less dividends from net investment income........     (0.0080)         (0.0276)    (0.0263)    (0.0118)
                                                     --------         --------    --------    --------
Net asset value end of period....................    $ 1.0000         $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========         ========    ========    ========
Total Return.....................................        0.81%            2.83%       2.63%       2.55%(c)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of period (millions)..............    $    8.5         $    4.8    $    2.2    $    1.2
Ratio of expenses to average net assets..........        1.01%(a)         1.00%       1.00%       1.00%(a)(c)
Ratio of net investment income to average net
  assets.........................................        0.63%(a)         2.76%       2.60%       2.02%(a)(c)

FINANCIAL HIGHLIGHTS

                                                             FISCAL YEARS ENDED MAY 31,
                                              --------------------------------------------------------
                                                2002        2001        2000        1999        1998
                                                ----        ----        ----        ----        ----

NEW JERSEY TAX-EXEMPT FUND
-----------------------------------------
Net asset value beginning of year.........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              --------    --------    --------    --------    --------
Net investment income from investment
  operations..............................      0.0101      0.0277      0.0249      0.0223      0.0254
Less dividends from net investment
  income..................................     (0.0101)    (0.0277)    (0.0249)    (0.0223)    (0.0254)
                                              --------    --------    --------    --------    --------
Net asset value end of year...............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              ========    ========    ========    ========    ========
Total Return..............................        1.01%       2.83%       2.49%       2.23%       2.54%
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Net assets end of year (millions).........    $   57.5    $   52.9    $   44.4    $   41.3    $   37.6
Ratio of expenses to average net assets...        1.01%       1.01%       1.05%       1.00%       0.99%
Ratio of net investment income to average
  net assets..............................        0.94%       2.77%       2.46%       2.17%       2.50%



                                                                                                 PERIOD
                                                      FISCAL YEARS ENDED MAY 31,                 ENDED
                                           -------------------------------------------------    MAY 31,
                                             2002             2001        2000        1999      1998(E)
                                             ----             ----        ----        ----      -------

OHIO TAX-EXEMPT FUND
--------------------------------------
Net asset value beginning of period....    $ 1.0000         $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                           --------         --------    --------    --------    --------
Net investment income from investment
  operations...........................      0.0082           0.0281      0.0256      0.0236      0.0048
Less dividends from net investment
  income...............................     (0.0082)         (0.0281)    (0.0256)    (0.0236)    (0.0048)
                                           --------         --------    --------    --------    --------
Net asset value end of period..........    $ 1.0000         $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                           ========         ========    ========    ========    ========
Total Return...........................        0.83%            2.88%       2.56%       2.36%       2.87%(c)
RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets end of period (millions)....    $    5.7         $    8.1    $    8.9    $    1.2    $    2.5
Ratio of expenses to average net
  assets...............................        1.01%(a)         1.00%       1.00%       1.00%(a)     1.00%(c)
Ratio of net investment income to
  average net assets...................        0.81%(a)         2.81%       2.95%       2.16%(a)     2.86%(c)

                                                            FINANCIAL HIGHLIGHTS

                                                                                               PERIOD
                                                       FISCAL YEARS ENDED MAY 31,              ENDED
                                              --------------------------------------------    MAY 31,
                                                2002        2001        2000        1999      1998(F)
                                                ----        ----        ----        ----      -------

PENNSYLVANIA TAX-EXEMPT FUND
-----------------------------------------
Net asset value beginning of period.......    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              --------    --------    --------    --------    --------
Net investment income from investment
  operations..............................      0.0097      0.0287      0.0276      0.0234      0.0189
Less dividends from net investment
  income..................................     (0.0097)    (0.0287)    (0.0276)    (0.0234)    (0.0189)
                                              --------    --------    --------    --------    --------
Net asset value end of period.............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                              ========    ========    ========    ========    ========
Total Return..............................        0.97%       2.97%       2.76%       2.34%       2.64%(c)
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Net assets end of period (millions).......    $   51.5    $   34.1    $   21.1    $   16.9    $   13.2
Ratio of expenses to average net assets...        1.01%       1.00%       1.00%       1.00%       1.00%(c)
Ratio of net investment income to average
  net assets..............................        0.89%       2.87%       2.73%       2.28%       2.62%(c)



                                                                        FISCAL
                                                                      YEAR ENDED             PERIOD
                                                                        MAY 31,              ENDED
                                                               -------------------------    MAY 31,
                                                                 2002             2001      2000(G)
                                                                 ----             ----      -------

VIRGINIA TAX-EXEMPT FUND
----------------------------------------------------------
Net asset value beginning of period........................    $ 1.0000         $ 1.0000    $ 1.0000
                                                               --------         --------    --------
Net investment income from investment operations...........      0.0069           0.0253      0.0075
Less dividends from net investment income..................     (0.0069)         (0.0253)    (0.0075)
                                                               --------         --------    --------
Net asset value end of period..............................    $ 1.0000         $ 1.0000    $ 1.0000
                                                               ========         ========    ========
Total Return...............................................        0.69%            2.77%       3.08%(c)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------
Net assets end of period (millions)........................    $   13.0         $    6.7    $    2.1
Ratio of expenses to average net assets....................        1.01%(a)         1.00%       1.01%(a)(c)
Ratio of net investment income to average net assets.......        0.58%(a)         2.53%       3.19%(a)(c)

FINANCIAL HIGHLIGHTS

                                                                 PERIOD
                                                                  ENDED
                                                                 MAY 31,
                                                                 2002(H)
                                                                 -------

LOUISIANA MUNICIPAL MONEY-MARKET FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000
                                                                --------
Net investment income from investment operations............      0.0014
Less dividends from net investment income...................     (0.0014)
                                                                --------
Net asset value at end of period............................    $ 1.0000
                                                                ========
Total Return................................................        0.14%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $    0.1
Ratio of expenses to average net assets (a)(c)..............        1.04%
Ratio of net investment income to average net assets
  (a)(c)....................................................        0.11%



                                                                 PERIOD
                                                                  ENDED
                                                                 MAY 31,
                                                                 2002(H)
                                                                 -------

MINNESOTA MUNICIPAL MONEY-MARKET FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000
                                                                --------
Net investment income from investment operations............      0.0017
Less dividends from net investment income...................     (0.0017)
                                                                --------
Net asset value at end of period............................    $ 1.0000
                                                                ========
Total Return................................................        0.17%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $    0.1
Ratio of expenses to average net assets (a)(c)..............        1.04%
Ratio of net investment income to average net assets
  (a)(c)....................................................        0.36%


--------------

                                                            FINANCIAL HIGHLIGHTS

                  (a)   Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income ratios amounted to:



                                                                  NET
                                          FISCAL    EXPENSE    INVESTMENT
                                           YEAR      RATIO       INCOME
                                         --------   --------   ----------
     U.S. Treasury Fund................    2002        .97%       1.64%
                                           2001        .99        4.68
                                           2000        .86        4.26
                                           1999        .77        3.99
                                           1998        .77        4.46
     California II.....................    2000        .96(c)     2.31(c)
     Michigan..........................    2002       1.00         .64
                                           1999        .49(c)     2.53(c)
     Ohio..............................    2002       1.01         .81
                                           1999        .83        2.32
     Virginia..........................    2002        .99         .60
                                           2000        .97(c)     3.23(c)
     Louisiana Municipal Money-Market
     Fund..............................    2002        .00(c)     1.15(c)
     Minnesota Municipal Money-Market
     Fund..............................    2002        .00(c)     1.40(c)



                  (b)   From July 2, 1999 (Commencement of Operations) to May 31,
                        2000.
                  (c)   Annualized.
                  (d)   From December 14, 1998 (Commencement of Operations) to
                        May 31, 1999.
                  (e)   From April 1, 1998 (Commencement of Operations) to May 31,
                        1998.
                  (f)   From September 12, 1997 (Commencement of Operations) to
                        May 31, 1998.
                  (g)   From March 3, 2000 (Commencement of Operations) to May 31,
                        2000.
                  (h)   From April 17, 2002 (Commencement of Operations) to May 31,
                        2002.


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                ---------------

This Prospectus contains the information about the Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in the Fund, describe Fund performance, include financial statements for the Fund, and discuss market conditions and strategies that significantly affected the Fund's performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.


                  INVESTORS ARE ADVISED TO READ AND RETAIN
                   THIS PROSPECTUS FOR FUTURE REFERENCE.


                                   [LOGO]
                                 H&R BLOCK
                            FINANCIAL ADVISORS

                    H&R BLOCK FINANCIAL ADVISORS, INC.
                 751 GRISWOLD ST., DETROIT, MI 48226-3274
                            MEMBER NYSE & SIPC


Distributor--Resrv Partners, Inc.
RF/HRBFA-Combo-08/2002

SEC File Numbers
The Reserve Fund
811-2033

Reserve Tax-Exempt Trust
811-3696

Reserve New York Tax-Exempt Trust
811-3814

Reserve Municipal Money-Market Trust
811-10533


                                  [LOGO]
                                H&R BLOCK
                            FINANCIAL ADVISORS


                          MONEY MARKET FUNDS
                     OFFERED BY THE RESERVE FUNDS

                              PRIMARY FUND
                          U.S. GOVERNMENT FUND
                           U.S. TREASURY FUND
                       INTERSTATE TAX-EXEMPT FUND
                     CALIFORNIA II TAX-EXEMPT FUND
                      CONNECTICUT TAX-EXEMPT FUND
                        FLORIDA TAX-EXEMPT FUND
                     MASSACHUSETTS TAX-EXEMPT FUND
                        MICHIGAN TAX-EXEMPT FUND
                       NEW JERSEY TAX-EXEMPT FUND
                        NEW YORK TAX-EXEMPT FUND
                          OHIO TAX-EXEMPT FUND
                      PENNSYLVANIA TAX-EXEMPT FUND
                        VIRGINIA TAX-EXEMPT FUND
                 LOUISIANA MUNICIPAL MONEY-MARKET FUND
                 MINNESOTA MUNICIPAL MONEY-MARKET FUND


                              PROSPECTUS

                            August 6, 2002

                        [H&R BLOCK LOGO]



                           CLASS 25 OF
                        THE PRIMARY FUND



                           Prospectus
                          July 31, 2002


THE RESERVE FUND (the "Trust"), a registered investment company, offers CLASS 25 OF THE PRIMARY FUND (the "Fund"), a no-load money-market fund, in this Prospectus.

FOR INVESTORS SEEKING AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


ABOUT THE FUND
Investment Objective ........................................................  2
Investment Strategies .......................................................  2
Principal Risks of Investing in the Fund ....................................  4
Performance .................................................................  5
Fees & Expenses of the Fund .................................................  6
Fund Management .............................................................  7



YOUR ACCOUNT
How to Buy Shares ...........................................................  8
How to Sell Shares ..........................................................  9


ACCOUNT SERVICES ............................................................ 11

DIVIDENDS & TAXES ........................................................... 12

FINANCIAL HIGHLIGHTS ........................................................ 13


QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.



The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com

or visit our web site at www.reservefunds.com

IT PAYS TO KEEP MONEY IN RESERVE-TM-

ABOUT THE FUND

The Fund is designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. Class 25 is specifically designed for institutional investors.

The Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity.


Achievement of this objective cannot be assured.


INVESTMENT STRATEGIES
The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

                                                                  ABOUT THE FUND

PRIMARY FUND. The Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Fund may invest more than 25% of its assets in bank obligations. The Fund may not invest in commercial paper.



    The Fund may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUND

PRINCIPAL RISKS OF INVESTING IN THE FUND.
The following factors could reduce the Fund's income level and/or share price:


- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.



- THE FUND IS NOT FDIC-INSURED. The Fund is money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.


- CERTAIN PORTFOLIO HOLDINGS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon the Fund's ability to dispose of the underlying securities. The risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.


- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

                                                                  ABOUT THE FUND

PERFORMANCE

The bar charts below show the Fund's Class R annual returns for the past ten years or since the first calendar year since inception, together with the best and worst quarters. Performance for Class 25 is not provided because this class does not have a full calendar year of performance. Although Class R shares are not offered in this Prospectus, they are invested in the same portfolio.
Class R shares' annual returns differ to the extent that the classes have different fees and expenses. The accompanying "Average Annual Total Returns as of December 31, 2001" table gives some indication of risk of an investment in the Fund. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2001 0.43% Total return for the period 1/1/02 - 6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

            For the Fund's current yields, call toll-free (800) 637-1700 or visit our web site at WWW.RESERVEFUNDS.COM.

ABOUT THE FUND

FEES & EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


FEE TABLE
SHAREHOLDER FEES*                        None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR THE FUND
(Expenses are deducted from Fund assets)

                                                                CLASS 25
                                                                --------
Comprehensive Management Fee **                                   0.25%
12b-1 Fees                                                        0.00
                                                                  ----
Total Operating Expenses                                          0.25%
                                                                  ====

------------


                  (*)   The Fund will either impose a "Small Balance fee" (currently
                        $5 monthly) or, upon written notice, remit the proceeds on those Class 25 accounts with a monthly average account
                        balance of less than $100,000 and no activity other than
                        distributions and dividends for the past 12 consecutive
                        months. Shareholders may be subject to administrative fees for redemption by wire or checks. There will be a fee of
                        $100 for all redemption checks less than $100,000 and a fee of $100 on all wire redemptions less than $100,000.
                 (**)   Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing
                        information on their investments), recordkeeping charges,
                        accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating
                        expenses are interest charges, taxes, brokerage fees and
                        commissions, extraordinary legal and accounting fees and
                        other extraordinary expenses, and the fees and expenses of the disinterested Trustees, for which the Fund pays its
                        direct or allocated share.

                                                                  ABOUT THE FUND

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.



    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether you stayed in the Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                            ONE YEAR       3 YEARS        5 YEARS        10 YEARS
                            --------       --------       --------       --------
Class 25                      $26            $80            $141           $318

FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Presently, under the terms of the Investment Management Agreements with the Fund. The Fund pays RMCI a comprehensive management fee of 0.25% of the average daily net assets of the Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, and fees and expenses of the disinterested Trustees, for which the Fund pays its direct or allocated share.


THE FUNDS' DISTRIBUTORS are Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701 and GAM Services, Inc. ("GAM"), 135 East 7th Street, New York, NY 10022.


    The Fund has adopted a Rule 12b-1 Plan which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of the Fund's average net assets. Currently, Class 25 does not participate in the Plan.

YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Fund. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV") per share. The Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for the Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Fund.


MINIMUM INITIAL INVESTMENT

                 REGULAR ACCOUNTS                   -       $10 million for Class 25

SUBSEQUENT INVESTMENT REQUIREMENTS

                 REGULAR ACCOUNTS                   -       None for Class 25

HOW TO PURCHASE


                    BY WIRE. Prior to calling your bank, call The Reserve Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.


                    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
                 CHECKS, MONEY ORDERS, CREDIT CARD CONVENIENCE
     CHECKS, AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED. PURCHASE AND
                 REDEMPTION ORDERS ARE NOT ACCEPTED ON DAYS THE
                           FEDERAL RESERVE IS CLOSED.


When purchasing shares, please keep in mind:

    - All wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.

    - Only federal funds wires are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Fund must be notified before 5:00 PM (Eastern Time) of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.

                                                                    YOUR ACCOUNT

HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by the Fund. The Fund usually sends redemptions the same day when requests are received before 5:00 PM Eastern time and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your request. You may sell shares by calling the Fund or with a letter of instruction. A shareholder will be subject to administrative fees for redemption by check or wire. There will be a fee of $100 for all redemption checks less than $100,000 and a fee of $100 on all wire redemptions less than $100,000. The Fund assumes no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on the days that the Federal Reserve is closed.



TELEPHONE REQUESTS. You may redeem by calling the Fund at 800-637-1700. Unless you decline telephone privileges on your application and the Fund fails to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Fund, it is necessary to send a written request to the Fund with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.



SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

    (2) redemptions on accounts whose address has been changed within the past 30 days; or

    (3) redemption requests to be sent to someone other than the account owner or the address of record.


Signature guarantees are designed to protect both you and the Fund from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUND RESERVES CERTAIN RIGHTS.
The Fund reserves the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, the Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

YOUR ACCOUNT

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.



ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.


SHAREHOLDER COMMUNICATIONS. The Fund will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of the Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.


RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Fund and its shareholders are subject to change and may be retroactive.



The Fund intends to maintain its regulated investment company status for federal income tax purposes, so that it will not be liable for federal income taxes to the extent its taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause the Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Fund.



On each day the Federal Reserve is open, the Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



BACKUP WITHHOLDING. As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that the Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of the Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. This information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling 800-637-1700.



                                                                                         PERIOD
                                                                FISCAL YEAR ENDED    ENDED MAY 31,
                                                                  MAY 31, 2002          2001(A)
                                                                  ------------          -------
PRIMARY FUND
------------------------------------------------------------
Net asset value beginning of period.........................         $ 1.0000           $1.0000
                                                                     --------           -------
Net investment income from investment operations............            .0263             .0004
Less dividends from net investment income...................           (.0263)           (.0004)
                                                                     --------           -------
Net asset value end of period...............................         $ 1.0000           $1.0000
                                                                     ========           =======
Total Return................................................            2.69%             0.04%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................         $2,113.4           $ 442.0
Ratio of expenses to average net assets.....................            0.25%             0.25%(b)
Ratio of net investment income to average net assets........            2.31%             4.47%(b)


---------------------


                  (a)   From May 29, 2001 (Commencement of Class) to May 31, 2001.
                  (b)   Annualized.


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                ---------------

This Prospectus contains the information about the Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in the Fund, describe Fund performance, include financial statements for the Fund, and discuss market conditions and strategies that significantly affected the Fund's performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.

               INVESTORS ARE ADVISED TO READ AND RETAIN THIS
                     PROSPECTUS FOR FUTURE REFERENCE.

                           [H&R BLOCK LOGO]

                  H&R BLOCK FINANCIAL ADVISORS, INC.
               751 GRISWOLD ST., DETROIT, MI 48226-3274
                        MEMBER NYSE & SIPC

Distributor--Resrv Partners, Inc.
RF/HRBFA25-07/2002

SEC File Number
The Reserve Fund
811-2033


                           [H&R BLOCK LOGO]


                           MONEY-MARKET FUND
                     OFFERED BY THE RESERVE FUNDS


                             Class 25:
                            Primary Fund


                             Prospectus
                            July 31, 2002

[THE RESERVE FUNDS LOGO]

                           RESERVE MONEY-MARKET FUNDS



                                   PROSPECTUS
                                 AUGUST 6, 2002



The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Municipal Money-Market Trust (the "Trusts") are registered investment companies, which offer fifteen no-load money-market funds in this
Prospectus:


                          -  PRIMARY FUND - CLASS R,
                          -  U.S. GOVERNMENT FUND - CLASS R,
                          -  INTERSTATE TAX-EXEMPT FUND - CLASS R,
                          -  CALIFORNIA II TAX-EXEMPT FUND,
                          -  CONNECTICUT TAX-EXEMPT FUND,
                          -  FLORIDA TAX-EXEMPT FUND,
                          -  MASSACHUSETTS TAX-EXEMPT FUND,
                          -  MICHIGAN TAX-EXEMPT FUND,
                          -  NEW JERSEY TAX-EXEMPT FUND,
                          -  NEW YORK TAX-EXEMPT FUND,
                          -  OHIO TAX-EXEMPT FUND,

                          -  PENNSYLVANIA TAX-EXEMPT FUND,


                          -  VIRGINIA TAX-EXEMPT FUND,


                          -  LOUISIANA MUNICIPAL MONEY-MARKET FUND, and


                          -  MINNESOTA MUNICIPAL MONEY-MARKET FUND
                          (each a "Fund", collectively the "Funds").


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

                      [This page intentionally left blank]

TABLE OF CONTENTS


ABOUT THE FUNDS
Investment Objectives .......................................................  3
Investment Strategies of the Primary and U.S.
Government Funds ............................................................  4
Principal Risks of Investing in the Primary and U.S.
Government Funds ............................................................  5
Investment Strategies of the Interstate Tax-Exempt
Fund ........................................................................  6
Principal Risks of Investing in the Interstate Tax-
Exempt Fund .................................................................  7
Investment Strategies of the State-Specific Tax-Exempt
Funds .......................................................................  8
Principal Risks of Investing in the State-Specific Tax-
Exempt Funds ................................................................ 10
Investment Strategies of the State-Specific Municipal
Money-Market Funds .......................................................... 12
Principal Risks of Investing in the State-Specific
Municipal Money-Market Funds ................................................ 13
Performance ................................................................. 14
Fees & Expenses of the Funds ................................................ 21
Fund Management ............................................................. 22



YOUR ACCOUNT
How to Buy Shares ........................................................... 23
How to Sell Shares .......................................................... 24



ACCOUNT SERVICES ............................................................ 26



DIVIDENDS & TAXES ........................................................... 27



FINANCIAL HIGHLIGHTS ........................................................ 29



QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.



The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com

or visit our web site at www.reservefunds.com

ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVES
    The investment objective of the Primary and U.S. Government Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.


    The investment objective of each state-specific tax-exempt and municipal money-market fund is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the named state fund as is consistent with preservation of capital and liquidity.



    Achievement of a Fund's objectives cannot be assured.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE PRIMARY AND U.S. GOVERNMENT FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.



U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities and repurchase agreements supported by such investments.


    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.


    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY AND U.S. GOVERNMENT FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

    The Interstate Tax-Exempt Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".


- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the Securities and Exchange Commission ("SEC") that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.


    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:


- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yield will typically fall as well.



- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC TAX-EXEMPT FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Tax-Exempt Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal income taxes (including federal Alternative Minimum Tax) and the personal income taxes of the named state and, with respect to the New York Tax-Exempt Fund, local personal income taxes and, with respect to the Florida Tax-Exempt Fund, the Florida intangibles tax, and with respect to the Pennsylvania Tax-Exempt Fund, the Pennsylvania county personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when RMCI believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to AMT; however, the Funds avoid buying any AMT paper.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's, SP-1 or SP-2 by S&P or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Trustees.


    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its net

                                                                 ABOUT THE FUNDS
assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC TAX-EXEMPT FUNDS.

The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - California II Tax-Exempt Fund: There are special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the State.

    - Connecticut Tax-Exempt Fund: The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, and recent declines in defense spending have had a significant impact on unemployment levels.

    - Florida Tax-Exempt Fund: The revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles.

                                                                 ABOUT THE FUNDS

    - Massachusetts Tax-Exempt Fund: Investors should realize that since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings.

    - Michigan Tax-Exempt Fund: Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.


    - New Jersey Tax-Exempt Fund: The State has had difficulty balancing its budget. If this problem is not addressed in a satisfactory manner the State's ability to access the debt markets could hinder future operations.



    - New York Tax-Exempt Fund: There are the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City in particular.


    - Ohio Tax-Exempt Fund: The State's fiscal condition is closely tied to its ability to minimize its exposure to cyclical downturns in the manufacturing sector.

    - Pennsylvania Tax-Exempt Fund: Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings.

    - Virginia Tax-Exempt Fund: The Commonwealth's low unemployment level is due in large part to Federal Government jobs available to its residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE STATE-SPECIFIC MUNICIPAL MONEY-MARKET FUNDS.


The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the funds are principally invested in high quality, tax-exempt obligations that are intended to provide as high a yield as is possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.



    The State-Specific Municipal Money-Market Funds' principal investment strategies include:



- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the state for which the Fund is named and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".



- Normally, investing at least 80% of each Fund's total assets in municipal obligations which are exempt from federal income tax and the personal income taxes of the named state. Although a Fund may invest up to 20% of its total assets in taxable money market securities, substantially all of a Fund's income normally will be tax-exempt. A Fund may purchase municipal securities issued by states other than the state it is named for if RMCI believes that suitable municipal securities of Minnesota or Louisiana, respectively, are not available for investment. To the extent of its investments in other states' municipal securities, a Fund's income will be exempt only from federal income tax, not state personal income or other state tax. The Funds may invest without limitation in tax-exempt municipal securities subject to the federal Alternative Minimum Tax (the "AMT").



- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.



    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.



    Each Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI determines them to be of comparable quality pursuant to guidelines established by the Funds' Board of Trustees ("Trustees").



    Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.



    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE STATE-SPECIFIC MUNICIPAL MONEY-MARKET FUNDS.


The following factors could reduce a Fund's income level and/or share price:



- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.



- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.



- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.



- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.



- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.



- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:



    - Louisiana Municipal Money-Market Fund: Investors should consider the special risks inherent in investing in Louisiana municipal obligations, which result from the complex nature of the State's economy. Specifically, employment and income levels will be a concern as the State experiences the effects of slowing growth in the gaming industry, the consolidation of the healthcare industry and decreased growth in the mining industry.



    - Minnesota Municipal Money-Market Fund: The credit quality of the Fund will depend on the continued financial strength of the State and its political subdivisions. Currently, slower economic growth is reflected in a decline in business investment spending, exports and an increase in the State's unemployment rates.



- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Funds' annual returns for the past ten years or the first full calendar years since inception, together with the best and worst quarters. For the Primary, U.S. Government, and Interstate Tax-Exempt Funds, Class R annual returns are shown. The accompanying "Average Annual Total Return as of December 31, 2001" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future. The Reserve Municipal Money-Market Trust's registration statement for the Louisiana and Minnesota Municipal Money-Market Funds became effective on April 16, 2002. As such, they do not appear in the tables below because a full calendar year of performance does not exist.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2001 0.43% Total return for the period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%
01   2.98%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2001 0.29% Total return for the period 1/1/02-6/30/02: 0.38%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
2.98%                                                   4.44%     4.08%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%
01   1.86%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83% Worst Quarter: 4Q 2001 0.26% Total return for the period 1/1/02-6/30/02: 0.31%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.86%                                                   2.57%     2.49%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New York Tax-Exempt Fund

92   2.26%
93   1.48%
94   1.97%
95   2.96%
96   2.51%
97   2.68%
98   2.48%
99   2.25%
00   3.09%
01   1.74%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.81% Worst Quarter: 4Q 2001 0.22% Total return for period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.74%                                                   2.45%     2.34%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for the California II Tax-Exempt Fund

00   2.59%
01   1.55%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.71% Worst Quarter: 4Q 2001 0.21% Total return for the period 1/1/02-6/30/02: 0.33%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (7/2/99)
1.55%                                                                    2.11%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Connecticut Tax-Exempt Fund

92   2.25%
93   1.64%
94   2.06%
95   2.85%
96   2.45%
97   2.66%
98   2.50%
99   2.15%
00   2.96%
01   1.68%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.79% Worst Quarter: 4Q 2001 0.22% Total return for the period 1/1/02-6/30/02: 0.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.68%                                                   2.39%     2.32%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Florida Tax-Exempt Fund

97   2.66%
98   2.62%
99   2.36%
00   3.21%
01   1.87%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.84% Worst Quarter: 4Q 2001 0.23% Total return for the period 1/1/02-6/30/02: 0.30%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/24/96)
1.87%                                                   2.54%                      2.52%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Massachusetts Tax-Exempt Fund

92   2.46%
93   1.83%
94   2.17%
95   2.96%
96   2.57%
97   2.87%
98   2.53%
99   2.20%
00   3.08%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.81% Worst Quarter: 4Q 2001 0.23% Total return for the period 1/1/02-6/30/02: 0.27%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.77%                                                   2.49%     2.44%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Michigan Tax-Exempt Fund

99   2.49%
00   3.14%
01   1.61%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.86% Worst Quarter: 4Q 2001 0.18% Total return for the period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (12/14/98)
1.61%                                                                      2.38%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New Jersey Tax-Exempt Fund

95   2.87%
96   2.41%
97   2.55%
98   2.42%
99   2.16%
00   3.03%
01   1.79%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.80% Worst Quarter: 4Q 2001 0.23% Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/21/94)
1.79%                                                   2.39%                      2.44%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Ohio Tax-Exempt Fund

99   2.37%
00   3.14%
01   1.64%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.85% Worst Quarter: 4Q 2001 0.19% Total return for the period 1/1/02-6/30/02: 0.18%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (4/1/98)
1.64%                                                                    2.41%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Pennsylvania Tax-Exempt Fund

98   2.53%
99   2.37%
00   3.29%
01   1.77%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.87% Worst Quarter: 4Q 2001 0.22% Total return for the period 1/1/02-6/30/02: 0.26%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         SINCE INCEPTION (9/12/97)
1.77%                                                                     2.55%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Virginia Tax-Exempt Fund

01   1.43%

CALENDAR YEAR ENDED DECEMBER 31
Best Quarter: 1Q 2001 0.50%
Worst Quarter: 4Q 2001 0.12%
Total return for the period 1/1/02-6/30/02: 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
1 YEAR                                                SINCE INCEPTION (3/3/00)
1.43%                                                                    2.33%

           For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

                                                                 ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                               None
(Fees paid directly from your investment)


ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses are deducted from Fund assets)



    For the Primary and U.S. Government Funds and the Interstate,
California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.01
                                  ----
Total Operating Expenses          1.01%
                                  ====



    For the Florida Tax-Exempt Fund:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.00
                                  ----
Total Operating Expenses          1.00%
                                  ====



    For the Louisiana and Minnesota Municipal Money-Market Funds:



Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
Other Expenses                    0.04
                                  ----
Total Operating Expenses          1.04%
                                  ====


------------


                  (*)   The Funds will impose a "Small Balance
                        fee" (currently $5 monthly) or, upon
                        written notice, remit the proceeds on
                        those accounts with a monthly average
                        account balance of less than $1,000 for
                        the past 12 consecutive months and with
                        no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).



                 (**) Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments made pursuant to the Trust's
                        Distribution Plan and the fees and
                        expenses of the disinterested Trustees,
                        for which each Fund pays its direct or
                        allocated share. For the Louisiana and
                        Minnesota Municipal Money-Market Funds,
                        state (blue sky) and SEC registration
                        fees are also excluded from the
                        comprehensive management fee.


EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.


    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



    For the Primary and U.S. Government Funds and the Interstate,
California II, Connecticut, Massachusetts, Michigan, New Jersey, New York, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $103                   $322       $558      $1,236

ABOUT THE FUNDS

    For the Florida Tax-Exempt Fund:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $102                   $318       $552      $1,225



    For the Louisiana and Minnesota Municipal Money-Market Funds:



              1 YEAR                3 YEARS    5 YEARS    10 YEARS
              ------                --------   --------   --------
               $106                   $331       $574      $1,271


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.80% per year of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments made pursuant to the Trust's Distribution Plan and the fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share.


THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities. This is a standard calculation. The NAV is calculated as of the cut-off time for each Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.


MINIMUM INITIAL INVESTMENT

                              REGULAR ACCOUNTS      -       $1,000 with no minimum subsequent investment
                              ALL IRA ACCOUNTS      -       $1,000 with $250 minimum subsequent investment

HOW TO PURCHASE

                    - BY CHECK. (drawn on U.S. bank). Please mail or visit us at
                      1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.


                    - BY WIRE. Prior to calling your bank, call The Reserve
                      Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.


                    - THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


                    - AUTOMATIC ASSET BUILDER. You may purchase shares ($25
                      suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.



    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
     CHECKS, MONEY ORDERS, CREDIT CARD CONVENIENCE CHECKS, AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED. PURCHASE AND REDEMPTION ORDERS ARE NOT
                ACCEPTED ON DAYS THE FEDERAL RESERVE IS CLOSED.

YOUR ACCOUNT

When purchasing shares, please keep in mind:

    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.

    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 5:00 PM for the Primary and U.S. Government Funds of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.


    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices by 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 5:00 PM for the Primary and U.S. Government Funds will be considered received the next business day.

    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.


HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 5:00 PM for the Primary and U.S. Government Funds and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on days that the Federal Reserve is closed.



TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

                                                                    YOUR ACCOUNT

SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.


    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.


ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of a Fund by using your Reserve check writing privileges or VISA Check Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking-SM-. Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees incurred to obtain a VISA Check Card or use Reserve eChecking.



EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.


INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



As to the state-specific tax-exempt funds, the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes. As to the state-specific municipal money-market funds, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes, other than the AMT. Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for the purposes of the federal individual and corporate AMT. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by a Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.



To the extent a Fund invests in municipal obligations issued by the state for which it is named or political subdivisions thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state personal income taxes and, with respect to the New York Tax-Exempt Fund, local personal income taxes. Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Exempt Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If more than 10% of the Florida Tax-Exempt Fund's portfolio consists of assets which are not exempt on the annual assessment date, only the portion of the investment which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania

DIVIDENDS & TAXES
Tax-Exempt Fund that are subject to the Pennsylvania personal property tax will not be taxed on distributions derived from interest on exempt obligations, such as Pennsylvania or U.S. government obligations. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.



BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Fund's financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.



                                                                             CLASS R
                                                                    FISCAL YEARS ENDED MAY 31,
                                                     --------------------------------------------------------
                                                       2002        2001        2000        1999        1998
                                                       ----        ----        ----        ----        ----
PRIMARY FUND
------------------------------------------------
Net asset value beginning of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------    --------    --------    --------    --------
Net investment income from investment
  operations.....................................       .0187       .0511       .0492       .0438       .0483
Less dividends from net investment income........      (.0187)     (.0511)     (.0492)     (.0438)     (.0483)
                                                     --------    --------    --------    --------    --------
Net asset value end of year......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========    ========    ========    ========    ========
Total Return.....................................       1.90%       5.29%       4.92%       4.38%       4.83%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of year (millions)................    $6,462.0    $6,241.8    $4,355.9    $3,330.1    $2,707.6
Ratio of expenses to average net assets..........       1.01%       1.00%       1.00%       1.00%        .94%
Ratio of net investment income to average net
  assets.........................................       1.86%       5.11%       4.74%       4.26%       4.71%



                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

U.S. GOVERNMENT FUND
---------------------------------------------------
Net asset value beginning of year...................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0149       .0493       .0471       .0426       .0471
Less dividends from net investment income...........     (.0149)     (.0493)     (.0471)     (.0426)     (.0471)
                                                        -------     -------     -------     -------     -------
Net asset value end of year.........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................      1.50%       5.12%       4.71%       4.26%       4.71%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 902.3     $ 887.1     $ 667.7     $ 716.2     $ 652.5
Ratio of expenses to average net assets.............      1.01%       1.01%       1.00%       1.00%        .99%
Ratio of net investment income to average net
  assets............................................      1.44%       4.93%       4.12%       4.16%       4.63%

FINANCIAL HIGHLIGHTS

                                                                                CLASS R
                                                                       FISCAL YEARS ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

INTERSTATE TAX-EXEMPT FUND
---------------------------------------------------
Net asset value beginning of year...................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0108       .0289       .0267       .0242       .0279
Less dividends from net investment income...........     (.0108)     (.0289)     (.0267)     (.0242)     (.0279)
                                                        -------     -------     -------     -------     -------
Net asset value end of year.........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................       1.09%       2.95%       2.67%       2.42%       2.79%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 295.7     $ 296.2     $ 271.9     $ 292.6     $ 352.9
Ratio of expenses to average net assets.............       1.01%       1.01%       1.00%       1.00%        .97%
Ratio of net investment income to average net
  assets............................................       1.08%       2.89%       2.60%       2.38%       2.75%



                                                                    FISCAL YEARS ENDED MAY 31,
                                                     --------------------------------------------------------
                                                       2002        2001        2000        1999        1998
                                                       ----        ----        ----        ----        ----

NEW YORK TAX-EXEMPT FUND
------------------------------------------------
Net asset value beginning of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------    --------    --------    --------    --------
Net investment income from investment
  operations.....................................      0.0095      0.0281      0.0258      0.0222      0.0268
Less dividends from net investment income........     (0.0095)    (0.0281)    (0.0258)    (0.0222)    (0.0268)
                                                     --------    --------    --------    --------    --------
Net asset value end of year......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========    ========    ========    ========    ========
Total Return.....................................        0.95%       2.87%       2.58%       2.22%       2.68%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of year (millions)................    $  234.4    $  281.6    $  228.4    $  186.0    $  171.2
Ratio of expenses to average net assets..........        1.01%       1.01%       1.00%       1.00%       0.94%
Ratio of net investment income to average net
  assets.........................................        0.94%       2.81%       2.55%       2.19%       2.63%



                                                                 FISCAL YEAR ENDED       PERIOD
                                                                      MAY 31,            ENDED
                                                                --------------------    MAY 31,
                                                                  2002        2001      2000(A)
                                                                  ----        ----      -------

CALIFORNIA II TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                --------    --------    --------
Net investment income from investment operations............      0.0098      0.0236      0.0208
Less dividends from net investment income...................     (0.0098)    (0.0236)    (0.0208)
                                                                --------    --------    --------
Net asset value end of period...............................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                ========    ========    ========
Total Return................................................        0.98%       2.42%       2.27%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $  109.3    $  136.2    $   91.4
Ratio of expenses to average net assets.....................        1.01%       1.00%       1.00%(b)(c)
Ratio of net investment income to average net assets........        1.00%       2.36%       2.27%(b)(c)

                                                            FINANCIAL HIGHLIGHTS

                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2002        2001        2000        1999        1998
                                                 ----        ----        ----        ----        ----

CONNECTICUT TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of year..........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0092      0.0273      0.0248      0.0221      0.0267
Less dividends from net investment
  income...................................     (0.0092)    (0.0273)    (0.0248)    (0.0221)    (0.0267)
                                               --------    --------    --------    --------    --------
Net asset value end of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        0.92%       2.75%       2.48%       2.21%       2.67%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of year (millions)..........    $   41.2    $   40.2    $   51.1    $   55.4    $   36.8
Ratio of expenses to average net assets....        1.01%       1.01%       1.00%       1.00%       0.89%
Ratio of net investment income to average
  net assets...............................        0.92%       2.73%       2.42%       2.17%       2.64%



                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2002        2001        2000        1999        1998
                                                 ----        ----        ----        ----        ----

FLORIDA TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of period........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0105      0.0294      0.0272      0.0237      0.0269
Less dividends from net investment
  income...................................     (0.0105)    (0.0294)    (0.0272)    (0.0237)    (0.0269)
                                               --------    --------    --------    --------    --------
Net asset value end of period..............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        1.05%       2.98%       2.72%       2.37%       2.69%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of period (millions)........    $   32.1    $   28.9    $   28.9    $   22.6    $   10.8
Ratio of expenses to average net assets....        1.00%       1.01%       1.00%       1.00%       0.94%
Ratio of net investment income to average
  net assets...............................        0.99%       2.94%       2.68%       2.30%       2.62%



                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2002        2001        2000        1999        1998
                                                 ----        ----        ----        ----        ----

MASSACHUSETTS TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of year..........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0099      0.0279      0.0256      0.0220      0.0284
Less dividends from net investment
  income...................................     (0.0099)    (0.0279)    (0.0256)    (0.0220)    (0.0284)
                                               --------    --------    --------    --------    --------
Net asset value end of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        0.99%       2.85%       2.56%       2.20%       2.84%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of year (millions)..........    $   21.0    $   18.8    $   16.1    $   19.9    $   25.4
Ratio of expenses to average net assets....        1.01%       1.00%       1.00%       1.00%       0.75%
Ratio of net investment income to average
  net assets...............................        0.99%       2.79%       2.55%       2.17%       2.78%

FINANCIAL HIGHLIGHTS

                                                                                              PERIOD
                                                          FISCAL YEARS ENDED MAY 31,          ENDED
                                                      -----------------------------------    MAY 31,
                                                        2002           2001        2000      1999(D)
                                                        ----           ----        ----      -------

MICHIGAN TAX-EXEMPT FUND
-------------------------------------------------
Net asset value beginning of period...............    $ 1.0000       $ 1.0000    $ 1.0000    $ 1.0000
                                                      --------       --------    --------    --------
Net investment income from investment
  operations......................................      0.0080         0.0276      0.0263      0.0118
Less dividends from net investment income.........     (0.0080)       (0.0276)    (0.0263)    (0.0118)
                                                      --------       --------    --------    --------
Net asset value end of period.....................    $ 1.0000       $ 1.0000    $ 1.0000    $ 1.0000
                                                      ========       ========    ========    ========
Total Return......................................        0.81%          2.83%       2.63%       2.55%(b)
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------
Net assets end of period (millions)...............    $    8.5       $    4.8    $    2.2    $    1.2
Ratio of expenses to average net assets...........        1.01%(c)       1.00%       1.00%       1.00%(b)(c)
Ratio of net investment income to average net
  assets..........................................        0.63%(c)       2.76%       2.60%       2.02%(b)(c)



                                                              FISCAL YEARS ENDED MAY 31,
                                               --------------------------------------------------------
                                                 2002        2001        2000        1999        1998
                                                 ----        ----        ----        ----        ----

NEW JERSEY TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of year..........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0101      0.0277      0.0249      0.0223      0.0254
Less dividends from net investment
  income...................................     (0.0101)    (0.0277)    (0.0249)    (0.0223)    (0.0254)
                                               --------    --------    --------    --------    --------
Net asset value end of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        1.01%       2.83%       2.49%       2.23%       2.54%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of year (millions)..........    $   57.5    $   52.9    $   44.4    $   41.3    $   37.6
Ratio of expenses to average net assets....        1.01%       1.01%       1.05%       1.00%       0.99%
Ratio of net investment income to average
  net assets...............................        0.94%       2.77%       2.46%       2.17%       2.50%

                                                            FINANCIAL HIGHLIGHTS

                                                                                                 PERIOD
                                                      FISCAL YEARS ENDED MAY 31,                 ENDED
                                           -------------------------------------------------    MAY 31,
                                             2002           2001        2000          1999      1998(E)
                                             ----           ----        ----          ----      -------

OHIO TAX-EXEMPT FUND
---------------------------------------
Net asset value beginning of period....    $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000    $ 1.0000
                                           --------       --------    --------      --------    --------
Net investment income from investment
  operations...........................      0.0082         0.0281      0.0256        0.0236      0.0048
Less dividends from net investment
  income...............................     (0.0082)       (0.0281)    (0.0256)      (0.0236)    (0.0048)
                                           --------       --------    --------      --------    --------
Net asset value end of period..........    $ 1.0000       $ 1.0000    $ 1.0000      $ 1.0000    $ 1.0000
                                           ========       ========    ========      ========    ========
Total Return...........................        0.83%          2.88%       2.56%         2.36%       2.87%(b)
RATIOS/SUPPLEMENTAL DATA
---------------------------------------
Net assets end of period (millions)....    $    5.7       $    8.1    $    8.9      $    1.2    $    2.5
Ratio of expenses to average net
  assets...............................        1.01%(c)       1.00%       1.00%         1.00%(c)     1.00%(b)
Ratio of net investment income to
  average net assets...................        0.81%(c)       2.81%       2.95%         2.16%(c)     2.86%(b)



                                                                                                PERIOD
                                                        FISCAL YEARS ENDED MAY 31,              ENDED
                                               --------------------------------------------    MAY 31,
                                                 2002        2001        2000        1999      1998(F)
                                                 ----        ----        ----        ----      -------

PENNSYLVANIA TAX-EXEMPT FUND
------------------------------------------
Net asset value beginning of period........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               --------    --------    --------    --------    --------
Net investment income from investment
  operations...............................      0.0097      0.0287      0.0276      0.0234      0.0189
Less dividends from net investment
  income...................................     (0.0097)    (0.0287)    (0.0276)    (0.0234)    (0.0189)
                                               --------    --------    --------    --------    --------
Net asset value end of period..............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                               ========    ========    ========    ========    ========
Total Return...............................        0.97%       2.97%       2.76%       2.34%       2.64%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------
Net assets end of period (millions)........    $   51.5    $   34.1    $   21.1    $   16.9    $   13.2
Ratio of expenses to average net assets....        1.01%       1.00%       1.00%       1.00%       1.00%(b)
Ratio of net investment income to average
  net assets...............................        0.89%       2.87%       2.73%       2.28%       2.62%(b)

FINANCIAL HIGHLIGHTS

                                                                 FISCAL YEAR ENDED       PERIOD
                                                                      MAY 31,            ENDED
                                                                --------------------    MAY 31,
                                                                  2002        2001      2000(G)
                                                                  ----        ----      -------

VIRGINIA TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                --------    --------    --------
Net investment income from investment operations............      0.0069      0.0253      0.0075
Less dividends from net investment income...................     (0.0069)    (0.0253)    (0.0075)
                                                                --------    --------    --------
Net asset value end of period...............................    $ 1.0000    $ 1.0000    $ 1.0000
                                                                ========    ========    ========
Total Return................................................        0.69%       2.77%       3.08%(b)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................    $   13.0    $    6.7    $    2.1
Ratio of expenses to average net assets.....................        1.01%(c)     1.00%      1.01%(b)(c)
Ratio of net investment income to average net assets........        0.58%(c)     2.53%      3.19%(b)(c)



                                                                FOR PERIOD ENDED
                                                                MAY 31, 2002(H)
                                                                ---------------

LOUISIANA MUNICIPAL MONEY-MARKET FUND
------------------------------------------------------------
Net asset value beginning of period.........................        $ 1.0000
                                                                    --------
Net investment income from investment operations............          0.0014
Less dividends from net investment income...................         (0.0014)
                                                                    --------
Net asset value end of period...............................        $ 1.0000
                                                                    ========
Total Return................................................            0.14%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................        $    0.1
Ratio of expenses to average net assets.....................            1.04%(b)(c)
Ratio of net investment income to average net assets........            0.11%(b)(c)

                                                            FINANCIAL HIGHLIGHTS

                                                                FOR PERIOD ENDED
                                                                MAY 31, 2002(H)
                                                                ---------------

MINNESOTA MUNICIPAL MONEY-MARKET FUND
------------------------------------------------------------
Net asset value beginning of period.........................        $ 1.0000
                                                                    --------
Net investment income from investment operations............          0.0017
Less dividends from net investment income...................         (0.0017)
                                                                    --------
Net asset value end of period...............................        $ 1.0000
                                                                    ========
Total Return................................................            0.17%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................        $    0.1
Ratio of expenses to average net assets.....................            1.04%(b)(c)
Ratio of net investment income to average net assets........            0.36%(b)(c)


---------------------


                  (a)   From July 2, 1999 (Commencement of Operations) to May 31,
                        2000.
                  (b)   Annualized.
                  (c)   Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income ratios amounted to:



                                                                               NET
                                               FISCAL        EXPENSE        INVESTMENT
                                                YEAR          RATIO           INCOME
                                              --------       --------       ----------
     California II..........................    2000            .96%(b)        2.31%(b)
     Michigan...............................    2002           1.00             .64
                                                1999            .49(b)         2.53(b)
     Ohio...................................    2002           1.01             .81
                                                1999            .83            2.32
     Virginia...............................    2002            .99             .60
                                                2000            .97(b)         3.23(b)
     Louisiana Municipal Money-Market
     Fund...................................    2002           0.00(b)         1.15(b)
     Minnesota Municipal Money-Market
     Fund...................................    2002           0.00(b)         1.40(b)



                  (d)   From December 14, 1998 (Commencement of Operations) to
                        May 31, 1999.
                  (e)   From April 1, 1998 (Commencement of Operations) to May 31,
                        1998.
                  (f)   From September 12, 1997 (Commencement of Operations) to
                        May 31, 1998.
                  (g)   From March 3, 2000 (Commencement of Operations) to May 31,
                        2000.
                  (h)   From April 17, 2002 (Commencement of Operations) to May 31,
                        2002.


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.


These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the EDGAR database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.


                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com


Distributor--Resrv Partners, Inc.
SAI_COMBO/08/2002


SEC File Numbers

The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696
Reserve New York Tax-Exempt Trust
811-3814
Reserve Municipal Money-Market Trust
811-10533


      [THE RESERVE FUNDS LOGO]

      PRIMARY FUND - CLASS R
      U.S. GOVERNMENT FUND - CLASS R
      INTERSTATE TAX-EXEMPT FUND - CLASS R
      CALIFORNIA II TAX-EXEMPT FUND
      CONNECTICUT TAX-EXEMPT FUND
      FLORIDA TAX-EXEMPT FUND
      MASSACHUSETTS TAX-EXEMPT FUND
      MICHIGAN TAX-EXEMPT FUND
      NEW JERSEY TAX-EXEMPT FUND
      NEW YORK TAX-EXEMPT FUND
      OHIO TAX-EXEMPT FUND
      PENNSYLVANIA TAX-EXEMPT FUND
      VIRGINIA TAX-EXEMPT FUND

      LOUISIANA MUNICIPAL MONEY-MARKET FUND


      MINNESOTA MUNICIPAL MONEY-MARKET FUND



      PROSPECTUS
      AUGUST 6, 2002

[THE RESERVE FUNDS LOGO]
                                THE RESERVE FUND
                               MONEY-MARKET FUNDS


                                   PROSPECTUS
                                 AUGUST 6, 2002



The Reserve Fund (the "Trust"), a registered investment company, which offers Class R shares in three no-load money-market funds in this Prospectus:


                          -  PRIMARY FUND,
                          -  U.S. GOVERNMENT FUND, and

                          -  U.S. TREASURY FUND
                          (each a "Fund" and collectively the "Funds").


 FOR INVESTORS SEEKING AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH
                     PRESERVATION OF CAPITAL AND LIQUIDITY.

                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objective ........................................................  2
Investment Strategies .......................................................  2
Principal Risks of Investing in the Funds ...................................  4
Performance .................................................................  5
Fees & Expenses of the Funds ................................................  7
Fund Management .............................................................  8


YOUR ACCOUNT
How to Buy Shares ...........................................................  9
How to Sell Shares .......................................................... 11


ACCOUNT SERVICES ............................................................ 13

DIVIDENDS & TAXES ........................................................... 14

FINANCIAL HIGHLIGHTS ........................................................ 15


QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.



The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com

or visit our web site at www.reservefunds.com

IT PAYS TO KEEP MONEY IN RESERVE-TM-

ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. Class R is specifically designed for direct retail investors.

The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVE

The investment objective of all three Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.



Achievement of a Fund's objective cannot be assured.


INVESTMENT STRATEGIES
The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

                                                                 ABOUT THE FUNDS

PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.



U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.


U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.


    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States and repos will not exceed 5% of its total net assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

                                                                 ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Funds' Class R annual returns for the past ten years or since the first calendar year since inception, together with the best and worst quarters. The accompanying "Average Annual Total Returns as of December 31, 2001" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2001 0.43% Total return for the period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%
01   2.98%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2001 0.29% Total return for the period 1/1/02-6/30/02: 0.38%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
2.98%                                                   4.44%     4.08%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

93   2.19%
94   3.68%
95   4.96%
96   4.53%
97   4.61%
98   4.52%
99   4.02%
00   5.16%
01   3.12%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 1.33% Worst Quarter: 4Q 2001 0.40% Total return for the period 1/1/02-6/30/02: 0.40%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (3/3/92)
3.12%                                                   4.29%                     3.95%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

                                                                 ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                        None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR THE FUNDS
(Expenses are deducted from Fund assets)


                                        PRIMARY AND
                                   U.S. GOVERNMENT FUNDS    U.S. TREASURY FUND
                                          CLASS R                CLASS R
                                   ---------------------    ------------------
Comprehensive Management Fee **             0.80%                  0.80%
12b-1 Fees                                  0.20                   0.20
Other Expenses                              0.01                   0.00
                                            ----                   ----
Total Operating Expenses                    1.01%                  1.00%
                                            ====                   ====


------------


                  (*)   The Funds will either impose a "Small Balance fee"
                        (currently $5 monthly) or, upon written notice, remit the
                        proceeds on those Class R accounts with a monthly average
                        account balance of less than $1,000 and no activity, other than distributions and dividends, for the past 12
                        consecutive months. Shareholders will be subject to
                        administrative fees for redemption by wire or checks. There will be a fee of $2 for all redemption checks less than $100 and a fee of $10 dollars for all wire redemptions less than
                        $10,000.
                 (**)   Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing
                        information on their investments), recordkeeping charges,
                        accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating
                        expenses are interest charges, taxes, brokerage fees and
                        commissions, extraordinary legal and accounting fees and
                        other extraordinary expenses, payments pursuant to the
                        Trust's Distribution Plan and the fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share.

ABOUT THE FUNDS

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                                                   ONE YEAR       3 YEARS        5 YEARS        10 YEARS
                                                   --------       --------       --------       --------
Primary and U.S. Government Funds --
  Class R                                            $103           $322           $558          $1,236
U.S. Treasury Fund Class R                           $102           $318           $552          $1,225


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Presently, under the terms of the Investment Management Agreements with the Funds. The Funds pay RMCI a comprehensive management fee of 0.80% of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, and payments pursuant to the Trust's Distribution Plan and the fees and expenses of the disinterested Trustees, for which each Fund it pays its direct or allocated share.


THE FUNDS' DISTRIBUTORS are Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701 and GAM Services, Inc. ("GAM"), 135 East 7th Street, New York, NY 10022.


    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. Currently, Class R participates in the Plan. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for the Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.


MINIMUM INITIAL INVESTMENT

                 REGULAR ACCOUNTS                   -       None for Class R
                 ALL IRA ACCOUNTS                   -       $1,000

SUBSEQUENT INVESTMENT REQUIREMENTS

                 REGULAR ACCOUNTS                   -       None for Class R
                 ALL IRA ACCOUNTS                   -       $250

YOUR ACCOUNT

HOW TO PURCHASE

                    BY CHECK. (drawn on a U.S. bank). Please mail to or visit us at 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.


                    BY WIRE. Prior to calling your bank, call The Reserve Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.


                    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


                    AUTOMATIC ASSET BUILDER. You may purchase shares ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.



    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS CHECKS, MONEY ORDERS, CREDIT CARD CONVENIENCE CHECKS AS WELL AS CASH INVESTMENTS
 WILL NOT BE ACCEPTED. PURCHASE AND REDEMPTION ORDERS ARE NOT ACCEPTED ON DAYS
                         THE FEDERAL RESERVE IS CLOSED.


When purchasing shares, please keep in mind:

    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.

    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 5:00 PM Eastern Time for the Primary and U.S. Government Funds and 2:00 PM for the U.S. Treasury Fund of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.


    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices after 5:00 PM Eastern Time for the Primary and U.S. Government Funds and 2:00 PM for the U.S. Treasury Fund will be considered received the next business day.

    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.

                                                                    YOUR ACCOUNT

HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 5:00 PM Eastern time for the Primary and U.S. Government Funds and 2:00 PM for the U.S. Treasury Fund and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be subject to administrative fees for redemption by wire or check. There will be a fee of $2 for all redemption checks less than $100 and a fee of $10 dollars for all wire redemptions less than $10,000. The Funds assume no responsibility for delays in the receipt of wired or mailed funds. Redemption requests are not accepted on days that the Federal Reserve is closed.


TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.


WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.



SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

    (2) redemptions on accounts whose address has been changed within the past 30 days; or

    (3) redemption requests to be sent to someone other than the account owner or the address of record.


Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

YOUR ACCOUNT

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.



ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.


SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

                                                                ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of the Fund by using your Reserve check writing privileges and VISA Check Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking(SM). Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees incurred to obtain a VISA Check Card or to use Reserve eChecking.


EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.


INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). Information regarding administration fees and other details is available from the Funds at 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.


Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes.


BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

                                                            FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. This information has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Funds' financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.



                                                                             CLASS R
                                                                    FISCAL YEAR ENDED MAY 31,
                                                     --------------------------------------------------------
                                                       2002        2001        2000        1999        1998
                                                       ----        ----        ----        ----        ----
PRIMARY FUND
------------------------------------------------
Net asset value beginning of year................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     --------    --------    --------    --------    --------
Net investment income from investment
  operations.....................................       .0187       .0511       .0492       .0438       .0483
Less dividends from net investment income........      (.0187)     (.0511)     (.0492)     (.0438)     (.0483)
                                                     --------    --------    --------    --------    --------
Net asset value end of year......................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                     ========    ========    ========    ========    ========
Total Return.....................................       1.90%       5.29%       4.92%       4.38%       4.83%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets end of year (millions)................    $6,462.0    $6,241.8    $4,355.9    $3,330.1    $2,707.6
Ratio of expenses to average net assets..........       1.01%       1.00%       1.00%       1.00%        .94%
Ratio of net investment income to average net
  assets.........................................       1.86%       5.11%       4.74%       4.26%       4.71%



                                                                                CLASS R
                                                                       FISCAL YEAR ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

U.S. GOVERNMENT FUND
---------------------------------------------------
Net asset value beginning of year...................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0149       .0493       .0471       .0426       .0471
Less dividends from net investment income...........     (.0149)     (.0493)     (.0471)     (.0426)     (.0471)
                                                        -------     -------     -------     -------     -------
Net asset value end of year.........................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................      1.50%       5.12%       4.71%       4.26%       4.71%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of year (millions)...................    $ 902.3     $ 887.1     $ 667.7     $ 716.2     $ 652.5
Ratio of expenses to average net assets.............      1.01%       1.01%       1.00%       1.00%        .99%
Ratio of net investment income to average net
  assets............................................      1.44%       4.93%       4.12%       4.16%       4.63%

FINANCIAL HIGHLIGHTS

                                                                                CLASS R
                                                                       FISCAL YEAR ENDED MAY 31,
                                                        --------------------------------------------------------
                                                          2002        2001        2000        1999        1998
                                                          ----        ----        ----        ----        ----

U.S TREASURY FUND
---------------------------------------------------
Net asset value beginning of period.................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        -------     -------     -------     -------     -------
Net investment income from investment operations....      .0166       .0468       .0443       .0410       .0456
Less dividends from net investment income...........     (.0166)     (.0468)     (.0443)     (.0410)     (.0456)
                                                        -------     -------     -------     -------     -------
Net asset value end of period.......................    $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                        =======     =======     =======     =======     =======
Total Return........................................      1.68%       4.82%       4.43%       4.10%       4.56%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------
Net assets end of period (millions).................    $ 344.3     $ 401.2     $ 397.2     $ 286.7     $ 239.8
Ratio of expenses to average net assets(a)..........      1.00%       1.04%       1.00%       1.00%        .97%
Ratio of net investment income to average net
  assets(a).........................................      1.61%       4.63%       4.12%       3.76%       4.26%


---------------------


                  (a)   Due to the voluntary waiver of certain expenses by RMCI, the net expense and net investment income ratios of the U.S.
                        Treasury Fund Class R amounted to:



                            NET
              EXPENSE    INVESTMENT
FISCAL YEAR    RATIO       INCOME
-----------    -----       ------

   5/02         .97%        1.64%
   5/01         .99%        4.68%
   5/00         .86%        4.26%
   5/99         .77%        3.99%
   5/98         .77%        4.46%


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                ---------------

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.


These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the EDGAR database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.


                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.

GAM FUNDS, INC. MONEY MARKET ACCOUNT IS A CASH MANAGEMENT SERVICE OFFERED BY THE RESERVE FUNDS THROUGH GAM SERVICES, INC. SHARES OFFERED ARE OF THE RESERVE FUNDS.

TO PURCHASE SHARES OF THE FUND, PLEASE CALL GAM AT 800-426-4685.

[GAM LOGO]
-REGISTERED TRADEMARK-

GLOBAL ASSET MANAGEMENT (USA) INC.
135 East 57th Street New York, NY 10022
800-426-4685


Distributor--Resrv Partners, Inc.
RF/GAM-08/2002


SEC File Number
The Reserve Fund
811-2033

      [GAM LOGO]
     -REGISTERED TRADEMARK-


      PRIMARY FUND

      U.S. GOVERNMENT FUND
      U.S. TREASURY FUND
      CLASS R

      OFFERED BY THE RESERVE FUNDS


      PROSPECTUS
      AUGUST 6, 2002

[THE RESERVE FUNDS LOGO]

                                   PROSPECTUS
                                 AUGUST 6, 2002


The Reserve Fund and the Reserve Tax-Exempt Trust (the "Trusts"), registered investment companies, offer Class 8, 15, 25, 35 and 45 shares of four no-load money-market funds in this Prospectus:

                          -  PRIMARY FUND,
                          -  U.S. GOVERNMENT FUND,
                          -  U.S. TREASURY FUND, and

                          -  INTERSTATE TAX-EXEMPT FUND
                          (each a "Fund", collectively "the Funds").


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

                 (This page has been left blank intentionally.)

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objective ........................................................  3
Investment Strategies of the Primary, U.S.
Government and U.S. Treasury Funds ..........................................  4
Principal Risks of Investing in the Primary, U.S. Government and U.S. Treasury
Funds .......................................................................  5
Investment Strategies of the Interstate
Tax-Exempt Fund .............................................................  6
Principal Risks of Investing in the Interstate
Tax-Exempt Fund .............................................................  7
Performance .................................................................  8
Fees & Expenses of the Funds ...............................................  10
Fund Management ............................................................  11


YOUR ACCOUNT
How to Buy Shares ..........................................................  13
How to Sell Shares .........................................................  14



ACCOUNT SERVICES ............................................................ 16



DIVIDENDS & TAXES ........................................................... 17



FINANCIAL HIGHLIGHTS ........................................................ 18



QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.



The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com

or visit our web site at www.reservefunds.com

IT PAYS TO KEEP MONEY IN RESERVE-TM-

ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. Classes 8, 15, 25, 35 and 45 are specifically designed for institutional investors.

The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVE
The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.


    Achievement of a Fund's objective cannot be assured.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS. The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.


PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.



U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.


U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.


    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and repos will not exceed 5% of its total net assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.


    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.


- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.


- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations issued by the specific state and its counties, municipalities, authorities or other political subdivisions that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

INTERSTATE TAX-EXEMPT FUND. The Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".


- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the Securities and Exchange Commission ("SEC") that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by its Board of Trustees ("Trustees").


    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:

- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well.


- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.


- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.

- MUNICIPAL OBLIGATIONS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments that are secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Funds' Class R annual returns for the past ten years or since the first calendar year since inception, together with the best and worst quarters. Performance for Class 8, 15, 25, 35 and 45 is not provided because these classes do not have a full calendar year of performance. Although Class R shares are not offered in this Prospectus, they are invested in the same portfolio. Class R shares' annual returns differ to the extent that the classes have different fees and expenses. The accompanying "Average Annual Total Returns as of December 31, 2001" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, the past is not a prediction of the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

92   3.17%
93   2.39%
94   3.49%
95   5.27%
96   4.67%
97   4.87%
98   4.81%
99   4.42%
00   5.70%
01   3.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2001 0.43% Total return for the period 1/1/02-6/30/02: 0.51%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
3.41%                                                   4.64%     4.22%

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  Total Return for U.S. Government Fund - Class R

92   3.09%
93   2.30%
94   3.42%
95   5.18%
96   4.60%
97   4.76%
98   4.69%
99   4.22%
00   5.57%
01   2.98%

  CALENDAR YEARS ENDED DECEMBER 31
  Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2001 0.29% Total return for the period 1/1/02-6/30/02: 0.38%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
2.98%                                                   4.44%     4.08%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

93   2.19%
94   3.68%
95   4.96%
96   4.53%
97   4.61%
98   4.52%
99   4.02%
00   5.16%
01   3.12%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 1.33% Worst Quarter: 4Q 2001 0.40% Total return for the period 1/1/02-6/30/02: 0.40%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  SINCE INCEPTION (3/3/92)
3.12%                                                   4.29%                     3.95%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

92   2.59%
93   1.73%
94   2.05%
95   3.07%
96   2.61%
97   2.78%
98   2.68%
99   2.39%
00   3.16%
01   1.86%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83% Worst Quarter: 4Q 2001 0.26% Total return for the period 1/1/02-6/30/02: 0.31%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001
                       1 YEAR                         5 YEARS  10 YEARS
1.86%                                                   2.57%     2.49%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                        None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR THE FUNDS
(Expenses are deducted from Fund assets)


                                                                          INTERSTATE TAX-EXEMPT
                                      CLASS 8    CLASS 15   CLASS 25***       FUND CLASS 25        CLASS 35   CLASS 45
                                      --------   --------   -----------   ----------------------   --------   --------
Comprehensive Management Fee **         0.08%      0.15%        0.25%              0.25%             0.35%      0.45%
12b-1 Fees                              0.00       0.00         0.00               0.00              0.00       0.00
Other Expenses                          0.00       0.00         0.00               0.01              0.00       0.00
                                        ----       ----         ----               ----              ----       ----
Total Operating Expenses                0.08%      0.15%        0.25%              0.26%             0.35%      0.45%
                                        ====       ====         ====               ====              ====       ====


------------


                  (*)   The Funds will either impose a "Small Balance fee"
                        (currently $5 monthly) or, upon written notice, remit the
                        proceeds on those accounts with a monthly average account
                        balance of less than $100,000 and no activity other than
                        distributions and dividends for the past 12 consecutive
                        months. Shareholders will be subject to administrative fees for redemption by wire or checks. There will be a fee of
                        $100 for all redemption checks less than $100,000 for
                        Class 8, 15, 25, 35, and 45. There will be a fee of $100 on all wire redemptions less than $1 million for Class 8; less than $500,000 for Class 15; and, less than $100,000 for
                        Class 25, 35 and 45.
                 (**)   Comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing
                        information on their investments) recordkeeping charges,
                        accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating
                        expenses are interest charges, taxes, brokerage fees and
                        commissions, extraordinary legal and accounting fees and
                        other extraordinary expenses, and the fees and expenses of the disinterested Trustees, for which each Fund pays its
                        direct or allocated share.
                (***)   All Funds but the Interstate Tax-Exempt Fund.

                                                                 ABOUT THE FUNDS

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                                                             ONE YEAR       3 YEARS        5 YEARS        10 YEARS
                                                             --------       --------       --------       --------
Class 8                                                        $  8           $ 26           $ 45          $  103
Class 15                                                         15             48             85             192
Class 25 (Except Interstate Tax-Exempt Fund)                     26             80            141             318
Class 25 (Interstate Tax-Exempt Fund)                            27             84            146             331
Class 35                                                         36            113            197             443
Class 45                                                         46            144            252             567


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI and its affiliates have provided investment advice to other mutual funds within the Reserve family of funds which as of May 31, 2002, had over $15.8 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Presently, under the terms of the Investment Management Agreements with the Funds, RMCI is paid a comprehensive management fee. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, and fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share. The Funds pay RMCI a comprehensive management fee per year based on the average daily net assets of the Fund according to the following schedule:



CLASS 8   CLASS 15   CLASS 25   CLASS 35   CLASS 45
-------   --------   --------   --------   --------
 0.08%      0.15%      0.25%      0.35%      0.45%



THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701. In addition, GAM Services, Inc. ("GAM"), 135 East 7th Street, New York, NY 10022 serves as a distributor of the Primary, U.S. Government and U.S. Treasury Funds.

ABOUT THE FUNDS

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. Currently, Class 8, 15, 25, 35 and 45 do not participate in the Plan.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for the Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.


MINIMUM INITIAL INVESTMENT:

                                                            $50 million for Class 8;
                                                            $20 million for Class 15;
                                                            $10 million for Class 25;
                                                            $7 million for Class 35; and,
                                                            $5 million for Class 45.

SUBSEQUENT INVESTMENT REQUIREMENTS:

                                                            $5 million for Class 8;
                                                            $1 million for Class 15;
                                                            None for Class 25;
                                                            None for Class 35;
                                                            None for Class 45.

HOW TO PURCHASE


                    BY WIRE. Prior to calling your bank, call The Reserve Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.


                    THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


                    All initial investments must be accompanied by an Account Application or equivalent information.



  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
                             CHECKS, MONEY ORDERS,
CREDIT CARD CONVENIENCE CHECKS AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED.
                                    PURCHASE
 AND REDEMPTION ORDERS ARE NOT ACCEPTED ON DAYS THE FEDERAL RESERVE IS CLOSED.

YOUR ACCOUNT

When purchasing shares, please keep in mind:

    - All wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.

    - Only federal funds wires are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 5:00 PM, Eastern Time, for the Primary and U.S. Government Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 2:00 PM for the U.S. Treasury Fund of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.



HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 5:00 PM, Eastern Time, for the Primary and U.S. Government Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 2:00 PM for the U.S. Treasury Fund and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or with a letter of instruction. A shareholder will be charged administrative fees according to the following schedule:


CHECK REDEMPTION FEES

CLASS 8                   CLASS 15        CLASS 25        CLASS 35        CLASS 45
-------                 -------------   -------------   -------------   -------------
$100 on redemption            $100 on         $100 on         $100 on         $100 on
 checks less than          redemption      redemption      redemption      redemption
         $100,000         checks less     checks less     checks less     checks less
                        than $100,000   than $100,000   than $100,000   than $100,000

WIRE REDEMPTION FEES

CLASS 8                   CLASS 15        CLASS 25        CLASS 35        CLASS 45
-------                 -------------   -------------   -------------   -------------
     $100 on wire        $100 on wire    $100 on wire    $100 on wire    $100 on wire
redemption less than       redemption      redemption      redemption      redemption
      $1 million            less than       less than       less than       less than
                             $500,000        $100,000        $100,000        $100,000


THE FUNDS ASSUME NO RESPONSIBILITY FOR DELAYS IN THE RECEIPT OF WIRED OR MAILED
                                     FUNDS.
REDEMPTION REQUESTS ARE NOT ACCEPTED ON DAYS THAT THE FEDERAL RESERVE IS CLOSED.



TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

                                                                    YOUR ACCOUNT

WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds.



SIGNATURE GUARANTEE. The following situations require written instructions along with signature guarantee.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

    (2) redemptions on accounts whose address has been changed within the past 30 days; or

    (3) redemption requests to be sent to someone other than the account owner or the address of record.


Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


THE FUNDS RESERVE CERTAIN RIGHTS.
The Funds reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.


ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.


RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by the Fund as "exempt interest dividends" are not subject to federal income taxes but may be subject to federal alternative minimum taxes. Such dividends will generally be subject to state and local taxes.



BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the classes offered by this Prospectus for the periods as indicated, except that for the U.S. Treasury Fund, performance data for Class R is provided. Financial information for Class 35 of the Primary Fund, Class 8, 15 and 35 of the U.S. Government Fund, Class 8, 15, 25, 35 and 45 of the U.S. Treasury Fund and Class 8, 15, 35 and 45 of the Interstate Tax-Exempt Fund is not available because, as of May 31, 2002, these classes have not commenced investment operations. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. This information has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Fund's financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.



                                CLASS 45        CLASS 45        CLASS 25        CLASS 25        CLASS 15         CLASS 8
                               FISCAL YEAR       PERIOD        FISCAL YEAR       PERIOD          PERIOD          PERIOD
                              ENDED MAY 31,   ENDED MAY 31,   ENDED MAY 31,   ENDED MAY 31,   ENDED MAY 31,   ENDED MAY 31,
                                  2002           2001(A)          2002           2001(A)         2002(C)         2002(D)
                                  ----           -------          ----           -------         -------         -------
PRIMARY FUND
---------------------------
Net asset value beginning of
  period....................     $ 1.0000        $1.0000         $ 1.0000        $1.0000         $ 1.0000        $ 1.0000
                                 --------        -------         --------        -------         --------        --------
Net investment income from
  investment operations.....       0.0243          .0004           0.0263          .0004           0.0205          0.0214
Less dividends from net
  investment income.........      (0.0243)        (.0004)         (0.0263)        (.0004)         (0.0205)        (0.0214)
                                 --------        -------         --------        -------         --------        --------
Net asset value end of
  period....................     $ 1.0000        $1.0000         $ 1.0000        $1.0000         $ 1.0000        $ 1.0000
                                 ========        =======         ========        =======         ========        ========
Total Return................        2.48%          0.04%            2.69%          0.04%            2.08%           2.17%
RATIOS/SUPPLEMENTAL DATA
---------------------------
Net assets end of period
  (millions)................     $   23.1        $   7.4         $2,113.4        $ 442.0         $   34.1        $2,818.3
Ratio of expenses to average
  net assets................        0.45%          0.45%(b)         0.25%          0.25%(b)         0.15%(b)        0.08%(b)
Ratio of net investment
  income to average net
  assets....................        2.13%          4.27%(b)         2.31%          4.47%(b)         2.07%(b)        2.25%(b)



                                                   CLASS 45          CLASS 45          CLASS 25          CLASS 25
                                                 FISCAL YEAR          PERIOD         FISCAL YEAR          PERIOD
                                                ENDED MAY 31,     ENDED MAY 31,     ENDED MAY 31,     ENDED MAY 31,
                                                     2002            2001(A)             2002            2001(A)
                                                     ----            -------             ----            -------

U.S. GOVERNMENT FUND
-------------------------------------------
Net asset value beginning of period.........       $ 1.0000          $1.0000           $ 1.0000          $1.0000
                                                   --------          -------           --------          -------
Net investment income from investment
  operations................................         0.0203            .0003              .0224            .0003
Less dividends from net investment income...        (0.0203)          (.0003)            (.0224)          (.0003)
                                                   --------          -------           --------          -------
Net asset value end of period...............       $ 1.0000          $1.0000           $ 1.0000          $1.0000
                                                   ========          =======           ========          =======
Total Return................................          2.06%            0.03%              2.28%            0.03%
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------
Net assets end of period (millions).........       $    0.4          $   4.4           $   90.7          $   3.8
Ratio of expenses to average net assets.....          0.45%            0.45%(b)           0.25%            0.25%(b)
Ratio of net investment income to average
  net assets................................          2.73%            3.62%(b)           1.71%            3.82%(b)

                                                            FINANCIAL HIGHLIGHTS

                                                                           CLASS R
                                                                  FISCAL YEAR ENDED MAY 31,
                                                   --------------------------------------------------------
                                                     2002        2001        2000        1999        1998
                                                     ----        ----        ----        ----        ----

U.S TREASURY FUND
----------------------------------------------
Net asset value beginning of period............    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   --------    --------    --------    --------    --------
Net investment income from investment
  operations...................................      0.0166      0.0468      0.0443      0.0410      0.0456
Less dividends from net investment income......     (0.0166)    (0.0468)    (0.0443)    (0.0410)    (0.0456)
                                                   --------    --------    --------    --------    --------
Net asset value end of period..................    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   ========    ========    ========    ========    ========
Total Return...................................       1.68%       4.82%       4.43%       4.10%       4.56%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------
Net assets end of period (millions)............    $  344.3    $  401.2    $  397.2    $  286.7    $  239.8
Ratio of expenses to average net assets (e)....       1.00%       1.04%       1.00%       1.00%       0.97%
Ratio of net investment income to average net
  assets (e)...................................       1.61%       4.63%       4.12%       3.76%       4.26%



                                                                    CLASS 25            CLASS 25
                                                                FISCAL YEAR ENDED     PERIOD ENDED
                                                                  MAY 31, 2002       MAY 31, 2001(A)
                                                                  ------------       ---------------

INTERSTATE TAX-EXEMPT FUND
------------------------------------------------------------
Net asset value beginning of period.........................         $1.0000             $1.0000
                                                                     -------             -------
Net investment income from investment operations............           .0184               .0002
Less dividends from net investment income...................          (.0184)             (.0002)
                                                                     -------             -------
Net asset value end of period...............................         $1.0000             $1.0000
                                                                     =======             =======
Total Return................................................            1.86%               0.02%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------
Net assets end of period (millions).........................         $  16.3             $  45.7
Ratio of expenses to average net assets.....................            0.26%               0.25%(b)
Ratio of net investment income to average net assets........            1.96%               2.91%(b)


---------------------


                  (a)   From May 29, 2001 (Commencement of Class) to May 31, 2001.
                  (b)   Annualized.
                  (c)   From July 30, 2001 (Commencement of Class) to May 31, 2002.
                  (d)   From July 27, 2001 (Commencement of Class) to May 31, 2002.
                  (e)   Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income of the U.S.
                        Treasury Fund Class R amounted to:



                                                                               FISCAL YEARS ENDED MAY 31,
                                                                --------------------------------------------------------
                                                                  2002        2001        2000        1999        1998
                                                                  ----        ----        ----        ----        ----

      Expense Ratio.........................................     0.97%       0.99%       0.86%       0.77%       0.77%
      Net Investment Income.................................     1.64%       4.68%       4.26%       3.99%       4.46%


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                ---------------

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.


These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the EDGAR database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.


                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com

Distributor--Resrv Partners, Inc.

RF/PGTI-inst'l-08/2002


SEC File Number

The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696


      [THE RESERVE FUNDS LOGO]

      PRIMARY FUND
      U.S. GOVERNMENT FUND
      U.S. TREASURY FUND
      INTERSTATE TAX-EXEMPT FUND

      CLASS 8

      CLASS 15

      CLASS 25

      CLASS 35

      CLASS 45


      PROSPECTUS
      AUGUST 6, 2002

                                THE RESERVE FUND

                     1250 BROADWAY, NEW YORK, NY 10001-3701
                          212-401-5500 | | 800-637-1700
                            ------------------------

                      24-HOUR YIELD AND BALANCE INFORMATION
                NATIONWIDE 800-637-1700 | | www.reservefunds.com

                      THE RESERVE FUND MONEY-MARKET FUNDS:
                 PRIMARY, U.S. GOVERNMENT & U.S. TREASURY FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION


         This Statement of Additional Information ("SAI") describes The Reserve Fund ("Trust") and three of its four money funds: Primary Fund, U.S. Government Fund and U.S. Treasury Fund (each a "Fund", together the "Funds"). The Trust was originally organized as a Maryland corporation on February 1, 1970 and re-organized on October 28, 1986 as a Massachusetts business trust and is an open-end investment company, commonly known as a money-market mutual fund. At the date of the Prospectus and SAI, there were four separate series (funds) authorized and outstanding: Primary, U.S. Government, U.S. Treasury and Strategist Money-Market Funds. Effective April 9, 2001, the Primary, U.S. Government and U.S. Treasury Funds described herein offer eight classes each (Class 8, 15, 25, 35, 45, Treasurer's Trust, 75 and R). Additional series (funds) and classes may be added in the future by the Board of Trustees ("Trustees"). This SAI is not a Prospectus, but provides detailed information to supplement the Prospectus dated August 6, 2002, and should be read in conjunction with it. A copy of the Prospectus may be obtained without charge by writing or calling the Fund at the above address or telephone number. The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference and other information regarding the Funds. This SAI is dated August 6, 2002.



         TABLE OF CONTENTS                                                 PAGE
         Description of Funds                                                2
         Investment Strategies and Risks                                     2
         Management of the Trust                                             6
         Investment Management, Distribution and Custodian Agreements       14
         Information About the Trust                                        17
         How to Buy and Sell Shares                                         18
         Dividends, Distributions and Taxes                                 24
         Yield Information                                                  26
         General Information                                                27
         Ratings                                                            28
         Financial Statements                                               28


          SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE
    U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE
            TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                            DESCRIPTION OF THE FUNDS

         The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. However, achievement of this objective is not guaranteed. This investment objective may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940 ("1940 Act"). The Funds seek to maintain a stable $1.00 share price.


         Investment in the Funds is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Funds. Money-market funds are subject to federal regulations designed to help maintain liquidity. The regulations set strict standards for credit quality, diversification and maturity (397 days or less for individual securities, 90 days or less for the average portfolio life).

         Investment management companies (also known as "mutual funds") can be divided into "diversified" and "non-diversified". Under Section 5(b) of the 1940 Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer. Any management company other than a diversified company is defined as a "non-diversified" company pursuant to Section 5(b)(2). The Trust is a non-diversified mutual fund. In addition, each of its separate investment portfolios (Funds) intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which places certain limits on a Fund's investments in any one issuer's securities in order to limit investment risk. With few exceptions, under Rule 2a-7, a Fund may invest no more than 5% of its assets in securities of any one issuer, except U.S. government securities.

         Reserve Management Co., Inc. ("RMCI" or "Adviser") serves as the Funds' Investment Adviser. Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI, is a distributor of the Funds' shares. RESRV is located at 1250 Broadway, New York, NY 10001-3701. GAM Services, Inc. ("GAM"), 135 East 57th Street, New York, NY 10022 is also a distributor.


         The following information supplements and should be read in conjunction with the Prospectus.


                         INVESTMENT STRATEGIES AND RISKS

         The U.S. Government Fund will invest, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments. The U.S. Treasury Fund will invest, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in securities backed by the full faith and credit of the U.S. government. Neither the U.S. Government Fund nor the U.S. Treasury Fund intends to borrow for investment purposes. The 80% investment policies will not be applicable during periods when the Funds pursue a temporary defensive strategy, as discussed below. The Funds' 80% investment policies are fundamental and may not be changed without a Majority Vote (as defined below).

FUND POLICIES. Each Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a "Majority Vote"). A Fund cannot:


(1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

(2) issue senior securities except in compliance with the Investment Company Act of 1940 ("1940 Act");

(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(4) concentrate investments in any particular industry, except to the extent that its investments are concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations;

(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;

(6) lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;

(7) sell any security short or write, sell or purchase any futures contract or put or call option; and (8) make investments on a margin basis.

         Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

         Although not currently using a "master/feeder" structure, based upon shareholder approval, the Trust may use a "master/feeder" structure. Rather than investing directly in securities, the Fund is a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund, in turn invests in securities using the strategies described in this Prospectus. One potential benefit of this structure is lower costs, because the expenses of the master fund can be shared with any other feeder funds

FUND STRATEGIES. The following section contains more detailed information about types of instruments in which a Fund may invest, strategies the Adviser may employ, and a summary of related risks. The Funds may not buy all of these instruments or use all of these techniques; they will be utilized if in the Adviser's opinion it believes that the utilization will help a Fund achieve its investment objective.

U.S. GOVERNMENT SECURITIES. U.S. government securities include a variety of instruments which are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government. Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

         U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or
(iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

BANK OBLIGATIONS. The Primary Fund may invest in bank obligations that include certificates of deposit, banker's acceptances, letters of credit and time deposits. A certificate of deposit is a negotiable certificate representing a bank's obligation to repay funds deposited with it, earning a specified rate of interest over a given period. A banker's acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

         Domestic banks are subject to extensive government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness.


FOREIGN BANK OBLIGATIONS. The Primary Fund may invest in obligations of foreign banks and foreign branches of U.S. and foreign banks which at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. Investment in these securities involve risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards.


MUNICIPAL OBLIGATIONS. The Primary Fund may invest in municipal obligations. The interest on these municipal obligations is not exempt from federal income tax. They may be issued to raise money for various public purposes such as constructing public facilities. Certain types of municipal obligations are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

         The Primary Fund will purchase municipal securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Funds may invest, pursuant to guidelines established by their Trustees.

         Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on the Primary Fund's ability to purchase municipal securities on a when-issued basis. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). Each Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that a Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

         Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.


COMMERCIAL PAPER. The Primary Fund may not invest in commercial paper.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement ("repo") transaction occurs when the Fund purchases and simultaneously contracts to resell securities at fixed prices. Each Fund will limit repos to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Funds' Trustees. Repos are considered by the SEC staff to be loans by the Fund that enters into them. Repos could involve risks in the event of a default of the repo counter-party to the agreement, including possible delays, losses or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repo, RMCI will follow procedures intended to provide that all repos are at least 100% collateralized as to principal and interest. A Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of the Fund's Custodian. If the seller defaults on the repurchase obligation, the Fund could incur a loss and may incur costs in disposing of the underlying security. A Fund will not hold more than 10% of its net assets in illiquid securities, including repos maturing in more than seven (7) days.

         Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a Fund's investments is monitored under the supervision and direction of the Trustees. Investments currently not considered liquid include repos not maturing within seven days and certain restricted securities.


         The Primary and U.S. Government Funds may sell securities in a reverse repo when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. In a typical reverse repo transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for receiving a percentage of its value. By repaying the repo counterparty the value received plus interest, the Fund repurchases the transferred security. It is the Fund's policy that entering into a reverse repo transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Fund at the time of the transaction.

BORROWING. Each Fund has the authority to borrow money (including reverse repos involving sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Borrowing may subject a Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A Fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each Fund will not purchase securities while borrowings are outstanding.

SECURITIES LENDING AGREEMENTS. The Primary and U.S. Government Funds may, to increase their income, lend their securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest and must consist of cash or securities of the U.S. government (or its agencies or instrumentalities). The Funds receive an amount equal to the interest on loaned securities and also receive negotiated loan fees. The Funds may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements including the rules of the New York Stock Exchange ("NYSE" or "Exchange"), which require the borrower, after notice, to redeliver the securities within the normal settlement time of three (3) business days. The Primary and U.S. Government Funds may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities. The collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest.

RISKS OF INVESTING IN THE FUNDS. The principal risk factors associated with investment in each Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities which comprise a Fund's assets; consequently when you sell (redeem) your shares of a Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Funds that are common to and may affect the money-market industry as a whole, there are risks specific to the types of securities held, which have been outlined above.


         However, the Funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the Funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs"), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by RMCI pursuant to guidelines adopted by the Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by RMCI. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Should a security's high-quality rating change after purchase by a Fund, RMCI would take such action, including no action, as determined to be in the best interest of the Fund by the Trustees.


         The Primary Fund and U.S. Government Fund have received an Aaa rating from Moody's Investors Service, Inc ("Moody's"). Moody's Money Market and Bond Fund Credit Ratings are opinions of the investment quality of shares in mutual funds and similar investment vehicles, which principally invest in short-term and long-term fixed income obligations respectively. As such, these ratings incorporate Moody's assessment of a fund's published objectives and policies, the creditworthiness of its assets, and its management characteristics. The ratings are not intended, however, to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. This rating is subject to change.

TEMPORARY DEFENSIVE POSITION. The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.


The Primary and U.S. Government Funds would, in adopting a temporary defensive position, buy more conservative U.S. Government securities. If the U.S. Treasury Fund was to adopt a defensive position, it would most likely increase its investment in repos and exceed the 5% of its total assets limitation stated in the Prospectus. Further, in an extreme emergency, all Funds would maintain a large percentage of uninvested cash.


TRANSACTION CHARGES AND ALLOCATION. As investment securities transactions made by the Fund are normally principal transactions at net prices, the Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Fund has not paid any brokerage commissions during the past three fiscal years.


         Subject to the overall supervision of the officers of the Fund and the Trustees, RMCI places all orders for the purchase and sale of the Fund's investment securities. In the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Fund. However, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.


         When orders to purchase or sell the same security on identical terms are simultaneously placed for the Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each Fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                             MANAGEMENT OF THE TRUST


         The Board of Trustees is responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Fund and those companies that furnish services to the Fund. The Trustees and the Executive Officers of the Fund oversee 28 portfolios in the Reserve fund complex. With the exception of Father Donald Harrington, none of the Trustees or Executive Officers hold other directorships outside The Reserve Funds; Fr. Harrington is a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993.



The Trustees and Executive Officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*



----------------------------------------------------------------------------------------------------------------------
                                  CURRENT POSITIONS      TERM OF OFFICE**       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE               HELD WITH THE FUNDS   AND LENGTH OF SERVICE         THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT                   Chairman, Chief        Since 2000            President of Reserve Management
Age: 65                         Executive Officer                            Company, Inc. ("RMCI"), Director and
The Reserve Funds               and Trustee of The                           Chairman/Chief Executive Officer of
1250 Broadway                   Reserve Fund ("RF"),                         Reserve Management Corporation ("RMC");
New York, NY 10001-3701         Reserve Tax-Exempt                           Chairman and Director of Resrv
                                Trust ("RTET"),                              Partners, Inc. ("RESRV") (2000 -
                                Reserve New York                             present) and Chairman and Director of
                                Tax-Exempt Trust                             the Reserve Offshore Money Fund, Ltd.
                                ("RNYTET"), Reserve                          (1990 - present)
                                Municipal
                                Money-Market Trust                           Co-founder of The Reserve Funds (1970);
                                ("RMMMT") and                                various executive officer positions
                                Reserve Private                              (1970 - 2000).
                                Equity Series
                                ("RPES").
----------------------------------------------------------------------------------------------------------------------



DIS-INTERESTED TRUSTEES



----------------------------------------------------------------------------------------------------------------------
                                  CURRENT POSITIONS      TERM OF OFFICE**       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE               HELD WITH THE FUNDS   AND LENGTH OF SERVICE         THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.               Trustee of RF,         Since 1970            Retired. President, Premier Resources,
Age: 70                         RTET, RNYTET,                                Inc. (meeting management firm) (1987 -
125 Elm Street                  RMMMT and RPES.                              2001).
Westfield, NJ 07091

PATRICK J. FOYE                 Trustee of RF,         Since 2000            Deputy Chairman of Long Island Power
Age: 45                         RTET, RNYTET,                                Authority (1995 - present). Executive
c/o AIMCO                       RMMMT and RPES.                              Vice President of Apartment Investment
2000 S. Colorado Blvd.                                                       and Management Company (`AIMCO') (a
Tower Two                                                                    real estate investment trust and the
Suite 2-1000                                                                 nation's largest owner and manager of
Denver, CO 80222                                                             multi-family apartment properties)
                                                                             (1998 to present); Partner, Skadden,
                                                                             Arps Slate (Law firm ) (1989 - 1998).

DONALD J. HARRINGTON, C.M.      Trustee of RF,         Since 1987            President of St. John's University, NY
Age:  56                        RTET, RNYTET,                                (1989 - present).
c/o St. John's University       RMMMT and RPES.
8000 Utopia Parkway
Jamaica, NY 11439

WILLIAM J. MONTGORIS            Trustee of RF,         Since 1999            Retired. Former Chief Operating Officer
Age: 55                         RTET, RNYTET,                                of The Bear Stearns Companies, Inc.
286 Gregory Road                RMMMT and RPES.                              (1979 - 1999).
Franklin Lakes, NJ 07417

WILLIAM E. VIKLUND              Trustee of RF,         Currently, since      Retired. Former President and COO of
Age: 62                         RTET, RNYTET,          1999.  (Previously,   Long Island Bankcorp (1980 - 1996).
110 Grist Mill Lane             RMMMT and RPES.        1987 - 1990)
Plandome Manor, NY 11030-1110
----------------------------------------------------------------------------------------------------------------------



* MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.



OFFICERS, WHO ARE NOT TRUSTEES



----------------------------------------------------------------------------------------------------------------------
                                  CURRENT POSITIONS      TERM OF OFFICE**       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE               HELD WITH THE FUNDS   AND LENGTH OF SERVICE         THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II                President and          Since 2000 and        Senior Vice President, Secretary and
Age: 36                         Assistant              2002, respectively    Assistant Treasurer of RMCI; Senior
The Reserve Funds               Treasurer of RF,                             Vice President, Secretary and Assistant
1250 Broadway                   RTET, RNYTET,                                Treasurer of RMC; and, Secretary and
New York, NY 10001-3701         RMMMT and RPES                               Director of RESRV (2000 to present).
                                                                             Trustee of RF, RTET, RNYTET, and RPES
                                Trustee of RMMMT.                            (1999 - 2001). Vice President RMC, RMCI
                                                                             and RESRV (1992 - 2000).

ARTHUR T. BENT III              Chief Operating        Since 2000 and        Chief Operating Officer/Treasurer,
Age: 34                         Officer/Treasurer,     2002, respectively    Senior Vice President and Assistant
The Reserve Funds               Senior Vice                                  Secretary of RMCI; President, Treasurer
1250 Broadway                   President and                                and Assistant Secretary of RMC; and,
                                Assistant                                    Treasurer and Director of RESRV

                                       7

New York, NY 10001-3701         Secretary of RF,                             (2000 - present). Vice President RMC, RMCI
                                RTET, RNYTET,                                and RESRV (1997 - 2000).
                                RMMMT and RPES.

                                Trustee of RMMMT.

IRENE S. GREENBERG              General Counsel of     Since 2002            General Counsel of RMC, RMCI and RESRV.
Age: 47                         RF, RTET, RNYTET,                            Former Vice President and Assistant
The Reserve Funds               RMMMT and RPES.                              General Counsel, U.S. Trust Company of
1250 Broadway                                                                New York (1999 - 2002); Former Vice
New York, NY 10001-3701                                                      President and Manager, Bankers Trust
                                                                             Company (1997 - 1999).

AGNES N. MULLADY                Controller of RF,      Since 2000            Controller of RMC, RMCI and RESRV. Vice
Age: 43                         RTET, RNYTET,                                President and Treasurer, Northstar
The Reserve Funds               RMMMT and RPES                               Funds; Senior Vice President and Chief
1250 Broadway                                                                Financial Officer, Northstar Investment
New York, NY 10001-3701                                                      Management Corp; President and
                                                                             Treasurer, Northstar Administrators
                                                                             Corp.; and, Vice President and
                                                                             Treasurer, Northstar Distributors, inc.
                                                                             (1993 - 1999).
----------------------------------------------------------------------------------------------------------------------



** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The SAI includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.


    Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

    The Trust does not pay any pension or retirement benefits to the Trustees.

                               COMPENSATION TABLE
                       FOR FISCAL YEAR ENDED MAY 31, 2002


                                                     AGGREGATE                TOTAL COMPENSATION
                                                   COMPENSATION          FROM TRUST AND TRUST COMPLEX
  NAME OF TRUSTEE, POSITION                         FROM TRUST       (3 ADDITIONAL TRUSTS) PAID TO TRUSTEE
  -------------------------------------------    ----------------   ---------------------------------------
  Bruce R. Bent, Chairman/CEO and Trustee             $     0                        $     0
  Edwin Ehlert, Jr., Trustee                           59,818                         65,678
  Patrick J. Foye, Trustee                             59,574                         65,411
  Rev. Donald J. Harrington, Trustee                   59,574                         65,411
  William J. Montgoris, Trustee                        59,574                         65,411
  William E. Viklund, Trustee                          59,574                         65,411



      None of the executive officers of the Funds had allocated cash remuneration in excess of $60,000 during the last fiscal year ended May 31, 2002 for services rendered to the Fund.


    The members of the Board of Trustees who are not "Interested Trustees" are paid a stipend of $3,500 for each joint Board meeting they attend in person, a stipend of $1,000 for each joint telephonic meeting they participate in, and an annual fee of $24,000 for service to all of the trusts in the complex.

                 EQUITY SECURITIES OWNED AS OF DECEMBER 31, 2001


                                                                        AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                   DOLLAR RANGE            IN ALL REGISTERED INVESTMENT COMPANIES
                                               OF EQUITY SECURITIES         OVERSEEN BY TRUSTEE IN THE FAMILY OF
  NAME OF TRUSTEE, POSITION                        IN THE FUNDS*                    INVESTMENT COMPANIES
  ------------------------------------------  --------------------     ---------------------------------------------
  Bruce R. Bent, Chairman/CEO and Trustee          Over $100,000                            Over $100,000
  Edwin Ehlert, Jr., Trustee                     $50,000-$100,000                           Over $100,000
  Patrick J. Foye, Trustee                         Over $100,000                            Over $100,000
  Rev. Donald J. Harrington, Trustee                   None                                $10,001-$50,000
  William J. Montgoris, Trustee                        None                                       None
  William E. Viklund, Trustee                       $1-$10,000                                $1-$10,000



*The Trustees, as a group, own less than 1% of any class of the Trust.


         The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.


         The Joint Board has a Review Committee, Nominating Committee and Valuation Committee. The Review Committee, which performs the functions of an audit committee, reviews compliance procedures and practices, oversees the Funds' accounting and financial reporting policies and practices and oversees the quality and objectivity of the Funds' financial statements and the independent audit thereof. The members of the Review Committee, which met once during the last fiscal year, include all of the Board's independent trustees:
Messrs. Ehlert, Foye, Harrington, Montgoris, and Viklund. The Review Committee members receive an annual committee fee of $2,000. The Nominating Committee, also comprised of all of the independent trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Funds' valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. During the last fiscal year, the Nominating Committee met three times to consider three nominees. The Valuation Committee, during the last fiscal year, met thirty-two (32) times to review matters relating solely to the Reserve Private Equity Series; more particularly the Reserve Small-Cap Growth Fund and the Reserve Strategic Growth Fund.

CODE OF ETHICS. The Trust, its Adviser and RESRV have adopted Code of Ethics ("Code"), respectively, conforming to the requirements of Rule 17j-1 under the 1940 Act. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require money managers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. As per the Codes, an Access Person may only engage in Personal Securities Transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers' acceptances, bank certificates of deposit, commercial paper or municipal bonds.

         As of July 31, 2002, the following persons were known by the Funds to own of record or beneficially 5% or more of the outstanding shares of the Funds:


     PRIMARY FUND


                                                                          PERCENT                SHARES
                                                                       BENEFICIALLY            OUTSTANDING
     NAME AND ADDRESS OF BENEFICIAL OWNER                                OWNED (1)            SHARES OWNED (2)
     ------------------------------------                              ------------           ----------------
     Ferris Baker Watts, Inc.                                          $676,094,350               9.9% (R)
     Primary Omnibus Account
     8403 Colesville Road, #900
     Silver Spring, MD 20910

     AEIS Omnibus Acct - Primary                                     $1,759,909,751              26.0% (R)
     733 Marquette Ave I9/692
     Minneapolis, MN 55440

     National Financial Services LLC                                   $581,319,682               8.5% (R)
     As agent for certain institutional accounts
     200 Liberty St.
     1 World Financial Center
     Attn: Mutual Fund Dept 5th FL
     New York, NY 10281

     Bear Stearns Securities Corp                                      $325,058,194              10.2% (8)
     1 Metrotech Center North
     Brooklyn, NY 11201

     Bank of New York                                                  $450,721,031              14.2% (8)
     Account #63973259
     As Agents for Security Lending Clients
     32 Old Slip
     New York, NY 10286

     Wall Street Portfolio Advisors                                    $350,549,128              11.0% (8)
     As Agent for Certain Institutional Clients
     32 Old Slip
     New York, NY 10286

     Band & Co.                                                        $475,623,969              15.0% (8)
     As Agent for Certain Institutional Clients
     P.O. Box 1787
     Milwaukee, WI 53201

     JP Morgan Chase Bank                                              $600,961,937              19.0% (8)
     As Agent for Certain Institutional Lenders
     4 New York Plaza 18th FLR
     New York, NY 10004

                                       10

     Primevest Financial Services                                       $22,673,978              23.6% (15)
     As Agent
     400 1st St. South Ste. 300
     St. Cloud, MN 56302

     National Financial Services LLC                                   $159,729,899               8.2% (25)
     For the Benefit of Certain Institutional Clients
     200 Liberty St.,
     1 World Financial Center
     New York, NY 10281

     Reserve Mgmt. Corp.                                                 $2,123,709               8.0% (45)
     Attn: Account #62859582
     1250 Broadway

                                       11

     New York, NY 10001

     Reserve Mgmt. Corp.                                                 $2,708,459              10.2% (45)
     Attn: Account #62898929
     1250 Broadway
     New York, NY 10001

     Reserve Mgmt. Corp.                                                 $3,092,901              13.0% (75)
     Attn: Account #53101226
     1250 Broadway
     New York, NY 10001


     U.S. GOVERNMENT FUND


                                                                          PERCENT                  SHARES
                                                                       BENEFICIALLY              OUTSTANDING
     NAME AND ADDRESS OF BENEFICIAL OWNER                                OWNED (1)            SHARES OWNED (2)
     ------------------------------------                              ------------           ----------------
     Ferris Baker Watts, Inc.                                          $182,829,068              18.7% (R)
     Govt. Omnibus Account
     8403 Colesville Road, #900
     Silver Spring, MD 20910

     AEIS Omnibus - GOVT                                               $133,369,678              13.6% (R)
     733 Marquette Ave I9/692
     Minneapolis, MN 55440

     National Discount Brokers Group                                    $51,222,689               5.2% (25)
     As Agent for Various Clients
     60 Wall St., Mail Stop NYC60-3205
     New York, NY 10005

     Reserve Mgmt. Corp.                                                   $314,250              77.7% (45)
     Attn: Account #56543754
     1250 Broadway
     New York, NY 10001

     Reserve Mgmt. Corp.                                                    $90,099              22.2% (45)
     Attn: Account #62558671
     1250 Broadway
     New York, NY 10001

     U.S. TREASURY FUND


                                                                          SHARES                   PERCENT
                                                                       BENEFICIALLY              OUTSTANDING
     NAME AND ADDRESS OF BENEFICIAL OWNER                                OWNED (1)            SHARES OWNED (2)
     ------------------------------------                              ------------           ----------------
     SEI Trust Co.                                                      $89,138,948              32.4% (TT)
     For the benefit of various Institutional Accounts
     C/O Philadelphia Trust Company
     1 Freedom Valley Dr.
     Oaks, PA 19456

                                       13

     Reserve Mgmt. Corp.                                               $172,294,435              62.7% (TT)
     Attn: Account #63746648
     New York, NY 10001


-----------

(1)      Fractional shares have been omitted.


(2)      Class of shares are in parentheses.


                       INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS


INVESTMENT MANAGEMENT AGREEMENT. RMCI, 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Funds and provides them with investment advice. As a result of shareholders votes in 1999, each of the Funds has entered into a new Investment Management Agreement with the Adviser, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund, except for a new comprehensive management fee for the Primary and U.S. Government Funds. The U.S. Treasury Fund, since inception, has been subject to a comprehensive management fee structure. The new Investment Management Agreements became effective June 26, 1999. Under the Investment Management Agreement, RMCI manages the Funds' investment in accordance with each Fund's investment objective and policies, subject to overall approval by the Trustees.

         In approving the continuation of each Fund's Investment Management Agreement, the Trustees, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by RMCI or its affiliates in connection with providing services to each Fund, compared the fees charged to those of similar funds or clients for comparable services, and analyzed the expenses incurred by RMCI with respect to each Fund. The Trustees also considered each Fund's performance relative to a selected peer group, the total expenses of each Fund in comparison to other funds of comparable size and other factors. After requesting and reviewing such information as they deemed necessary, the Trustees concluded that the continuation of the Investment Management Agreements was in the best interests of each Fund and its shareholders. No single factor reviewed by the Trustees was identified by the Trustees as the principal factor in determining to renew the agreements with RMCI. The Independent Trustees were advised by legal counsel throughout the process.

         Presently, under the terms of the Investment Management Agreements with the Funds, RMCI is paid a comprehensive management fee. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments to the Trust's Distribution Plan and fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share. The Funds pay RMCI a comprehensive management fee per year of the average daily net assets of each Fund according to the following schedule:


                                                                                     TREASURER'S
                          CLASS 8     CLASS 15      CLASS 25   CLASS 35   CLASS 45      TRUST      CLASS 75    CLASS R
                          -------     --------      --------   --------   --------      -----      --------    -------
Comprehensive
Management Fee             0.08%        0.15%        0.25%       0.35%      0.45%       0.60%        0.55%      0.80%


         In addition, Class 75 and Class R pay a 12b-1 fee, which is described below in the section entitled, "Plan of Distribution". For the fiscal year ended May 31, 2000, RMCI received management fees under the investment management agreements previously in effect, as well as the comprehensive management fee agreements. For the fiscal years ended May 31, 2000 and 2001 and 2002, RMCI received aggregate management fees of $29,323,207, $43,939,149 and $59,182,532, respectively, from the Primary Fund; $5,738,286, $5,983,856 and $7,397,872,
respectively, from the U.S. Government Fund; and, for the fiscal years ended May 31, 2000, 2001 and 2002, RMCI received a comprehensive management fee of $2,549,541, $ 2,590,628 and $4,045,373, respectively, from the U.S. Treasury Fund. The U.S. Treasury Fund had fees waived of $105,000 for fiscal year ended May 31, 2002.

         From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

         The Investment Management Agreements for each of the Funds were duly approved by shareholders in 1999, and may be renewed annually if specifically approved by the Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Agreements terminate automatically upon their assignment and may be terminated without penalty upon sixty (60) days' written notice by a vote of the Trustees or by vote of a majority of outstanding voting shares of a Fund or by RMCI.


SERVICE AGREEMENT. A Service Agreement was in effect for the Primary and U.S. Government Funds until June 25, 1999. Pursuant to the Service Agreement, the Adviser furnished at cost, all personnel required for the maintenance and operation of the Primary and U.S. Government Funds, including administrative, clerical, recordkeeping, bookkeeping, shareholder accounting and servicing, as well as a suitable office space and necessary equipment and supplies used by such personnel in performing these functions. Operating costs for which the Primary and U.S. Government Funds had reimbursed the Adviser include salaries and other expenses, rent, depreciation of equipment and facilities. Affiliates of the Adviser may have provided some of these services. The Trust also reimbursed the Adviser for: brokerage fees and commissions, interest charges, taxes, the cost of registering for sale, issuing and redeeming the Primary and U.S. Government Funds' shares and of printing and mailing all prospectuses, proxy statements and shareholder reports furnished to current shareholders, overhead costs and expenses, accounting and legal fees and expenses and disinterested Trustees' fees with regard to the Primary and U.S. Government Funds. The Adviser agreed to repay the Primary and U.S. Government Funds promptly any amount which a majority of disinterested Trustees reasonably determined, in its discretion, is in excess of or not properly attributable to the cost of operations or expenses of the Fund. The Service Agreement was non-assignable and continued until terminated by either party on 120 days' notice.

         Pursuant to the Service Agreement, during the fiscal year ended May 31, 2000 the Primary Fund reimbursed RMCI $782,326 and the U.S. Government Fund reimbursed RMCI $145,078 for expenses. The Service Agreement was not in effect for fiscal years ended May 31, 2001 and 2002.

DISTRIBUTION AGREEMENT. The Fund's distributors are RESRV and GAM (the "Distributors"). The Fund has authorized the Distributors, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributors are "principal underwriters" for the Funds within the meaning of the 1940 Act, and as such act as agent in arranging for the continuous offering of Fund shares. The Distributors have the right to enter into selected dealer agreements with brokers or other persons of their choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments if they qualify for such payments under the Plan of Distribution described below. RESRV's and GAM's principal business is the distribution of mutual fund shares. No Distributor has retained underwriting commissions on the sale of Fund shares during the last four fiscal years. During the fiscal year ended May 31, 2002, no distribution assistance payments were made to RESRV and GAM.


         The Distribution Agreements may be renewed annually if specifically approved by the Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Fund.


PLAN OF DISTRIBUTION. (Class 75 and R only). The Fund maintains a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Trustees and approved by its shareholders. Under the Plan, each Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("Firms") for shareholder accounts ("qualified accounts") at an annual rate of 0.20% of the average daily NAV of all Firms' qualified accounts. Such distribution assistance may include, but is not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in Fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services, with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Plan, RMCI may, at its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV and RMCI's analysis of the contribution that a Firm makes to the Fund by increasing assets under management, and reducing expense ratios and the cost to the Fund if such services were provided directly by the Fund or other authorized persons and RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the Fund and its shareholders.


         Under the Plan, the Fund's Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Plan, the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.


          During the fiscal year ended May 31, 2002, $12,578,014 was paid under the Plan by the Primary Fund; $1,811,101 was paid under the Plan by the U.S. Government Fund; and $711,375 was paid under the Plan by the U.S. Treasury Fund. Any such payments are intended to benefit the Fund by maintaining or increasing net assets to permit economies of scale in providing services to shareholders and to contribute to the stability of such shareholder services. During the fiscal year ended May 31, 2002, substantially all payments made by the Fund were to brokers or other financial institutions and intermediaries for share balances in the Fund.

         The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of the majority of the outstanding voting securities of each Fund, or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, if approved by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT. The Trust acts as its own transfer agent and dividend-paying agent.

                  CUSTODIAN AND INDEPENDENT ACCOUNTANTS. The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004 is "Custodian" of the Funds' securities and cash pursuant to a Custodian Agreement. The Bank of New York, 1 Wall Street, New York, NY 10286; Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540; and State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110 are Custodians for the Funds for limited purposes in connection with certain repos. The Custodians have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. PricewaterhouseCoopers LLP ("PwC"), 1177 Avenue of the Americas, New York, NY 10036 serves as the Funds' independent accountants. The Funds' financial statements for the fiscal year ended May 31, 2002, that is incorporated by reference in this SAI have been audited by PwC, and have been included herein by reference in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

                           INFORMATION ABOUT THE TRUST


         The Reserve Funds' Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their Fund upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new Investment Management Agreement or change the fundamental investment policies) or by the Declaration of Trust.


         Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with all applicable state and federal securities laws. These currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that, under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective Funds available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.

          Each Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective Funds, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. The Funds intend to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.


         To date, the Board has authorized the creation of four series (funds):
Primary, U.S. Government, U.S. Treasury and Strategist Money-Market Funds. Each Fund, with the exception of the Strategist Money-Market Fund, offers eight classes of shares: Class 8, 15, 25, 35, 45, Treasurer's Trust, 75 and R. The Strategist Money-Market Fund offers only one class of shares, presently. All consideration received by the Trust for shares of one of the Funds and/or classes and all assets in which such consideration is invested will belong to that Fund and/or class (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class. The Trust has the ability to create, from time to time, new series and/or classes without shareholder approval.


         Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Funds' obligations unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio's obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Fund as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan, and changes in the fundamental policies of the Fund. These items require approval by a Majority Vote of the class affected.



                           HOW TO BUY AND SELL SHARES


PURCHASES -- GENERAL. Shares of each Fund are sold without a front or back-end sales load. You may be charged a fee if you effect transactions in shares of a Fund through a securities dealer, bank or other financial institution. The Funds reserve the right to reject any purchase order.


         The minimum initial investment in each Fund is:

MINIMUM INITIAL INVESTMENT
                                Regular Accounts                         $50 million for Class 8;
                                                                         $20 million for Class 15;
                                                                         $10 million for Class 25;
                                                                         $7 million for Class 35;
                                                                         $5 million for Class 45;
                                                                         None for Treasurer's Trust;
                                                                         $1 million for Class 75; and,
                                                                         None for Class R.

                                ALL IRA ACCOUNTS                         $1,000

                                (Class Treasurer's Trust and R only)

SUBSEQUENT INVESTMENT
REQUIREMENTS
                                Regular Accounts                         $5 million for Class 8;
                                                                         $1 million for Class 15;
                                                                         None for Class 25;
                                                                         None for Class 35;
                                                                         None for Class 45;
                                                                         None for Treasurer's Trust;
                                                                         None for Class 75; and,
                                                                         None for Class R.

                                ALL IRA ACCOUNTS                         $250

                                (Class Treasurer's Trust and R only)

HOW TO PURCHASE
                                        BY CHECK. (drawn on a U.S. bank). (Class
                                        R and 75 only). Please mail to or visit
                                        us at 1250 Broadway, New York, NY
                                        10001-3701. You must include your
                                        account number (or Taxpayer
                                        Identification Number) on the "Pay to
                                        the order of" line and make the check
                                        payable to The Reserve Funds.

                                        BY WIRE. (All classes, except
                                        Treasurer's Trust). Prior to calling
                                        your bank, call The Reserve Funds at
                                        800-637-1700 or the Firm from which you
                                        received the Prospectus for specific
                                        instructions.

                                        THIRD PARTY INVESTMENTS. Investments
                                        made through a third party (rather than
                                        directly with The Reserve Funds) such
                                        as a financial services agent may be
                                        subject to policies and fees different
                                        than those described here. Banks,
                                        brokers, 401(k) plans, financial
                                        advisers and financial supermarkets
                                        may charge transaction fees and
                                        may set different minimum investments
                                        or limitations on buying or selling
                                        shares. Investors should consult
                                        a representative of the plan or
                                        financial institution if in doubt.

          The initial investment must be accompanied by an Account Application or equivalent information. Checks drawn on foreign banks are normally not accepted by the Funds. In addition, the Funds do not accept cash investments, travelers, foreign and third party checks, money orders or credit card convenience checks. Purchase and redemption orders are not accepted on days the Federal Reserve is closed. The Funds reserve the right to reject any investment in the Fund for any reason and may, at any time, suspend all new investment in the Funds. Shares also may be purchased through Reserve Automatic Asset Builder (see below). In addition, the Funds reserve the right to change the minimum investment amount at any time.

         Each Fund's shares are sold on a continuous basis at the NAV per share. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 5:00 PM Eastern Time for the Primary and U.S. Government Funds and 2:00 PM for the U.S. Treasury Fund of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 5:00 PM Eastern Time for the Primary and U.S. Government Funds and 2:00 PM for the U.S. Treasury Fund will be considered received the next business day. Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result. The Fund will only give credit for investments in the Fund on the day they become available in federal funds. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. Checks and other items submitted to the Fund for investment are only accepted when submitted in proper form (i.e. receipt of all necessary information, signatures and documentation), denominated in U.S. dollars.


         Subject to the approval of the Trust, shares of a Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

         IF SHARES OF THE FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY BE UP TO 10 CALENDAR DAYS FROM DATE OF PURCHASE.

SHARE PRICE: NAV. The valuation of a Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, there may be some periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.


         Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

         The extent of any deviation between a Fund's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/4 of 1%, the Board will consider promptly what action, if any, will be initiated (The Reserve Fund is required by the SEC to contact the Board if the deviation is 1/2 of 1%). In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling Fund instruments prior to maturity to realize capital gains or losses or to shorten average Fund maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations. Shares are offered at their NAV. The NAV is calculated as of the cut-off time for the Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. The NAV of each Fund is normally maintained at $1.00 per share. No Fund can guarantee that its NAV will always remain at $1.00 per share although the Funds have managed to do so since inception.

         The NAV per share of each Fund is computed by dividing the value of the net assets of each Fund (i.e., the value of its assets less liabilities) by the total number of shares of such Fund outstanding. The Trustees have determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a money-market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to be able to maintain a stable NAV.

         In order to maintain a $1.00 share price, the Fund will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Trustees to be of high quality with minimal credit risk. To assess whether repos present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the Fund proposes to enter into repos. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain the Fund's NAV as computed for the purpose of sales and redemptions at $1.00 per share.


SHARE CERTIFICATES. Share certificates are not issued by the Funds.


RESERVE AUTOMATIC ASSET-BUILDER PLAN. (Treasurer's Trust, Class 75 and Class R only). If you have an account, you may purchase shares ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as a social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your account. Please call the Funds at 800-637-1700 for an application.

REDEMPTIONS -- GENERAL. Redemption payments will normally be made by check or wire transfer but the Funds are authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption NAV is determined). The Funds have elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by the Funds' practice of holding instruments typically with a minimum value of $1,000,000 and their intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption.


WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

         To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

        (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

        (2) redemptions on accounts whose address has been changed within the past 30 days; or

        (3) redemption requests to be sent to someone other than the account owner or the address of record.


         You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.


         Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. Notaries public cannot provide signature guarantees. The Funds may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call 800-637-1700.


RESERVE CASH PERFORMANCE ACCOUNT. (Treasurer's Trust, Class 75 and Class R only). The Reserve Cash Performance Account ("CPA") and the Reserve Cash Performance Account Plus ("CPA "Plus"") provide a comprehensive package of additional services to investors. These packages provide a check arrangement where checks are issued to the Fund's shareholders. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Funds. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transaction activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Firms.

         A VISA Check Card (a debit card) is also available with these packages. The VISA Check Card functions exactly as does a conventional VISA credit card except that the cardholder's account is automatically charged for all purchases and cash advances, thus eliminating the usual monthly finance charges. You may also use your VISA Check Card to get cash at ATMs. Investors have a choice of receiving a 1% cash rebate on all VISA purchases which is credited to their account or for an additional $35 may participate in the Reserve Airline Rewards Program. As with the checking facility, VISA charges are paid by liquidating shares in your account, but any charges that exceed the balance will be rejected. VISA Check Card issuance is subject to credit approval. The Trust, VISA or the bank may reject any application for checks or cards and may terminate an account at any time. Conditions for obtaining a VISA Check Card may be altered or waived by the Funds either generally or in specific instances. The checks and VISA Check Cards are intended to provide investors with easy access to their account balances.


         Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Check Card. If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently First Data at 402-331-5152 or 800-996-4324, which can be reached 24 hours a day, seven (7) days a week or the Fund at 800-637-1700 or 212-401-5500 during normal business hours (Monday through Friday, 9:00 AM to 5:00 PM, Eastern time).


         For the different attributes associated with CPA and CPA "Plus" packages, as well as the Terms & Conditions of the Reserve Airline Rewards Program, please call The Reserve Funds at 800-637-1700. The Funds will charge a nonrefundable annual CPA "Plus" service fee (currently $60, which may be charged to the account at the rate of $5 monthly). CPA and CPA "Plus" participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. These charges may be changed at any time upon 30 days' notice to participants. Upon proper notice, the Funds may choose to impose a fee if they deem a shareholder's actions to be burdensome. In addition, Firms in this program may charge their own additional service fees and may establish their own minimum check amount.

         The use of checks and VISA Check Cards by participants will be subject to the terms of your Reserve CPA Application and VISA Account Shareholder Agreement.

RESERVE eCHECKING(SM). (Treasurer's Trust, Class 75 and Class R only). Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an on-line bill pay service, which provides the ability to check balances, pay bills and more with point-and-click-convenience. You will be charged a fee currently of $4.95 per month for unlimited transactions. For more information on Reserve eChecking, please call Customer Service at 800-637-1700.

STOP PAYMENTS. (Treasurer's Trust, Class 75 and Class R only). The Funds will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Funds by 5:00 PM Eastern Time for the Primary and U.S. Government Funds and 2:00 PM for the U.S. Treasury Fund will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

AUTOMATIC WITHDRAWAL PLANS. (Treasurer's Trust, Class 75 and Class R only). If you have an account with a balance of at least $5,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under the Automatic Withdrawal Plans, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. The Funds may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

AUTOMATIC TRANSFER PLANS (ACH). (Treasurer's Trust, Class 75 and Class R only). You may redeem shares of a Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with that Fund. The proceeds will be transferred between your account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

EXCHANGE PRIVILEGE. A shareholder may exchange shares at NAV with all Reserve money-market and equity funds. [A shareholder may also exchange shares for shares of the GAM Funds, Inc. and their respective portfolios.] This exchange privilege may not be available to clients of certain firms. A sales load will be charged on such an exchange unless a waiver of the sales load applies. A shareholder may qualify for waiver of the sales load if the shares of the Fund which are being exchanged were acquired: (a) by a previous exchange for shares purchased with a sales load, or (b) through reinvestment of dividends or distributions paid with respect to the foregoing category of shares. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Funds reserve the right to record all exchange requests.


         The exchange privilege is not available for shares that have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Fund on the Account Application that this authorization has been withheld. Unless authorization is withheld, the Fund will honor requests by any person by telephone at 800-637-1700, that the Fund deems to be valid. The Funds and their affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.


         Exchanges of shares of one Fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in the Prospectus or SAI.

         The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of a Fund's other shareholders and, at the Adviser's discretion, may be limited by a Fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Funds by 5:00 PM Eastern Time for the Primary and U.S. Government Funds and 2:00 pm for the u.s. Treasury Fund on a regular business day to take effect that day. Exchange requests received after 5:00 PM Eastern Time for the Primary and U.S. Government Funds and 2:00 pm for the u.s. Treasury Fund will be effected at the next calculated NAV. Additional information regarding the GAM Funds, Inc. is available from GAM at 800-426-4685.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. IF SHARES OF A FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THAT FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY GENERALLY TAKE UP TO TEN (10) BUSINESS DAYS. Shareholder checks written against Funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

SHAREHOLDER SERVICE POLICIES. The Funds' policies concerning the shareholder services are subject to change from time to time. The Funds reserve the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Funds further reserve the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Funds' standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Funds reserve the right to increase its minimum initial investment amount at any time.

         If shares purchased are to be paid for by wire and the wire is not received by the Fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the Fund, the Adviser or the Distributor. The Fund may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the Fund, the Adviser or the Distributor.

PURCHASES AND REDEMPTIONS THROUGH OTHERS. Share purchases and redemptions may also be made through Firms, which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Trust will have no information about its accounts, which will be available only from their Firm. Some of these firms participate in the Plan. Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing Fund shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


          Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Fund of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code. If a Fund does not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax.

Each Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Exchange and The Reserve Funds are open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the corporate dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.


         If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. The U.S. Treasury Fund intends to invest only in the U.S. government securities that provide interest income exempt in most states from state and local personal income taxes, but for temporary or emergency purposes, as stated previously, may invest up to 5 percent of its assets in repurchase agreements pending the investment of uninvested cash. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local tax authority may in the future seek to tax an investor on a portion of the interest income of an obligation held by the U.S. Treasury Fund. Investments by a Fund in zero coupons generally will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments.

         Gain derived by a Fund from the disposition of any market discount bonds (I.E., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

         Gains or losses attributable to fluctuations in exchange rates which occur between the time the Primary Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Primary Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Primary Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Income received by the Primary Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.


          Upon the sale or other disposition of shares of the Fund, in the event that the Fund fails to maintain a constant NAV per share, a shareholder may realize a taxable gain or loss. Such gain or loss will be a capital gain or loss which, if the shares were held as capital assets, will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

         The Funds are currently required by federal law to withhold 30% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the shareholder's social security number.

         The tax consequences to a foreign shareholder of an investment in a Fund will generally be different from those described herein.

         Investors are advised to consult their own tax advisor(s) with respect to the particular tax consequences to them of an investment in a Fund.

                                YIELD INFORMATION


         The following table shows the Funds' yields and effective yields for the seven-day period ended May 31, 2002. Information for Classes 8 and 15 of the U.S. Government Fund and U.S. Treasury Fund is not available.



--------------------------------------------------------------------------------------------
                FUND (CLASS OF FUND)                    YIELD             EFFECTIVE YIELD
--------------------------------------------------------------------------------------------
Primary Fund (Class R)                                  1.02%                  1.02%

Primary Fund (Class 75)                                 1.27%                  1.27%

Primary Fund (Class Treasurer's Trust)                  1.42%                  1.43%

Primary Fund (Class 45)                                 1.57%                  1.58%

Primary Fund (Class 25)                                 1.77%                  1.78%

Primary Fund (Class 8)                                  1.93%                  1.95%

U.S. Government Fund (Class R)                          0.79%                  0.79%

U.S. Government Fund (Class Treasurer's Trust)          1.19%                  1.20%

U.S. Government Fund (Class 45)                         1.32%                  1.41%

U.S. Government Fund (Class 25)                         1.54%                  1.55%

U.S. Treasury Fund (Class R)                            0.73%                  0.73%

U.S. Treasury Fund (Class Treasurer's Trust)            1.14%                  1.14%

Strategist                                              1.54%                  1.55%
--------------------------------------------------------------------------------------------


         Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which the yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See above "Share Price: NAV" for a discussion of the manner in which the Fund's price per share is determined.

         Yield information is useful in reviewing each Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

         Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data various industry publications. From time to time, the Funds in its advertising and sales literature may refer to the growth of assets managed or administered by RMCI over certain time periods.

                               GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Funds assume no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Funds harmless for actions taken by either party.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.


REPORTS AND STATEMENTS. Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to The Reserve Funds immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.


RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including yields, account balances, check reorders, touch tone bill payment and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months through On-line Access on the Internet at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

                                     RATINGS

The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that have extremely strong repayment capacity will be denoted with a plus (+).

MOODY'S INVESTORS SERVICE, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 ratings will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

There are three categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG1 denotes best quality, i.e., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.

DUFF & PHELPS CREDIT RATING CO. Duff-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Those issues determined to have the highest certainty of timely payment and whose safety is just below risk-free U.S. Treasury short-term obligations will be denoted with a plus (+) sign designation. Those issues determined to have a high certainty of timely payment and whose risk factors are very small will be denoted with a minus (-) sign designation.

FITCH IBCA. F1: This designation indicates the strongest credit quality. Issues assigned this rating reflect an assurance of timely payment. Those obligations with an exceptionally strong credit quality will be denoted with a plus (+) sign. Issues assigned the rating of F1+ are regarded as having the strongest degree of assurance for timely payment.

                              FINANCIAL STATEMENTS

         The audited Financial Statements for The Reserve Fund -- Primary, U.S. Government and U.S. Treasury Funds for the fiscal year ended May 31, 2002, including notes thereto, are incorporated by reference into this SAI from the Trust's Annual Report to Shareholders dated May 31, 2002 filed with the SEC.

                          STRATEGIST MONEY-MARKET FUND
                     1250 BROADWAY, NEW YORK, NY 10001-3701
                          212-401-5500 | | 800-637-1700

                            ------------------------

                          STRATEGIST MONEY-MARKET FUND
                       STATEMENT OF ADDITIONAL INFORMATION


         This Statement of Additional Information ("SAI") describes the Strategist Money-Market Fund ("the Strategist Fund" or "the Fund") which is one series (fund) of The Reserve Fund ("Trust"). The Reserve Fund was originally organized as a Maryland corporation on February 1, 1970 and re-organized on October 28, 1986 as a Massachusetts business trust and is an open-end investment company, commonly known as a money-market mutual fund. At the date of the Prospectus and SAI, there were four separate series (funds) authorized and outstanding: Primary, U.S. Government, U.S. Treasury and Strategist Funds. Additional series (funds) and classes may be added in the future by the Board of Trustees ("Trustees"). This SAI is not a Prospectus, but provides detailed information to supplement the Prospectus dated August 6, 2002 and should be read in conjunction with it. A copy of the Prospectus may be obtained without charge by writing or calling the Fund at the above address or telephone number. The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference and other information regarding the Fund. This SAI is dated August 6, 2002.


         TABLE OF CONTENTS                                                  PAGE
         -----------------                                                  ----
         Description of Fund                                                 2
         Investment Strategies and Risks                                     2
         Management of the Trust                                             6
         Investment Management, Distribution and Custodian Agreements       10
         Information about the Trust                                        13
         How to Buy and Sell Shares                                         14
         Dividends, Distributions and Taxes                                 18
         Yield Information                                                  19
         General Information                                                20
         Ratings                                                            20
         Financial Statements                                               21

SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                             DESCRIPTION OF THE FUND

         The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. However, achievement of this objective is not guaranteed. This investment objective may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940 ("1940 Act"). The Fund seeks to maintain a stable $1.00 share price.


         Investment in the Fund is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund. Money-market funds are subject to federal regulations designed to help maintain liquidity. The regulations set strict standards for credit quality, diversification and maturity (397 days or less for individual securities, 90 days or less for the average portfolio life).

         Investment management companies (also known as "mutual funds") can be divided into "diversified" and "non-diversified". Under Section 5(b) of the 1940 Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value that 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer. Any management company other than a diversified company is defined as a "non-diversified" company pursuant to Section 5(b)(2). The Trust is a non-diversified mutual fund. In addition, the Fund intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which places certain limits on a Fund's investments in any one issuer's securities in order to limit investment risk. With few exceptions, under Rule 2a-7, a Fund may invest no more than 5% of its total assets in securities of any one issuer, except U.S. government securities.

         Reserve Management Co., Inc. ("RMCI" or "Adviser") serves as the Fund's Investment Adviser. Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI, is the distributor of the Fund's shares. RESRV is located at 1250 Broadway, New York, NY 10001-3701.


         The following information supplements and should be read in conjunction with the Prospectus.

                         INVESTMENT STRATEGIES AND RISKS


FUND POLICIES. The Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of the Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a "Majority Vote"). The Fund cannot:


(1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

(2) issue senior securities except in compliance with the Investment Company Act of 1940 ("1940 Act");

(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain securities laws;

(4) concentrate investments in any particular industry, except to the extent that its investments are concentrated exclusively in U.S. Government securities and bank obligations or repurchase agreements secured by such obligations;

(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;

(6) lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;

(7) sell any security short or write, sell or purchase any futures contract or put or call option; and

(8) make investments on a margin basis.

Notwithstanding the foregoing investment restrictions, the Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

         Although not currently using a "master/feeder" structure, based upon shareholder approval, the Trust may use a "master/feeder" structure. Rather than investing directly in securities, the Fund is a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund, in turn invests in securities using the strategies described in this Prospectus. One potential benefit of this structure is lower costs, because the expenses of the master fund can be shared with any other feeder funds.

FUND STRATEGIES. The following section contains more detailed information about types of instruments in which a Fund may invest, strategies the Adviser may employ, and a summary of related risks. The Funds may not buy all of these instruments or use all of these techniques; they will be utilized if in the Adviser's opinion it believes that the utilization will help a Fund achieve its investment objective.

U.S. GOVERNMENT SECURITIES. U.S. government securities include a variety of instruments which are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government. Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

         U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or
(iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

BANK OBLIGATIONS. The Fund may invest in bank obligations that include certificates of deposit, banker's acceptances, letters of credit and time deposits. A certificate of deposit is a negotiable certificate representing a bank's obligation to repay funds deposited with it, earning a specified rate of interest over a given period. A bankers' acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

         Domestic banks are subject to extensive government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness.

FOREIGN BANK OBLIGATIONS. The Fund may invest in obligations of foreign banks and foreign branches of U.S. and foreign banks. Investment in these securities involve risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards.

MUNICIPAL OBLIGATIONS. The Fund may invest in municipal obligations. The interest on these municipal obligations is not exempt from federal income tax. They may be issued to raise money for various public purposes such as constructing public facilities. Certain types of municipal obligations are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

         The Fund will purchase municipal securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Fund may invest, pursuant to guidelines established by the Trustees.

         Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on the Strategist Fund's ability to purchase municipal securities on a when-issued basis. At the time the Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). The Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that the Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

         Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.


COMMERCIAL PAPER. The Fund may not invest in commercial paper.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement ("repo") transaction occurs when the Fund purchases and simultaneously contracts to resell securities at fixed prices. The Fund will limit repos to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Fund's Trustees. Repos are considered by the SEC staff to be loans by the Fund that enters into them. Repos could involve risks in the event of a default of the repo counter-party to the agreement, including possible delays, losses or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repo, RMCI will follow procedures intended to provide that all repos are at least 100% collateralized as to principal and interest. A Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of the Fund's Custodian. If the seller defaults on the repurchase obligation, the Fund could incur a loss and may incur costs in disposing of the underlying security. The Fund will not hold more than 10% of its net assets in illiquid securities, including repos, maturing in more than seven (7) days.

         Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instruments. The liquidity of the Fund's investments is monitored under the supervision and direction of the Trustees. Investments currently not considered liquid include repos not maturing within seven days and certain restricted securities.

         The Fund may sell securities in a reverse repo when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. In a typical reverse repo transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for receiving a percentage of its value. By repaying the repo counterparty the value received plus interest, the Fund repurchases the transferred security. It is the Fund's policy that entering into a reverse repo transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Fund at the time of the transaction.

BORROWING. The Fund has the authority to borrow money (including reverse repos involving sales by the Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Borrowing may subject the Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the Fund will not purchase securities while borrowings are outstanding.

SECURITIES LENDING AGREEMENTS. The Fund may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities. The collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. The Fund may, to increase their income, lend their securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest and must consist of cash or securities of the U.S. government (or its agencies or instrumentalities). The Fund receives an amount equal to the interest on loaned securities and also receives negotiated loan fees. The Fund may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements including the rules of the New York Stock Exchange ("NYSE" or "Exchange"), which require the borrower, after notice, to redeliver the securities within the normal settlement time of three (3) business days.

RISKS OF INVESTING IN THE FUND. The principal risk factors associated with investment in the Fund are the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise the Fund's assets; consequently when you sell (redeem) your shares of the Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Fund that are common to and may affect the money-market industry as a whole, there are risks specific to the types of securities held which are outlined above.


         The Fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the Fund to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs"), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by RMCI pursuant to guidelines adopted by the Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by RMCI. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Should a security's high-quality rating change after purchase by the Fund, RMCI would take such action, including no action, as determined to be in the best interest of the Fund by the Trustees.


TEMPORARY DEFENSIVE POSITION. The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

         The Fund would, in adopting a temporary defensive position, buy more conservative U.S. Government securities. Further, in an extreme emergency, the Funds would maintain a large percentage of uninvested cash.

TRANSACTION CHARGES AND ALLOCATION. As investment securities transactions made by the Fund are normally principal transactions at net prices, the Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Fund has not paid any brokerage commissions during the past three fiscal years.


         Subject to the overall supervision of the officers of the Fund and the Trustees, RMCI places all orders for the purchase and sale of the Fund's investment securities. In the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Fund. However, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.


         When orders to purchase or sell the same security on identical terms are simultaneously placed for the Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for the Fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                             MANAGEMENT OF THE TRUST


         The Board of Trustees is responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Fund and those companies that furnish services to the Fund. The Trustees and the Executive Officers of the Fund oversee 28 portfolios in the Reserve fund complex. With the exception of Father Donald Harrington, none of the Trustees or Executive Officers hold other directorships outside The Reserve Funds; Fr. Harrington is a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993.

The Trustees and Executive Officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*



----------------------------------------------------------------------------------------------------------------------
                                  CURRENT POSITIONS      TERM OF OFFICE**          PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE               HELD WITH THE FUNDS   AND LENGTH OF SERVICE           THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT                   Chairman, Chief        Since 2000            President of Reserve Management
Age: 65                         Executive Officer                            Company, Inc. ("RMCI"), Director and
The Reserve Funds               and Trustee of The                           Chairman/Chief Executive Officer of
1250 Broadway                   Reserve Fund ("RF"),                         Reserve Management Corporation ("RMC");
New York, NY 10001-3701         Reserve Tax-Exempt                           Chairman and Director of Resrv
                                Trust ("RTET"),                              Partners, Inc. ("RESRV") (2000 -
                                Reserve New York                             present) and Chairman and Director of
                                Tax-Exempt Trust                             the Reserve Offshore Money Fund, Ltd.
                                ("RNYTET"), Reserve                          (1990 - present)
                                Municipal
                                Money-Market Trust                           Co-founder of The Reserve Funds (1970);
                                ("RMMMT") and                                various executive officer positions
                                Reserve Private                              (1970 - 2000).
                                Equity Series
                                ("RPES").
----------------------------------------------------------------------------------------------------------------------



DIS-INTERESTED TRUSTEES



----------------------------------------------------------------------------------------------------------------------
                                  CURRENT POSITIONS      TERM OF OFFICE**          PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE               HELD WITH THE FUNDS   AND LENGTH OF SERVICE           THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.               Trustee of RF,         Since 1970            Retired. President, Premier Resources,
Age: 70                         RTET, RNYTET,                                Inc. (meeting management firm) (1987 -
125 Elm Street                  RMMMT and RPES.                              2001).
Westfield, NJ 07091

PATRICK J. FOYE                 Trustee of RF,         Since 2000            Deputy Chairman of Long Island Power
Age: 45                         RTET, RNYTET,                                Authority (1995 - present). Executive
c/o AIMCO                       RMMMT and RPES.                              Vice President of Apartment Investment
2000 S. Colorado Blvd.                                                       and Management Company (`AIMCO') (a
Tower Two                                                                    real estate investment trust and the
Suite 2-1000                                                                 nation's largest owner and manager of
Denver, CO 80222                                                             multi-family apartment properties)
                                                                             (1998 to present); Partner, Skadden,
                                                                             Arps Slate (Law firm ) (1989 - 1998).

DONALD J. HARRINGTON, C.M.      Trustee of RF,         Since 1987            President of St. John's University, NY
Age:  56                        RTET, RNYTET,                                (1989 - present).
c/o St. John's University       RMMMT and RPES.
8000 Utopia Parkway
Jamaica, NY 11439

WILLIAM J. MONTGORIS            Trustee of RF,         Since 1999            Retired. Former Chief Operating Officer
Age: 55                         RTET, RNYTET,                                of The Bear Stearns Companies, Inc.
286 Gregory Road                RMMMT and RPES.                              (1979 - 1999).
Franklin Lakes, NJ 07417

WILLIAM E. VIKLUND              Trustee of RF,         Currently, since      Retired. Former President and COO of
Age: 62                         RTET, RNYTET,          1999.  (Previously,   Long Island Bankcorp (1980 - 1996).
110 Grist Mill Lane             RMMMT and RPES.        1987 - 1990)
Plandome Manor, NY 11030-1110
----------------------------------------------------------------------------------------------------------------------



* MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.



OFFICERS, WHO ARE NOT TRUSTEES



----------------------------------------------------------------------------------------------------------------------
                                  CURRENT POSITIONS      TERM OF OFFICE**          PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE               HELD WITH THE FUNDS   AND LENGTH OF SERVICE           THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II                President and          Since 2000 and        Senior Vice President, Secretary and
Age: 36                         Assistant              2002, respectively    Assistant Treasurer of RMCI; Senior
The Reserve Funds               Treasurer of RF,                             Vice President, Secretary and Assistant
1250 Broadway                   RTET, RNYTET,                                Treasurer of RMC; and, Secretary and
New York, NY 10001-3701         RMMMT and RPES                               Director of RESRV (2000 to present).
                                                                             Trustee of RF, RTET, RNYTET, and RPES
                                Trustee of RMMMT.                            (1999 - 2001). Vice President RMC, RMCI
                                                                             and RESRV (1992 - 2000).

                                       7

ARTHUR T. BENT III              Chief Operating        Since 2000 and        Chief Operating Officer/Treasurer,
Age: 34                         Officer/Treasurer,     2002, respectively    Senior Vice President and Assistant
The Reserve Funds               Senior Vice                                  Secretary of RMCI; President, Treasurer
1250 Broadway                   President and                                and Assistant Secretary of RMC; and,
New York, NY 10001-3701         Assistant                                    Treasurer and Director of RESRV (2000 -
                                Secretary of RF,                             present). Vice President RMC, RMCI and
                                RTET, RNYTET,                                Trustee of RMMMT.  RESRV (1997 - 2000).
                                RMMMT and RPES.

IRENE S. GREENBERG              General Counsel of     Since 2002            General Counsel of RMC, RMCI and RESRV.
Age: 47                         RF, RTET, RNYTET,                            Former Vice President and Assistant
The Reserve Funds               RMMMT and RPES.                              General Counsel, U.S. Trust Company of
1250 Broadway                                                                New York (1999 - 2002); Former Vice
New York, NY 10001-3701                                                      President and Manager, Bankers Trust
                                                                             Company (1997 - 1999).

AGNES N. MULLADY                Controller of RF,       Since 2000           Controller of RMC, RMCI and RESRV. Vice
Age: 43                         RTET, RNYTET,                                President and Treasurer, Northstar
The Reserve Funds               RMMMT and RPES                               Funds; Senior Vice President and Chief
1250 Broadway                                                                Financial Officer, Northstar Investment
New York, NY 10001-3701                                                      Management Corp; President and
                                                                             Treasurer, Northstar Administrators
                                                                             Corp.; and, Vice President and
                                                                             Treasurer, Northstar Distributors, inc.
                                                                             (1993 - 1999).
----------------------------------------------------------------------------------------------------------------------



** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The SAI includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.


    Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

    The Trust does not pay any pension or retirement benefits to the Trustees.


                               COMPENSATION TABLE
                       FOR FISCAL YEAR ENDED MAY 31, 2002



                                                   AGGREGATE                 TOTAL COMPENSATION
                                                 COMPENSATION           FROM TRUST AND TRUST COMPLEX
  NAME OF TRUSTEE, POSITION                       FROM TRUST        (3 ADDITIONAL TRUSTS) PAID TO TRUSTEE
  -------------------------------------------   --------------     ---------------------------------------
  Bruce R. Bent, Chairman/CEO and Trustee          $    0                           $     0
  Edwin Ehlert, Jr., Trustee                          133                            65,678
  Patrick J. Foye, Trustee                            132                            65,411
  Rev. Donald J. Harrington, Trustee                  132                            65,411
  William J. Montgoris, Trustee                       132                            65,411
  William E. Viklund, Trustee                         132                            65,411



      None of the executive officers of the Funds had allocated cash remuneration in excess of $60,000 during the last fiscal year ended May 31, 2002 for services rendered to the Fund.


    The members of the Board of Trustees who are not "Interested Trustees" are paid a stipend of $3,500 for each joint Board meeting they attend in person, a stipend of $1,000 for each joint telephonic meeting they participate in, and an annual fee of $24,000 for service to all of the trusts in the complex.

                 EQUITY SECURITIES OWNED AS OF DECEMBER 31, 2001



                                                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                    DOLLAR RANGE            IN ALL REGISTERED INVESTMENT COMPANIES
                                                OF EQUITY SECURITIES         OVERSEEN BY TRUSTEE IN THE FAMILY OF
  NAME OF TRUSTEE, POSITION                         IN THE FUNDS*                    INVESTMENT COMPANIES
  ------------------------------------------    --------------------     --------------------------------------------
  Bruce R. Bent, Chairman/CEO and Trustee           Over $100,000                         Over $100,000
  Edwin Ehlert, Jr., Trustee                      $50,000-$100,000                        Over $100,000
  Patrick J. Foye, Trustee                          Over $100,000                         Over $100,000
  Rev. Donald J. Harrington, Trustee                    None                             $10,001-$50,000
  William J. Montgoris, Trustee                         None                                   None
  William E. Viklund, Trustee                        $1-$10,000                           Over $100,000



* The Trustees, as a group, own less than 1% of any class of the Trust.

         The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders. The Joint Board has a Review Committee, Nominating Committee and Valuation Committee. The Review Committee, which performs the functions of an audit committee, reviews compliance procedures and practices, oversees the Funds' accounting and financial reporting policies and practices and oversees the quality and objectivity of the Funds' financial statements and the independent audit thereof. The members of the Review Committee, which met once during the last fiscal year, include all of the Board's independent trustees:
Messrs. Ehlert, Foye, Harrington, Montgoris, and Viklund. The Review Committee members receive an annual committee fee of $2,000. The Nominating Committee, also comprised of all of the independent trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Funds' valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. During the last fiscal year, the Nominating Committee met three times to consider three nominees. The Valuation Committee, during the last fiscal year, met thirty-two (32) times to review matters relating solely to the Reserve Private Equity Series; more particularly the Reserve Small-Cap Growth Fund and the Reserve Strategic Growth Fund.

CODE OF ETHICS. The Trust, its Adviser and RESRV have adopted Code of Ethics ("Code"), respectively, conforming to the requirements of Rule 17j-1 under the 1940 Act. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require money managers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. As per the Codes, an Access Person may only engage in Personal Securities Transactions in accordance with the procedures and guidelines established.

         The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers' acceptances, bank certificates of deposit, commercial paper or municipal bonds.

         As of July 31, 2002 the following person were known by the Fund to own of record or beneficially 5% or more of the outstanding shares of the Fund:



                                                                                                   PERCENT
                                                                                                 OUTSTANDING
NAME AND ADDRESS OF BENEFICIAL OWNER                       SHARES BENEFICIALLY OWNED(1)          SHARES OWNED
AEIS Omnibus Acct-Stategist
733 Marquette Ave. I9/692
Minneapolis, MN 55440                                              $18,685,608                       99.9%

----------
(1)   Fractional shares have been omitted.


                       INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS


INVESTMENT MANAGEMENT AGREEMENT. RMCI, 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Fund and provides them with investment advice. As a result of shareholder votes in 1999, the Fund has entered into a new Investment Management Agreement with the Adviser, which is substantially similar to the Investment Management Agreement previously in effect. The new Investment Management Agreements became effective June 26, 1999. Under the Investment Management Agreement, RMCI manages the Fund's investment in accordance with the Fund's investment objective and policies, subject to overall approval by the Trustees.

         In approving the continuation of the Fund's Investment Management Agreement, the Trustees, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by RMCI or its affiliates in connection with providing services to the Fund, compared the fees charged to those of similar funds or clients for comparable services, and analyzed the expenses incurred by RMCI with respect to the Fund. The Trustees also considered the Fund's performance relative to a selected peer group, the total expenses of the Fund in comparison to other funds of comparable size and other factors. After requesting and reviewing such information as they deemed necessary, the Trustees concluded that the continuation of the Investment Management Agreement was in the best interests of the Fund and its shareholders. No single factor reviewed by the Trustees was identified by the Trustees as the principal factor in determining to renew the agreements with RMCI. The Independent Trustees were advised by independent legal counsel throughout the process.

         Presently, under the terms of the Investment Management Agreement with the Fund, the Fund pays RMCI a comprehensive management fee at an annual rate of 0.80% of average daily net assets. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments to the Trust's Distribution Plan and fees and expensesof the disinterested Trustees, for which each Fund in the fund complex pays its direct or allocated share.

         For the period of June 1, 1999 to June 25, 1999, RMCI received management fees under the Investment Management Agreement previously in effect. For the fiscal year ended May 31, 2000, RMCI received management fees of $394,371; however, at May 31, 2000, RMCI waived $196,744 of the comprehensive management fee. For the fiscal year ended May 31, 2001, RMCI received management fees of $339,209; however, at May 31, 2001, RMCI waived $169,830 of the comprehensive management fee. For the fiscal year ended May 31, 2002, RMCI received management fees of $181,577; however, at May 31, 2002, RMCI waived $90,788 of the comprehensive management fee.


         From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

         The Investment Management Agreement for the Fund was duly approved by shareholders in 1999, and may be renewed annually if specifically approved by the Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Agreements terminate automatically upon their assignment and may be terminated without penalty upon sixty (60) days' written notice by a vote of the Trustees or by vote of a majority of outstanding voting shares of the Fund or by RMCI.


DISTRIBUTION AGREEMENT. The Fund's distributor is RESRV (the "Distributor"). The Fund has authorized the Distributor, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributor is "principal underwriters" for the Fund within the meaning of the 1940 Act, and as such act as agent in arranging for the continuous offering of Fund shares. The Distributor has the right to enter into selected dealer agreements with brokers or other persons of their choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments if they qualify for such payments under the Plan of Distribution described below. RESRV's principal business is the distribution of mutual fund shares. No Distributor has retained underwriting commissions on the sale of Fund shares during the last four fiscal years. During the fiscal year ended May 31, 2002, no distribution assistance payments were made to RESRV.

         The Distribution Agreement may be renewed annually if specifically approved by the Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Fund.

PLAN OF DISTRIBUTION. The Fund maintains a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Trustees and approved by its shareholders. Under the Plan, the Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("Firms") for shareholder accounts ("qualified accounts") at an annual rate of 0.20% of the average daily NAV of all Firms' qualified accounts. Such distribution assistance may include, but is not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in Fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services, with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Plan, RMCI may, at its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV and RMCI's analysis of the contribution that a Firm makes to the Fund by increasing assets under management, and reducing expense ratios and the cost to the Fund if such services were provided directly by the Fund or other authorized persons and RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the Fund and its shareholders.


         Under the Plan, the Fund's Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Plan, the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.


         During the fiscal year ended May 31, 2002, $0 was paid under the Plan by the Fund, which represents the aggregate amount of $45,394 less a waiver of $45,394. Any such payments are intended to benefit the Fund by maintaining or increasing net assets to permit economies of scale in providing services to shareholders and to contribute to the stability of such shareholder services.


         The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of the majority of the outstanding voting securities of the Fund, or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, if approved by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.


TRANSFER AGENT AND DIVIDEND-PAYING AGENT. The Trust acts as its own transfer agent and dividend-paying agent.

CUSTODIAN AND INDEPENDENT ACCOUNTANT. The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004 is "Custodian" of the Fund's securities and cash pursuant to a Custodian Agreement. The Bank of New York, 1 Wall Street, New York, NY 10286; Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540; and State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110 are Custodians for the Fund for limited purposes in connection with certain repos. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
PricewaterhouseCoopers LLP ("PwC"), 1177 Avenue of the Americas, New York, NY 10036 serves as the Fund's independent accountants. The Funds' financial statements for the fiscal year ended May 31, 2002, that is incorporated by reference in this SAI have been audited by PwC, and have been included herein by reference in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

                           INFORMATION ABOUT THE TRUST


         The Reserve Funds' Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of the Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their Fund upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new Investment Management Agreement or change the fundamental investment policies) or by the Declaration of Trust.


         Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with all applicable state and federal securities laws. These currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that, under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective Funds available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.

         Each Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective Funds, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. The Fund intends to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

         As stated previously, to date, the Board has authorized the creation of four series (funds): Primary, U.S. Government, U.S. Treasury and Strategist Money-Market Funds. All consideration received by the Trust for shares of one of the Fund and all assets in which such consideration is invested will belong to that Fund (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to and the expenses of, one series are treated separately from those of the other series. The Trust has the ability to create, from time to time, new series without shareholder approval.

         Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Fund's obligations unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or trustee shall be personally liable for the Funds and each investment portfolio's obligations to third parties, and requires that every written contract made by the Fund contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


         SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Fund as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Fund. These items require approval by a Majority vote of the class affected.

                           HOW TO BUY AND SELL SHARES


PURCHASES -- GENERAL. Shares of the Fund are sold without a front or back-end sales load. You may be charged a fee if you effect transactions in shares of the Fund through a securities dealer, bank or other financial institution. The Fund reserves the right to reject any purchase order.

         The minimum initial investment in the Fund is $20,000 with minimum subsequent investment of $1,000. The initial investment must be accompanied by an Account Application or equivalent information. Checks drawn on foreign banks are normally not accepted by the Fund. In addition, the Fund does not accept cash investments, travelers, foreign and third party checks, money orders or credit card convenience checks. Purchase and redemption orders are not accepted on days the Federal Reserve is closed. The Fund reserves the right to reject any investment in the Fund for any reason and may, at any time, suspend all new investment in the Fund. Shares also may be purchased through Reserve Automatic Asset Builder (see below). In addition, the Fund reserves the right to change the minimum investment amount at any time.

         Each Fund's shares are sold on a continuous basis at the NAV per share. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Fund must be notified before 5:00 PM Eastern Time of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal Funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 5:00 PM Eastern Time will be considered received the next business day. Investors will be charged a fee for any check that does not clear and will be responsible for any losses suffered by the Fund as a result. The Fund will only give credit for investments in the Fund on the day they become available in federal funds. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. Checks and other items submitted to the Fund for investment are only accepted when submitted in proper form (i.e., receipt of all necessary information, signatures and documentation), denominated in U.S. dollars. Checks delivered to the Fund after cut-off times indicated above are considered received on the following business day.


         IF SHARES OF THE FUND ARE PURCHASED BY CHECK OR AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY BE UP TO 10 CALENDAR DAYS FROM DATE OF PURCHASE.

SHARE PRICE: NAV. The valuation of the Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, there may be some periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

         The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.


         The extent of any deviation between the Fund's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/4 of 1%, the Board will consider promptly what action, if any, will be initiated (The Trust is required by the SEC to contact the Board if the deviation is 1/2 of 1%). In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling Fund instruments prior to maturity to realize capital gains or losses or to shorten average Fund maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations. Shares are offered at their NAV. The NAV is calculated as of the cut-off time for the Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. The NAV of the Fund is normally maintained at $1.00 per share. No Fund can guarantee that its NAV will always remain at $1.00 per share although the Fund has managed to do so since inception.

         The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of shares of such Fund outstanding. The Trustees have determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a money-market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to be able to maintain a stable NAV.

         In order to maintain a $1.00 share price, the Fund will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Trustees to be of high quality with minimal credit risk. To assess whether repos present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the Fund proposes to enter into repos. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain the Fund's NAV as computed for the purpose of sales and redemptions at $1.00 per share.


SHARE CERTIFICATES. Share certificates are not issued by the Fund.


AUTOMATIC ASSET-BUILDER PLAN. If you have an account, you may purchase shares ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as a social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your account. Please call American Express at 800-297-7378 for an application.


REDEMPTIONS -- GENERAL. Redemption payments will normally be made by check or wire transfer but the Fund is authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption NAV is determined). The Fund has elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by the Fund's practice of holding instruments typically with a minimum value of $1,000,000 and its intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption.

WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

         To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

        (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

        (2) redemptions on accounts whose address has been changed within the past 30 days; or

        (3) redemption requests to be sent to someone other than the account owner or the address of record.


         You may redeem by calling the Fund at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantees. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.


         Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. Notaries public cannot provide signature guarantees. The Funds may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call.

REDEMPTION BY CHECKING. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Fund. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transactions activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Firms.

         Please call American Express at 800-297-7378 for more information about charges, fees and the application process. The use of checks by participants will be subject to the terms of your application.

STOP PAYMENTS. The Fund will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Fund by 2:00 PM (Eastern time) will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.


AUTOMATIC WITHDRAWAL PLANS. If you have an account with a balance of at least $15,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under the automatic withdrawal Plans, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Fund. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Fund. The Fund may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been notified.

AUTOMATIC TRANSFER PLANS (ACH). You may redeem shares of the Fund (minimum $100) without charge by telephone if you have filed a separate Automatic Transfer application with the Fund. The proceeds will be transferred between your Fund account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.


EXCHANGE PRIVILEGE. A shareholder may exchange shares at NAV with all Reserve money-market and equity funds. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Fund reserves the right to record all exchange requests.


         The exchange privilege is not available for shares which have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Fund on the Account Application that this authorization has been withheld. Unless authorization is withheld, the Fund will honor requests by any person by telephone at 800-637-1700, that the Fund deems to be valid. The Fund and its affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. In addition, the Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.


         Exchanges of shares of one Fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in the Prospectus or SAI.


         The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Adviser's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Funds by 4:00 PM (Eastern time) on a regular business day to take effect that day. Exchange requests received after 4:00 PM (Eastern time) will be effected at the next calculated NAV.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by the Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. IF SHARES OF THE FUND ARE PURCHASED BY CHECK OR AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY GENERALLY TAKE UP TO TEN (10) BUSINESS DAYS. Shareholder checks written against funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

SHAREHOLDER SERVICE POLICIES. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Fund further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Fund's standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Fund reserves the right to increase its minimum initial investment amount at any time.


         If shares purchased are to be paid for by wire and the wire is not received by the fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the Fund, the Adviser or the Distributor. The Fund may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the fund, the Adviser or the Distributor.

PURCHASES AND REDEMPTIONS THROUGH OTHERS. Share purchases and redemptions may also be made through Firms, which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Trust will have no information about their accounts, which will be available only from their Firm. Some of these firms participate in the Plan. Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing Fund shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Fund of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax.

         The Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Exchange and the Fund is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of the Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the corporate dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.


         If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

         Gains or losses attributable to fluctuations in exchange rates which occur between the time the Strategist Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Strategist Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Strategist Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.


         Upon the sale or other disposition of shares of the Fund, in the event that the Fund fails to maintain a constant NAV per share, a shareholder may realize a taxable gain or loss. Such gain or loss will be a capital gain or loss which if the shares were held as capital assets and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

         The Fund is currently required by federal law to withhold 30% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) The Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the shareholder's social security number.

         The tax consequences to a foreign shareholder of an investment in the Fund will generally be different from those described herein.


         Investors are advised to consult their own tax advisor(s) with respect to the particular tax consequences to them of an investment in the Fund.

                                YIELD INFORMATION


         For the seven-day period ended May 31, 2002, the Strategist Fund's yield was 1.54% and its effective yield was 1.55%.


         Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which the yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See above "Share Price: NAV" for a discussion of the manner in which the Fund's price per share is determined.

         Yield information is useful in reviewing the Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

         Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data various industry publications. From time to time, the Fund in its advertising and sales literature may refer to the growth of assets managed or administered by RMCI over certain time periods.

                               GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Fund assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Fund harmless for actions taken by either party.


REPORTS AND STATEMENTS. Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report and Semi-Annual Report will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to the Fund or your financial advisor immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.


EASY ACCESS. Easy Access is the Fund's 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including yields, account balances, check reorders, touch tone bill payment and other options. To use it, call 800-297-7378 and follow the instructions.

INQUIRIES. Shareholders should direct their inquiries to the firm from which they received this Prospectus or directly to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

                                     RATINGS

         The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that have extremely strong repayment capacity will be denoted with a plus (+).

MOODY'S INVESTORS SERVICE, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 ratings will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

There are three categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG1 denotes best quality, i.e., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.

DUFF & PHELPS CREDIT RATING CO. Duff-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Those issues determined to have the highest certainty of timely payment and whose safety is just below risk-free U.S. Treasury short-term obligations will be denoted with a plus (+) sign designation. Those issues determined to have a high certainty of timely payment and whose risk factors are very small will be denoted with a minus (-) sign designation.

FITCH IBCA. F1: This designation indicates the strongest credit quality. Issues assigned this rating reflect an assurance of timely payment. Those obligations with an exceptionally strong credit quality will be denoted with a plus (+) sign. Issues assigned the rating of F1+ are regarded as having the strongest degree of assurance for timely payment.

                              FINANCIAL STATEMENTS


Financial Statements (audited) for the Strategist Money-Market Fund for the fiscal year ended May 31, 2002, including notes thereto, are incorporated by reference into this SAI from the Trust's Annual Report to Shareholders dated May 31, 2002 filed with the SEC.

PART C

Item 23. Exhibits

      (a) Declaration of Trust and Amendments filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

      (b) Bylaws and Amendments filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

      (c) Declaration of Trust and Amendments filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.
      (d)(1) Form of Investment Management Agreement for the Strategist Money Market Fund filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

      (d)(2) Form of Investment Management Agreement for Primary, U.S. Government and Treasury Funds filed as an exhibit to Registrant's Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.


      (e) Form of Distribution Agreement was filed as an exhibit to Registrant's Post-Effective Amendment No. 64, dated July 19, 2001, and incorporated by reference.


      (f) Pension Plan of Reserve Management Corporation was filed as an exhibit to Effective Amendment No. 32; Amendments to Pension Plan filed as an exhibit to Post-Effective Amendment No. 45 dated July 31, 1989.

      (g)(1) Global Custodian Agreement with Chase Manhattan Bank filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated
      July 31, 1999, and incorporated by reference.


      (g)(2) Amendment to Global Custodian Agreement was filed as an exhibit to Registrant's Post-Effective Amendment No. 64, dated July 19, 2001, and incorporated by reference.


      (h) Not applicable

      (i) Opinion of Counsel

      (j) Consent of Auditors

      (k) Not applicable

      (l) Not applicable

      (m)(1) Form of Registered Dealer Agreement filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

      (m)(2) Plan of Distribution filed as an exhibit to Registrant's Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

      (n) Registrant's Plan Pursuant to Rule 18f-3 filed as an exhibit to Registrant's Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

      (o) Reserved


      (p) Code of Ethics was filed as an exhibit to Registrant's Post-Effective Amendment No. 64, dated July 19, 2001, and incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant Not Applicable

Item 25. Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser


Name                                      Position with the Adviser       Other Businesses
-------------------------------------------------------------------------------------------------------------------
Bruce R. Bent                             Chairman/CEO                    Chairman/CEO and Director of Reserve
                                                                          Management Corporation and Chairman
                                                                          and Director and of Resrv Partners, Inc.
                                                                          both of the same address as the Trust.
-------------------------------------------------------------------------------------------------------------------
Bruce R. Bent II                          President and                   Senior Vice President, Secretary and
                                            Secretary                     Director of Reserve Management
                                                                          Corporation and Secretary and
                                                                          Director of Resrv Partners, Inc.
                                                                          both of the same address as the
                                                                          Trust.
-------------------------------------------------------------------------------------------------------------------
Arthur T. Bent III                  Senior Vice President and             President, Treasurer and
                                          COO/Treasurer                   Director of Reserve Management
                                                                          Corporation and Treasurer
                                                                          and Director of Resrv Partners, Inc.
                                                                          both of the same address as the
                                                                          Trust.
-------------------------------------------------------------------------------------------------------------------
Irene Greenberg                              General                      General Couunsel for Reserve
                                             Counsel                      Management Corporation and
                                                                          General Counsel and Assistant Secretary
                                                                          of Resrv Partners, Inc. both of the
                                                                          same address of the Trust.
-------------------------------------------------------------------------------------------------------------------
Agnes Mullady                               Controller                    Controller of Reserve Management
                                                                          Corporation and Reserv Partners,
                                                                          Inc. both of the same address of the
                                                                          Trust.
-------------------------------------------------------------------------------------------------------------------


Item 27. Principal Underwriters

(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Private Equity Series.

Name and Principal Positions and Offices Positions and Offices Business Address with Resrv Partners, Inc. with Registrant


-----------------------------------------------------------------------------------
Bruce R. Bent                          Chairman and Director
1250 Broadway
New York, New York 10001-3701
-----------------------------------------------------------------------------------
Mary A. Belmonte                       President
1250 Broadway
New York, New York 10001-3701
-----------------------------------------------------------------------------------
Bruce R. Bent II                       Secretary and Director
1250 Broadway
New York, New York 10001-3701
-----------------------------------------------------------------------------------
Arthur Bent III                        Treasurer and Director
1250 Broadway
New York, New York 10001-3701
-----------------------------------------------------------------------------------
Irene Greenberg                        General Counsel & Assistant Secretary
1250 Broadway
New York, New York 10001-3701
- ----------------------------------------------------------------------------------
Agnes Mullady                          Controller
1250 Broadway
New York, New York 10001-3701
-----------------------------------------------------------------------------------

(b) GAM Services, Inc. also acts as a principal underwriter of The Reserve Fund and the Global Asset Management Funds, Inc.

-----------------------------------------------------------------------------------
Kevin Blanchfield                       CCO & Director
GAM Services, Inc.
135 East 57th Street
Suite 2500
New York, NY 10022
-----------------------------------------------------------------------------------
David A. Andersen                       Managing Director & Director
GAM Services, Inc.
135 East 57th Street
Suite 2500
New York, NY 10022
-----------------------------------------------------------------------------------
Joseph J. Allessie                      Vice President, Secretary & General
GAM Services, Inc.                      Counsel
135 East 57th Street
Suite 2500
New York, NY 10022
-----------------------------------------------------------------------------------
Teresa B. Riggin                        Vice President & Asst. Secy.
GAM Services, Inc.
135 E. 57th Street
Suite 2500
New York, NY 10022


Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services
         See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings
         Not Applicable

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 (b) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment
No. 65 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 6th day of August, 2002.


                                THE RESERVE FUND

                                    By:  /s/ Bruce R. Bent
                                       ------------------------------------
                                       Bruce R. Bent, Chairman and CEO


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 65 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                    Title                      Date
/s/ Bruce R. Bent            Chairman and CEO and       August 6, 2002
---------------------------- Trustee (principal
Bruce R. Bent                executive operating and
                             financial officer)

*                            Trustee                    August 6, 2002
----------------------------
Edwin Ehlert Jr.

*                            Trustee                    August 6, 2002
----------------------------
Donald J. Harrington

*                            Trustee                    August 6, 2002
----------------------------
William E. Viklund

*                            Trustee                    August 6, 2002
----------------------------
William Montgoris

*                            Trustee                    August 6, 2002
----------------------------
Patrick Foye

/s/ Arthur T. Bent III       COO/Treasurer and          August 6, 2002
---------------------------- Senior Vice President
Arthur T. Bent III

/s/ Bruce R. Bent                                       August 6, 2002
----------------------------
Bruce R. Bent
*Signed pursuant to a power
of attorney